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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 9/30/09


Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 59.4%
Aerospace and Defense - 1.7%
$        1,089,036  BAE Systems PLC**                                                                                 $    6,076,689
           193,540  Boeing Co.                                                                                            10,480,191
           459,069  Empresa Brasileira de Aeronautica S.A. (ADR)*                                                         10,531,043
                                                                                                                          27,087,923
Agricultural Chemicals - 1.5%
           105,816  Monsanto Co.                                                                                           8,190,158
           358,579  Syngenta A.G. (ADR)**                                                                                 16,476,705
                                                                                                                          24,666,863
Applications Software - 0.4%
           260,577  Microsoft Corp.                                                                                        6,746,339
Athletic Footwear - 1.2%
           290,904  NIKE, Inc. - Class B                                                                                  18,821,489
Brewery - 1.9%
           667,292  Anheuser-Busch InBev N.V.**                                                                           30,509,433
           784,368  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                 3,443
                                                                                                                          30,512,876
Cable Television - 0.5%
           313,177  DIRECTV Group, Inc.*                                                                                   8,637,422
Casino Hotels - 1.2%
         1,001,584  Crown, Ltd.                                                                                            7,856,426
           156,397  Wynn Resorts, Ltd.*                                                                                   11,086,983
                                                                                                                          18,943,409
Cellular Telecommunications - 0.3%
           208,615  Vodafone Group PLC**                                                                                   4,693,838
Commercial Banks - 1.2%
           128,400  ICICI Bank, Ltd. (ADR)                                                                                 4,951,104
           256,280  Itau Unibanco Holding S.A. (ADR)                                                                       5,164,042
           388,222  Standard Chartered PLC**                                                                               9,570,666
                                                                                                                          19,685,812
Commercial Services - Finance - 0.3%
           237,856  Western Union Co.                                                                                      4,500,236
Computers - 4.0%
           180,793  Apple, Inc.*                                                                                          33,513,598
           106,842  International Business Machines Corp.                                                                 12,779,372
           281,690  Research In Motion, Ltd. (U.S. Shares)*                                                               19,028,160
                                                                                                                          65,321,130
Cosmetics and Toiletries - 0.9%
           197,289  Colgate-Palmolive Co.                                                                                 15,049,205
Diversified Operations - 1.5%
         1,364,670  China Merchants Holdings International Co., Ltd.                                                       4,473,871
           278,537  Danaher Corp.                                                                                         18,751,110
         2,899,640  Melco International Development, Ltd.*                                                                 1,847,637
                                                                                                                          25,072,618
E-Commerce/Services - 0.6%
           365,484  eBay, Inc.*                                                                                            8,629,077
           165,060  Liberty Media Corp. - Interactive - Class A*                                                           1,810,708
                                                                                                                          10,439,785
Electric Products - Miscellaneous - 0.4%
           167,492  Emerson Electric Co.                                                                                   6,713,079
Electronic Components - Semiconductors - 0.4%
            84,218  Broadcom Corp. - Class A*                                                                              2,584,650
           168,070  Microchip Technology, Inc.                                                                             4,453,855
                                                                                                                           7,038,505
Electronic Connectors - 0.7%
           283,098  Amphenol Corp. - Class A                                                                              10,667,133
Enterprise Software/Services - 1.8%
           213,824  CA, Inc.                                                                                               4,701,990
         1,191,640  Oracle Corp.                                                                                          24,833,777
                                                                                                                          29,535,767
Fiduciary Banks - 0.2%
            43,973  Northern Trust Corp.                                                                                   2,557,470
Finance - Investment Bankers/Brokers - 5.4%
           300,381  Charles Schwab Corp.                                                                                   5,752,296
           454,045  Credit Suisse Group A.G. (ADR)**                                                                      25,267,604
           142,406  Goldman Sachs Group, Inc.                                                                             26,252,547
           992,721  Morgan Stanley                                                                                        30,655,225
                                                                                                                          87,927,672
Finance - Other Services - 0.6%
           353,741  NYSE Euronext                                                                                         10,219,577
Food - Miscellaneous/Diversified - 1.4%
           537,558  Nestle S.A.**                                                                                         22,938,737
Hotels and Motels - 1.4%
           702,842  Starwood Hotels & Resorts Worldwide, Inc.                                                             23,214,871
Industrial Gases - 0.5%
           100,202  Praxair, Inc.                                                                                          8,185,501
Medical - Biomedical and Genetic - 1.9%
           149,298  Celgene Corp.*                                                                                         8,345,758
           434,915  Gilead Sciences, Inc.*                                                                                20,258,341
            59,819  OSI Pharmaceuticals, Inc.*                                                                             2,111,611
                                                                                                                          30,715,710
Medical - Drugs - 4.1%
           239,822  Abbott Laboratories                                                                                   11,863,994
         1,187,219  Bristol-Myers Squibb Co.                                                                              26,736,172
           171,586  Roche Holding A.G.**                                                                                  27,783,891
                                                                                                                          66,384,057
Medical - HMO - 1.2%
           797,215  UnitedHealth Group, Inc.                                                                              19,962,264
Medical Products - 3.0%
           472,604  Baxter International, Inc.                                                                            26,943,154
           320,884  Covidien PLC (U.S. Shares)**                                                                          13,881,442
           139,015  Johnson & Johnson                                                                                      8,464,623
                                                                                                                          49,289,219
Metal Processors and Fabricators - 0.4%
            61,040  Precision Castparts Corp.                                                                              6,218,145
Networking Products - 0.5%
           325,408  Cisco Systems, Inc.*                                                                                   7,660,104
Oil and Gas Drilling - 0.5%
            91,432  Transocean, Ltd. (U.S. Shares)* ,**                                                                    7,820,179
Oil Companies - Exploration and Production - 3.7%
           601,528  EnCana Corp. (U.S. Shares)                                                                            34,654,029
           151,313  Occidental Petroleum Corp.                                                                            11,862,939
           345,669  Petroleo Brasileiro S.A. (U.S. Shares)                                                                13,588,248
                                                                                                                          60,105,216
Oil Companies - Integrated - 1.1%
           345,080  Hess Corp.                                                                                            18,447,977
Optical Supplies - 0.3%
            30,780  Alcon, Inc. (U.S. Shares)**                                                                            4,268,263
Power Converters and Power Supply Equipment - 0.2%
           217,176  Suntech Power Holdings Co., Ltd. (ADR)*                                                                3,301,075
Retail - Apparel and Shoe - 0.8%
         1,898,955  Esprit Holdings, Ltd.                                                                                 12,735,550
Retail - Consumer Electronics - 0.6%
           140,715  Yamada Denki Co., Ltd.**                                                                               9,545,266
Retail - Drug Store - 1.5%
           680,179  CVS Caremark Corp.                                                                                    24,309,597
Retail - Jewelry - 0.1%
            59,865  Tiffany & Co.                                                                                          2,306,598
Semiconductor Components/Integrated Circuits - 0.3%
           253,755  Marvell Technology Group, Ltd.*                                                                        4,108,293
Soap and Cleaning Preparations - 2.0%
           669,335  Reckitt Benckiser Group PLC**                                                                         32,706,312
Super-Regional Banks - 0.2%
           233,865  Bank of America Corp.                                                                                  3,956,996
Telecommunication Equipment - Fiber Optics - 0.8%
           852,553  Corning, Inc.                                                                                         13,052,586
Television - 0.6%
           846,571  CBS Corp. - Class B                                                                                   10,201,181
Tobacco - 2.4%
           463,745  Altria Group, Inc.                                                                                     8,259,298
           644,050  Philip Morris International, Inc.                                                                     31,390,997
                                                                                                                          39,650,295
Toys - 0.5%
            30,200  Nintendo Co., Ltd.**                                                                                   7,723,356
Transportation - Railroad - 1.7%
           381,437  Canadian National Railway Co. (U.S. Shares)                                                           18,686,598
           165,853  Union Pacific Corp.                                                                                    9,677,523
                                                                                                                          28,364,121
Wireless Equipment - 1.0%
           379,819  QUALCOMM, Inc.                                                                                        17,084,259
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $803,056,666)                                                                                   969,093,876
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 33.5%
Advertising Services - 0.2%
$          580,000  WPP Finance UK, 5.8750%, 6/15/14**                                                                       595,586
         2,348,000  WPP Finance UK, 8.0000%, 9/15/14**                                                                     2,575,624
                                                                                                                           3,171,210
Aerospace and Defense - 0.3%
         2,205,000  BAE Systems PLC, 4.9500%, 6/1/14 (144A)                                                                2,286,431
         2,485,000  Meccanica Holdings U.S.A., 6.2500%, 7/15/19 (144A)                                                     2,681,002
                                                                                                                           4,967,433
Agricultural Chemicals - 0.3%
         2,080,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    2,218,769
         3,075,000  Potash Corp of Saskatchewan Inc., 5.2500%, 5/15/14                                                     3,326,695
                                                                                                                           5,545,464
Appliances - 0.1%
           970,000  Whirlpool Corp., 8.0000%, 5/1/12                                                                       1,047,020
Automotive - Cars and Light Trucks - 0.4%
         5,870,000  Volvo A.B. (U.S. Shares), 5.9500%, 4/1/15 (144A)**                                                     5,864,541
Automotive - Truck Parts and Equipment - Original - 0.1%
         1,110,000  Johnson Controls, Inc., 5.5000%, 1/15/16                                                               1,149,826
Beverages - Non-Alcoholic - 0.4%
         3,120,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        3,405,224
         1,140,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                        1,295,933
           705,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                          877,956
         1,250,000  PepsiCo, Inc., 3.75%, 3/1/14                                                                           1,301,508
                                                                                                                           6,880,621
Beverages - Wine and Spirits - 0.2%
         2,325,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    2,480,961
Brewery - 1.1%
         4,395,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          4,948,093
         5,900,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          6,981,234
         5,025,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 (144A)                                          6,626,161
                                                                                                                          18,555,488
Building - Residential and Commercial - 0.4%
         1,400,000  D.R. Horton, Inc.. 7.8750%, 8/15/11                                                                    1,470,000
         2,020,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  1,928,815
         1,400,000  Ryland Group, 5.3750%, 5/15/12                                                                         1,400,000
         1,375,000  Toll Brothers Finance Corp., 5.9500%, 9/15/13                                                          1,397,065
                                                                                                                           6,195,880
Building Products - Cement and Aggregate - 0.2%
           765,000  CRH America, Inc., 5.6250%, 9/30/11                                                                      794,746
         1,415,000  CRH America Inc., 6.9500%, 3/15/12                                                                     1,515,848
         1,040,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                      1,079,048
                                                                                                                           3,389,642
Cable Television - 0.8%
         2,575,000  Comcast Corp., 6.3000%, 11/15/17                                                                       2,821,142
         2,135,000  Comcast Corp., 5.7000%, 5/15/18                                                                        2,244,662
           880,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                         933,598
         1,385,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      1,749,909
         2,505,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                               2,767,424
           640,000  Time Warner Cable, Inc., 8.7500%, 2/14/19                                                                788,435
         1,305,000  Time Warner Cable, Inc., 8.2500%, 4/1/19                                                               1,577,348
                                                                                                                          12,882,518
Casino Hotels - 0.1%
         1,385,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14 (144A)                                                        1,436,938
Casino Services - 0.4%
         5,195,000  International Game Technology, 7.5000%, 6/15/19                                                        5,756,839
Cellular Telecommunications - 0.3%
         1,925,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   2,055,567
         2,260,000  Verizon Wireless Capital LLC, 7.3750%, 11/15/13 (144A)                                                 2,595,303
                                                                                                                           4,650,870
Chemicals - Diversified - 0.7%
         3,390,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     3,750,184
         6,655,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                     7,481,192
                                                                                                                          11,231,376
Commercial Banks - 1.3%
         6,950,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            7,335,112
         2,730,000  BB&T Corp., 5.7000%, 4/30/14                                                                           2,956,464
         2,710,000  BB&T Corp., 6.8500%, 4/30/19                                                                           3,031,401
         3,005,000  Credit Suisse New York, 5.0000%, 5/15/13**                                                             3,180,246
         4,835,000  Credit Suisse New York, 5.5000%, 5/1/14**                                                              5,195,589
                                                                                                                          21,698,812
Commercial Services - Finance - 0.2%
         3,020,000  Western Union Co., 6.5000%, 2/26/14                                                                    3,298,293
Computer Services - 0.4%
         6,465,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                    6,473,081
Computers - Memory Devices - 0.3%
         1,882,000  Seagate Technology, 6.3750%, 10/1/11                                                                   1,882,000
         2,595,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            2,835,038
                                                                                                                           4,717,038
Consulting Services - 0%
           510,000  FTI Consulting Inc., 7.7500%, 10/1/16                                                                    507,450
Containers - Paper and Plastic - 0.1%
           700,000  Bemis Co., Inc., 5.6500%, 8/1/14                                                                         743,212
           565,000  Bemis Co., Inc., 6.8000%, 8/1/19                                                                         630,524
                                                                                                                           1,373,736
Cosmetics and Toiletries - 0.2%
           875,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                              1,008,863
         1,745,000  Procter & Gamble Co., 4.6000%, 1/15/14                                                                 1,874,645
                                                                                                                           2,883,508
Dialysis Centers - 0.2%
         3,520,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         3,484,800
Diversified Financial Services - 1.8%
         5,025,000  American Express Travel Related Services, Inc., 5.2500%, 11/21/11 (144A)                               5,190,668
         6,615,000  Bank of America Corp., 7.3750%, 5/15/14                                                                7,360,271
         1,360,000  Bank of America Corp., 5.4200%, 3/15/17                                                                1,299,423
         4,125,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      4,170,837
         3,385,000  Citigroup, Inc., 5.3000%, 10/17/12                                                                     3,492,474
         1,465,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        1,520,795
         2,095,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       2,246,450
         1,395,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                        1,415,145
         2,265,000  JPMorgan Chase & Co., 6.3000%, 4/23/19                                                                 2,472,762
                                                                                                                          29,168,825
Diversified Minerals - 0.7%
         1,629,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 1,673,798
         4,945,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                 5,439,500
         1,415,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 1,356,631
         1,260,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                                                1,423,800
         1,260,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                1,464,750
                                                                                                                          11,358,479
Diversified Manufacturing Operations - 0%
           709,000  Tyco International Finance, 4.1250%, 10/15/14                                                            706,540

Diversified Operations - 1.8%
           745,000  Eaton Corp., 5.4500%, 10/15/34                                                                           718,392
         2,565,000  ITT Corp., 4.9000%, 5/1/14                                                                             2,674,669
         6,940,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 7,448,875
           840,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                         966,000
         6,608,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                          6,991,124
         4,075,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                          4,242,756
         1,880,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17                                                          1,968,020
         3,760,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                          3,864,671
                                                                                                                          28,874,507
Electric - Generation - 0.4%
         2,015,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               2,219,683
         2,015,000  Allegheny Energy Supply Co. LLC, 5.7500%, 10/15/19 (144A)                                              2,013,590
         2,015,000  Allegheny Energy Supply Co. LLC, 6.7500%, 10/15/39 (144A)                                              2,034,439
                                                                                                                           6,267,712
Electric - Integrated - 0.6%
         2,760,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      2,811,466
         1,395,000  Pacific Gas & Electric Co., 4.2000%, 3/1/11                                                            1,444,008
         1,860,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                               1,944,714
         2,895,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     3,136,853
                                                                                                                           9,337,041
Electronic Components - Semiconductors - 0.3%
         3,740,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         3,902,484
         1,448,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         1,430,999
                                                                                                                           5,333,483
Electronics - Military - 0.5%
         1,750,000  L-3 Communications Corp., 7.6250%, 6/15/12                                                             1,774,063
         1,518,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             1,536,975
         2,140,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                             2,156,050
         1,953,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                            1,972,530
                                                                                                                           7,439,618
Enterprise Software/Services - 0.2%
         2,912,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    3,152,604
Fiduciary Banks - 0.2%
         3,215,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  3,420,918
Finance - Auto Loans - 0.7%
         1,745,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            1,783,196
         3,900,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                             3,879,654
         2,005,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           1,947,274
         2,163,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             2,076,841
         1,755,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             1,686,550
                                                                                                                          11,373,515
Finance - Credit Card - 0.4%
         1,735,000  American Express Co., 7.3000%, 8/20/13                                                                 1,924,101
         1,475,000  American Express Co., 7.0000%, 3/19/18                                                                 1,622,615
         3,165,000  American Express Co., 8.1250%, 5/20/19                                                                 3,743,217
                                                                                                                           7,289,933
Finance - Investment Bankers/Brokers - 2.2%
         5,175,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                  5,456,618
         1,250,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                             1,283,249
         1,255,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                            1,344,075
         2,420,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             2,631,837
         1,250,000  Goldman Sachs Group, Inc., 6.25%, 9/1/17                                                               1,321,991
         2,740,000  Goldman Sachs Group, Inc., 6.1500%, 4/1/18                                                             2,882,242
         3,700,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                                3,915,962
           162,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                       163,616
         2,895,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     2,853,654
         1,135,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       1,210,221
         1,200,000  Morgan Stanley, 5.2500%, 11/2/12                                                                       1,271,563
         6,280,000  Morgan Stanley, 4.7500%, 4/1/14                                                                        6,233,653
         1,750,000  Morgan Stanley, 6.6250%, 4/1/18                                                                        1,850,490
         3,570,000  Morgan Stanley, 5.6250%, 9/23/19                                                                       3,510,377
                                                                                                                          35,929,548
Finance - Other Services - 0.2%
         3,765,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      4,120,600
Food - Meat Products - 0.2%
         1,750,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                1,680,000
         1,920,000  Tyson Foods Inc., 3.2500%, 10/15/13                                                                    2,032,800
                                                                                                                           3,712,800
Food - Miscellaneous/Diversified - 0.5%
         4,515,000  Del Monte Corp., 8.6250%, 12/15/12                                                                     4,639,163
         1,536,000  General Mills, Inc., 5.2500%, 8/15/13                                                                  1,671,079
           445,000  Heinz (H.J.) Finance Co., 7.1250%, 8/1/39 (144A)                                                         526,694
           635,000  Kellogg Co., 4.2500%, 3/6/13                                                                             666,914
                                                                                                                           7,503,850
Food - Retail - 0.2%
         2,840,000  Delhaize Group, 5.8750%, 2/1/14**                                                                      3,058,603
Hotels and Motels - 0%
           755,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                             790,863
Investment Management and Advisory Services - 0.2%
         3,450,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           3,803,183
Life and Health Insurance - 0.7%
         4,005,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                           4,029,715
         1,405,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                           1,403,379
         4,680,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           5,222,926
                                                                                                                          10,656,020
Medical - Biomedical and Genetic - 0.1%
         1,288,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          1,252,580
Medical - Generic Drugs - 0.4%
         2,810,000  Watson Pharmaceuticals, Inc., 5.0000%, 8/15/14                                                         2,880,497
         3,115,000  Watson Pharmaceuticals, Inc., 6.1250%, 8/15/19                                                         3,276,033
                                                                                                                           6,156,530
Medical - Hospitals - 0.5%
         1,760,000  HCA, Inc., 8.7500%, 9/1/10                                                                             1,786,400
         4,265,000  HCA, Inc., 9.2500%, 11/15/16                                                                           4,408,944
         1,246,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                     1,302,070
                                                                                                                           7,497,414
Medical - Wholesale Drug Distributors - 0.2%
         1,630,000  McKesson Corp., 6.5000%, 2/15/14                                                                       1,786,717
         1,400,000  McKesson Corp., 7.5000%, 2/15/19                                                                       1,671,723
                                                                                                                           3,458,440
Medical Instruments - 0.1%
         1,635,000  Beckman Coulter, Inc., 6.0000%, 6/1/15                                                                 1,783,653
Medical Labs and Testing Services - 0.6%
         1,390,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                1,437,152
         5,015,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           5,306,492
         3,015,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           3,356,114
                                                                                                                          10,099,758
Medical Products - 0.6%
         2,590,000  Carefusion Corp., 4.1250%, 8/1/12 (144A)                                                               2,658,622
         1,925,000  Carefusion Corp., 5.1250%, 8/1/14 (144A)                                                               2,008,680
         2,045,000  Carefusion Corp., 6.3750%, 8/1/19 (144A)                                                               2,217,921
         3,265,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        3,630,246
                                                                                                                          10,515,469
Multi-Line Insurance - 0.4%
         2,745,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         3,063,442
         3,140,000  MetLife Inc., 7.7170%, 2/15/19                                                                         3,696,647
                                                                                                                           6,760,089
Multimedia - 0.3%
         1,802,000  News America, Inc., 6.9000%, 8/15/39 (144A)                                                            1,918,379
         2,085,000  Time Warner Cable, Inc., 6.7500%, 6/15/39                                                              2,254,794
                                                                                                                           4,173,173
Non-Hazardous Waste Disposal - 0.2%
         3,740,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     3,945,700
Office Automation and Equipment - 0.1%
           620,000  Xerox Corp., 5.6500%, 5/15/13                                                                            645,164
         1,321,000  Xerox Corp., 8.2500%, 5/15/14                                                                          1,501,569
                                                                                                                           2,146,733
Oil - Field Services - 0.1%
         1,515,000  Weatherford International, Ltd., 9.6250%, 3/1/19**                                                     1,896,521
Oil and Gas Drilling - 0.4%
         3,524,000  Rowan Companies, Inc., 7.8750%, 8/1/19                                                                 3,788,934
         1,880,000  Nabors Industries, Ltd., 9.2500%, 1/15/19 (144A)                                                       2,234,215
                                                                                                                           6,023,149
Oil Companies - Exploration and Production - 0.5%
           295,000  Anadarko Petroleum Corp., 5.7500%, 6/15/14                                                               316,615
         3,270,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             3,464,758
           420,000  Anadarko Petroleum Corp., 6.9500%, 6/15/19                                                               468,251
         3,935,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    3,994,025
           380,000  Newfield Exploration Co., 7.6250%, 3/1/11                                                                393,300
                                                                                                                           8,636,949
Oil Refining and Marketing - 0 %
           255,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     261,056
Pharmacy Services - 0.7%
         4,400,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                4,670,772
         3,755,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                4,126,538
         1,610,000  Express Scripts, Inc., 7.2500%, 6/15/19                                                                1,890,865
                                                                                                                          10,688,175
Pipelines - 1.2%
         2,440,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                     2,528,216
         4,030,000  Midcontinent Express Pipeline LLC, 5.4500%, 9/15/14 (144A)                                             4,071,561
         4,030,000  Midcontinent Express Pipeline LLC, 6.7000%, 9/15/19 (144A)                                             4,144,608
         1,200,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                     1,233,618
           950,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                     1,140,383
           785,000  Tennessee Gas Pipeline, 8.0000%, 2/1/16                                                                  890,975
           896,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     937,322
         4,275,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         4,071,937
                                                                                                                          19,018,620
Reinsurance - 0.6%
         6,030,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                              6,321,737
         2,725,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     2,959,650
                                                                                                                           9,281,387
REIT - Health Care - 0.2%
         3,494,000  HCP, Inc., 6.4500%, 6/25/12                                                                            3,602,195
REIT - Regional Malls - 0.1%
         1,430,000  Simon Property Group L.P., 6.7500%, 5/15/14                                                            1,533,648
Resorts and Theme Parks - 0.1%
           970,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                     957,875
Retail - Apparel and Shoe - 0.5%
           550,000  Limited Brands, Inc., 6.1250%, 12/1/12                                                                   541,360
         2,015,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 1,900,050
         1,660,000  Limited Brands, Inc., 8.5000%, 6/15/19 (144A)                                                          1,736,577
         2,225,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 1,850,366
         2,670,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       2,928,971
                                                                                                                           8,957,324
Retail - Auto Parts - 0.4%
         6,940,000  Autozone, Inc., 5.7500%, 1/15/15                                                                       7,389,122
Retail - Discount - 0.1%
         1,200,000  Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                                                1,225,206
Retail - Office Supplies - 0.1%
         1,505,000  Staples, Inc., 7.7500%, 4/1/11                                                                         1,625,292
Retail - Propane Distribution - 0.1%
         1,465,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                               1,428,375
Retail - Regional Department Stores - 0.6%
         1,435,000  JC Penny Corp., Inc., 5.7500%, 2/15/18                                                                 1,334,550
         1,725,000  JC Penny Corp., Inc., 7.4000%, 4/1/37                                                                  1,535,250
         2,000,000  Macy's Retail Holdings, Inc., 5.8750%, 1/15/13                                                         1,941,886
         4,060,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                         3,814,573
         2,095,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                         1,919,422
                                                                                                                          10,545,681
Retail - Restaurants - 0.2%
           785,000  Brinker International, 5.7500%, 6/1/14                                                                   748,888
         2,765,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             2,917,926
                                                                                                                           3,666,814
Rubber - Tires - 0.2%
         3,137,000  Goodyear Tire & Rubber Co., 5.0100%, 12/1/09 ***                                                       3,133,079
Special Purpose Entity - 0.2%
         1,070,000  Petroplus Finance, Ltd., 6.7500%, 5/1/14 (144A)                                                        1,001,788
         2,023,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                        1,840,930
         1,065,000  Petroplus Finance, Ltd., 9.3750%, 9/15/19 (144A)                                                       1,049,025
                                                                                                                           3,891,743
Steel - Producers - 0.7%
         1,965,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         2,008,937
         1,655,000  ArcelorMittal, 9.0000%, 2/15/15                                                                        1,903,250
         2,520,000  ArcelorMittal, 6.1250%, 6/1/18                                                                         2,482,593
         2,255,000  Reliance Steel & Aluminum, Co., 6.2000%, 11/15/16                                                      2,233,093
         2,743,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                          2,756,715
                                                                                                                          11,384,588
Super-Regional Banks - 0.4%
         1,650,000  Bank of America Corp., 5.6500%, 5/1/18                                                                 1,629,194
         2,150,000  Capital One Financial Corp., 7.3750%, 5/23/14                                                          2,399,429
         1,765,000  National City Corp., 6.8750%, 5/15/19                                                                  1,916,231
                                                                                                                           5,944,854
Telephone - Integrated - 1.1%
         5,710,000  L-3 Communications Corp., 5.2000%, 10/15/19 (144A)                                                     5,724,275
         3,760,000  Qwest Communications International, Inc., 7.2500%, 2/15/11                                             3,811,700
         8,150,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                 8,343,563
                                                                                                                          17,879,538
Television - 0.6%
         2,255,000  CBS Corp., 6.6250%, 5/15/11                                                                            2,362,176
         3,315,000  CBS Corp., 8.2000%, 5/15/14                                                                            3,608,828
         3,765,000  CBS Corp., 8.8750%, 5/15/19                                                                            4,152,550
                                                                                                                          10,123,554
Transportation - Railroad - 0.1%
         1,340,647  CSX Corp., 8.3750%, 10/15/14                                                                           1,587,433
Wireless Equipment - 0.3%
         4,300,000  American Tower Corp., 7.2500%, 5/15/19 (144A)                                                          4,418,250
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $504,827,825)                                                                                545,831,954
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Food - Miscellaneous/Diversified - 0.1%
                10  H.J. Heinz Finance Co. (144A)                                                                          1,027,813
Metal - Copper - 0.3%
            56,295  Freeport-McMoRan Copper & Gold, Inc., convertible                                                      5,798,385
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,887,030)                                                                                    6,826,198
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 6.7%
        18,515,000  1.3750%, 2/15/12                                                                                      18,611,907
           145,000  1.8750%, 6/15/12                                                                                         147,266
         2,888,602  0.6250%, 4/15/13****                                                                                   2,882,282
        14,570,000  2.7500%, 10/31/13                                                                                     15,036,692
         5,630,000  1.7500%, 1/31/14                                                                                       5,559,625
        24,250,000  1.8750%, 2/28/14                                                                                      24,039,703
        17,278,000  2.2500%, 5/31/14**                                                                                    17,330,645
         9,894,000  2.6250%, 6/30/14                                                                                      10,070,232
         3,839,000  2.6250%, 7/31/14                                                                                       3,903,184
         4,970,000  2.3750%, 8/31/14                                                                                       4,988,638
           850,000  2.3750%, 9/30/14                                                                                         852,193
           545,000  4.5000%, 5/15/17                                                                                         598,180
           675,000  4.2500%, 11/15/17                                                                                        727,313
           221,000  3.6250%, 8/15/19                                                                                         226,836
         4,335,000  4.5000%, 8/15/39                                                                                       4,673,672
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $108,747,759)                                                                      109,648,368

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,420,519,280) - 100%                                                                  $1,631,400,396
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Australia                              $        7,856,426              0.5%
Belgium                                        33,571,480              2.1%
Bermuda                                        20,735,586              1.3%
Brazil                                         29,283,333              1.8%
Canada                                         85,686,397              5.3%
Cayman Islands                                  8,018,113              0.5%
Hong Kong                                       6,321,507              0.4%
India                                           4,951,104              0.3%
Ireland                                        13,881,442              0.9%
Japan                                          17,268,622              1.1%
Luxembourg                                     24,167,892              1.5%
Sweden                                          5,864,541              0.3%
Switzerland                                   114,827,734              7.0%
United Kingdom                                 56,218,715              3.4%
United States                               1,202,747,504             73.6%
--------------------------------------------------------------------------------
Total                                  $    1,631,400,396            100.0%

Forward Currency Contracts, Open
As of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 11/12/09                                   6,200,000   $     9,905,312   $       307,455
British Pound 11/19/09                                   9,100,000        14,538,232          (110,000)
Euro 10/15/09                                            1,800,000         2,633,738           (84,920)
Euro 11/12/09                                            4,800,000         7,023,062           (14,390)
Swiss Franc 11/19/09                                    25,200,000        24,333,310           125,110
Yen 11/12/09                                           110,000,000         1,225,982           (20,951)
Yen 11/19/09                                           216,000,000         2,407,485            11,518
-------------------------------------------------------------------------------------------------------
Total                                                                $    62,067,121   $       213,822

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***               Rate is subject to change.  Rate shown reflects current rate.

****              Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS).

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                                Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                Prices                 Observable Inputs                 Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Balanced Portfolio

Aerospace and Defense                                     $10,480,191                       $16,607,732                        -

Agricultural Chemicals                                      8,190,158                        16,476,705                        -

Brewery                                                             -                        30,512,876                        -

Casino Hotels                                              11,086,983                         7,856,426                        -

Cellular Telecommunications                                         -                         4,693,838                        -

Commercial Banks                                                    -                        19,685,812                        -

Diversified Operations                                     18,751,110                         6,321,508                        -

Finance - Investment Bankers/Brokers                       62,660,068                        25,267,604                        -

Food - Miscellaneous/Diversified                                    -                        22,938,737                        -

Medical - Drugs                                            38,600,166                        27,783,891                        -

Oil Companies - Exploration and Production                 46,516,968                        13,588,248                        -

Power Converters and Power Supply Equipment                         -                         3,301,075                        -

Retail - Apparel and Shoe                                                                    12,735,550                        -

Retail - Consumer Electronics                                                                 9,545,266                        -

Soap and Cleaning Preparations                                                               32,706,312                        -

Toys                                                                                          7,723,356                        -

All Other                                                 515,063,296                                 -                        -

Corporate Bonds                                                     -                       545,831,954                        -

Preferred Stock                                                     -                         6,826,198                        -

U.S. Treasury Notes/Bonds                                           -                       109,648,368                        -

Total Investments in Securities                          $711,348,940                      $920,051,456                        -

Other Financial Instruments(a):

Janus Aspen Balanced Portfolio                                     $-                          $213,822                       $-
---------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forwards, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    $  743,156,034

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.6%
Advertising Sales - 2.0%
           415,441  Lamar Advertising Co. - Class A*                                                                  $   11,399,701
Aerospace and Defense - 1.6%
           214,080  Empresa Brasileira de Aeronautica S.A. (ADR)*                                                          4,910,995
            87,560  TransDigm Group, Inc.*                                                                                 4,361,364
                                                                                                                           9,272,359
Aerospace and Defense - Equipment - 0.9%
            70,205  Alliant Techsystems, Inc.*                                                                             5,465,459
Agricultural Chemicals - 1.3%
            84,945  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 7,673,931
Agricultural Operations - 0.4%
         3,506,880  Chaoda Modern Agriculture Holdings, Ltd.                                                               2,104,644
Airlines - 1.3%
           264,708  Ryanair Holdings PLC (ADR)*                                                                            7,687,120
Apparel Manufacturers - 0.4%
            29,480  VF Corp.                                                                                               2,135,236
Applications Software - 0.7%
           105,865  Citrix Systems, Inc.*                                                                                  4,153,084
Auction House - Art Dealer - 1.1%
           265,725  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          6,520,892
Batteries and Battery Systems - 1.1%
            98,880  Energizer Holdings, Inc.*                                                                              6,559,699
Casino Hotels - 1.3%
           927,590  Crown, Ltd.**                                                                                          7,276,017
Commercial Services - 0.6%
            77,695  CoStar Group, Inc.*                                                                                    3,202,588
Commercial Services - Finance - 2.1%
           142,455  Global Payments, Inc.                                                                                  6,652,648
            93,303  Interactive Data Corp.                                                                                 2,445,472
           102,065  Paychex, Inc.                                                                                          2,964,988
                                                                                                                          12,063,108
Computer Services - 0.4%
            46,370  IHS, Inc. - Class A*                                                                                   2,370,898
Computers - 1.5%
            46,783  Apple, Inc.*                                                                                           8,672,165
Consulting Services - 0.4%
           134,164  Gartner, Inc.*                                                                                         2,451,176
Containers - Metal and Glass - 3.0%
           167,231  Ball Corp.                                                                                             8,227,765
           249,942  Owens-Illinois, Inc.*                                                                                  9,222,860
                                                                                                                          17,450,625
Decision Support Software - 1.8%
           348,265  MSCI, Inc.*                                                                                           10,315,609
Distribution/Wholesale - 3.5%
           146,745  Fastenal Co.                                                                                           5,679,032
         3,601,860  Li & Fung, Ltd.                                                                                       14,437,615
                                                                                                                          20,116,647
Electric Products - Miscellaneous - 0.8%
           129,655  AMETEK, Inc.                                                                                           4,526,256
Electronic Components - Miscellaneous - 1.0%
           251,795  Tyco Electronics, Ltd. (U.S. Shares)                                                                   5,609,993
Electronic Components - Semiconductors - 0.8%
         1,917,161  ARM Holdings PLC                                                                                       4,423,384
Electronic Connectors - 2.0%
           305,045  Amphenol Corp. - Class A                                                                              11,494,096
Electronic Measuring Instruments - 1.2%
           299,479  Trimble Navigation, Ltd.*                                                                              7,160,543
Enterprise Software/Services - 0.8%
           215,730  CA, Inc.                                                                                               4,743,903
Entertainment Software - 0.4%
           134,685  Electronic Arts, Inc.*                                                                                 2,565,749
Fiduciary Banks - 0.8%
            78,398  Northern Trust Corp.                                                                                   4,559,628
Finance - Other Services - 0.9%
            17,398  CME Group, Inc.                                                                                        5,361,890
Independent Power Producer - 0.5%
           102,340  NRG Energy, Inc.*                                                                                      2,884,965
Instruments - Controls - 0.6%
            37,695  Mettler-Toledo International, Inc.*                                                                    3,414,790
Instruments - Scientific - 1.6%
           206,046  Thermo Fisher Scientific, Inc.*                                                                        8,998,029
Internet Security - 1.7%
           604,915  Symantec Corp.*                                                                                        9,962,950
Investment Management and Advisory Services - 1.9%
            83,324  Eaton Vance Corp.                                                                                      2,332,239
           380,880  National Financial Partners Corp.*                                                                     3,321,274
           119,086  T. Rowe Price Group, Inc.                                                                              5,442,230
                                                                                                                          11,095,743
Machinery - General Industrial - 1.8%
           207,590  Roper Industries, Inc.                                                                                10,582,938
Machinery - Pumps - 0.6%
           113,795  Graco, Inc.                                                                                            3,171,467
Medical - Biomedical and Genetic - 6.7%
           334,945  Celgene Corp.*,**                                                                                     18,723,425
            52,105  Genzyme Corp.*                                                                                         2,955,917
           135,642  Gilead Sciences, Inc.*                                                                                 6,318,203
            70,980  Millipore Corp.*                                                                                       4,992,023
           130,920  Myriad Genetics, Inc.*                                                                                 3,587,208
            56,695  Vertex Pharmaceuticals, Inc.*                                                                          2,148,741
                                                                                                                          38,725,517
Medical - Drugs - 0.6%
            70,220  Shire PLC (ADR)                                                                                        3,671,804
Medical Instruments - 3.2%
           466,365  Boston Scientific Corp.*                                                                               4,938,805
            21,810  Intuitive Surgical, Inc.*                                                                              5,719,673
           109,580  St. Jude Medical, Inc.*                                                                                4,274,716
            59,060  Techne Corp.                                                                                           3,694,203
                                                                                                                          18,627,397
Medical Products - 4.4%
           245,980  Covidien PLC (U.S. Shares)**                                                                          10,641,095
           101,810  Henry Schein, Inc.*                                                                                    5,590,387
           215,415  Varian Medical Systems, Inc.*                                                                          9,075,434
                                                                                                                          25,306,916
Metal Processors and Fabricators - 1.6%
            90,260  Precision Castparts Corp.                                                                              9,194,786
Networking Products - 1.1%
           224,050  Juniper Networks, Inc.*                                                                                6,053,831
Oil Companies - Exploration and Production - 3.8%
           140,804  EOG Resources, Inc.                                                                                   11,758,542
           203,625  Ultra Petroleum Corp. (U.S. Shares)*                                                                   9,969,480
                                                                                                                          21,728,022
Oil Companies - Integrated - 0.9%
           101,015  Hess Corp.                                                                                             5,400,262
Oil Field Machinery and Equipment - 0.7%
           126,650  Dresser-Rand Group, Inc.*                                                                              3,935,016
Physical Practice Management - 0.5%
            49,450  Mednax, Inc.*                                                                                          2,715,794
Pipelines - 1.4%
           171,124  Kinder Morgan Management LLC*                                                                          8,102,721
Printing - Commercial - 1.3%
           146,548  VistaPrint, Ltd. (U.S. Shares)*,**                                                                     7,437,311
Real Estate Management/Services - 1.1%
           134,117  Jones Lang LaSalle, Inc.                                                                               6,353,122
Reinsurance - 1.6%
             2,807  Berkshire Hathaway, Inc. - Class B*                                                                    9,327,661
Retail - Apparel and Shoe - 1.7%
           162,845  American Eagle Outfitters, Inc.                                                                        2,745,567
           100,720  Nordstrom, Inc.                                                                                        3,075,989
           127,445  Urban Outfitters, Inc.*                                                                                3,845,015
                                                                                                                           9,666,571
Retail - Office Supplies - 0.8%
           198,140  Staples, Inc.                                                                                          4,600,811
Retail - Regional Department Stores - 1.0%
            97,865  Kohl's Corp.*                                                                                          5,583,198
Semiconductor Components/Integrated Circuits - 2.1%
         2,920,825  Atmel Corp.*                                                                                          12,238,257
Semiconductor Equipment - 2.1%
           331,730  KLA-Tencor Corp.                                                                                      11,895,838
Telecommunication Equipment - 1.0%
           189,555  CommScope, Inc.*                                                                                       5,673,381
Telecommunication Equipment - Fiber Optics - 0.6%
           227,140  Corning, Inc.                                                                                          3,477,513
Telecommunication Services - 4.7%
           389,037  Amdocs, Ltd. (U.S. Shares)*                                                                           10,457,315
           314,160  SAVVIS, Inc.*                                                                                          4,970,011
           864,095  Time Warner Telecom, Inc. - Class A*                                                                  11,622,078
                                                                                                                          27,049,404
Toys - 1.5%
           466,776  Mattel, Inc.                                                                                           8,616,685
Transactional Software - 1.3%
           233,880  Solera Holdings, Inc.                                                                                  7,276,007
Transportation - Railroad - 1.2%
           140,875  Canadian National Railway Co. (U.S. Shares)                                                            6,901,466
Transportation - Services - 2.0%
           108,015  C.H. Robinson Worldwide, Inc.                                                                          6,237,867
           153,322  Expeditors International of Washington, Inc.                                                           5,389,268
                                                                                                                          11,627,135
Transportation - Truck - 1.0%
           151,560  Landstar System, Inc.                                                                                  5,768,374
Vitamins and Nutrition Products - 0.7%
            87,145  Mead Johnson Nutrition Co. - Class A                                                                   3,931,111
Web Hosting/Design - 1.8%
           114,713  Equinix, Inc.*                                                                                        10,553,596
Wireless Equipment - 3.4%
           627,370  Crown Castle International Corp.*                                                                     19,674,323
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $469,829,410)                                                                                   568,561,112
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.4%
         7,927,030  Janus Cash Liquidity Fund LLC, 0% (cost $7,927,030)                                                    7,927,030
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $477,756,440) - 100%                                                                      $576,488,142
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Australia                              $        7,276,017               1.2%
Bermuda                                        14,437,615               2.5%
Brazil                                          4,910,995               0.8%
Canada                                         31,065,769               5.4%
Cayman Islands                                  2,104,644               0.4%
Guernsey                                       10,457,315               1.8%
Ireland                                        18,328,215               3.2%
Jersey                                          3,671,804               0.6%
Netherlands                                     7,437,311               1.3%
Switzerland                                     5,609,993               1.0%
United Kingdom                                  4,423,384               0.8%
United States++                               466,765,080              81.0%
--------------------------------------------------------------------------------
Total                                  $      576,488,142             100.0%

++    Includes Short-Term Securities (79.6% excluding Short Term Securities)

Forward Currency Contracts,
Open as of September 30, 2009

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
Australian Dollar 10/15/09                               2,665,000   $     2,347,739   $      (161,267)
Australian Dollar 11/12/09                               1,320,000   $     1,160,066   $       (30,542)
Australian Dollar 11/19/09                               2,400,000   $     2,108,034   $       (33,642)
Euro 10/15/09                                            1,450,000   $     2,121,622   $       (68,408)
Euro 11/19/09                                            3,381,387   $     4,947,386   $         8,239
-------------------------------------------------------------------------------------------------------
Total                                                                $    12,684,848   $      (285,620)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio changed its name to "Janus Aspen Enterprise Portfolio" and eliminated its policy to invest at least 80% of its net assets in equity securities of mid-sized companies.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2009)

                                                                                                             Level 3 -
                                             Level 1 - Quoted            Level 2 - Other Significant        Significant
                                                  Prices                      Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Enterprise Portfolio
Common Stock
Aerospace and Defense                         $        4,361,364          $               4,910,995   $                    -
Agricultural Operations                                        -                          2,104,644                        -
Airlines                                                       -                          7,687,120                        -
Casino Hotels                                                  -                          7,276,017                        -
Distribution/Wholesale                                 5,679,032                         14,437,615                        -
Electric Components - Semiconductors                           -                          4,423,384                        -
Medical - Drugs                                                -                          3,671,804                        -

All Other                                            514,009,137                                  -                        -

Money Market                                                   -                          7,927,030                        -

Total Investments in Securities               $      524,049,533          $              52,438,609                        -

Other Financial Instruments(a):
Janus Aspen Enterprise Portfolio              $                -          $               (285,620)   $                    -
----------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                                 $    30,385,423

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 75.2%
Advertising Services - 0.4%
$          285,000  WPP Finance UK, 5.8750%, 6/15/14                                                                  $      292,659
         1,145,000  WPP Finance UK, 8.0000%, 9/15/14                                                                       1,256,000
                                                                                                                           1,548,659
Aerospace and Defense - 0.5%
         1,065,000  BAE Systems PLC, 4.9500%, 6/1/14 (144A)                                                                1,104,330
           730,000  Meccanica Holdings U.S.A., 6.2500%, 7/15/19 (144A)                                                       787,578
                                                                                                                           1,891,908
Agricultural Chemicals - 0.7%
           787,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                      839,505
         1,610,000  Potash Corp of Saskatchewan Inc., 5.2500%, 5/15/14                                                     1,741,782
                                                                                                                           2,581,287
Appliances - 0.1%
           495,000  Whirlpool Corp., 8.0000%, 5/1/12                                                                         534,304
Automotive - Cars and Light Trucks - 0.7%
         2,540,000  Volvo A.B. (U.S. Shares), 5.9500%, 4/1/15 (144A)                                                       2,537,638
Automotive - Truck Parts and Equipment - Original - 0.2%
           540,000  Johnson Controls, Inc., 5.5000%, 1/15/16                                                                 559,375
Beverages - Non-Alcoholic - 1.0%
           444,000  Coca-Cola Enterprises, 4.5000%, 8/15/19                                                                  456,444
         1,145,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        1,249,673
           605,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                          687,754
           365,000  Dr. Pepper Snapple Group, Inc., 7.4500%, 5/1/38                                                          454,545
           645,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                           671,578
                                                                                                                           3,519,994
Beverages - Wine and Spirits - 0.4%
         1,425,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    1,520,589
Brewery - 1.8%
         1,470,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          1,654,994
         1,470,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          1,739,392
         2,310,000  Anheuser-Busch InBev Worldwide, Inc., 8.2000%, 1/15/39 (144A)                                          3,046,056
                                                                                                                           6,440,442
Building - Residential and Commercial - 0.8%
           640,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                      672,000
           960,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                    916,665
           640,000  Ryland Group, 5.3750%, 5/15/12                                                                           640,000
           730,000  Toll Brothers Finance Corp., 5.9500%, 9/15/13                                                            741,714
                                                                                                                           2,970,379
Building Products - Cement and Aggregate - 0.9%
           365,000  CRH America, Inc., 5.6250%, 9/30/11                                                                      379,192
           735,000  CRH America, Inc., 6.9500%, 3/15/12                                                                      787,384
           720,000  Holcim Capital Corp., 6.8750%, 9/29/39 (144A)                                                            741,970
           720,000  Holcim U.S. Finance, 6.0000%, 12/30/19 (144A)                                                            728,761
           615,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                        638,091
                                                                                                                           3,275,398
Cable Television - 1.7%
           695,000  Comcast Corp., 6.3000%, 11/15/17                                                                         761,434
           425,000  Comcast Corp., 5.7000%, 5/15/18                                                                          446,830
         1,205,000  COX Communications, Inc., 4.6250%, 1/15/10                                                             1,215,988
         1,105,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       1,172,302
           370,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                        467,485
           665,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                                 734,665
           375,000  Time Warner Cable, Inc., 8.7500%, 2/14/19                                                                461,974
           735,000  Time Warner Cable, Inc., 8.2500%, 4/1/19                                                                 888,392
                                                                                                                           6,149,070
Casino Hotels - 0%
            80,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14 (144A)                                                           83,000
Casino Services - 0.8%
         2,500,000  International Game Technology, 7.5000%, 6/15/19                                                        2,770,375
Cellular Telecommunications - 0.7%
           960,000  Verizon Wireless Capital LLC, 5.2500%, 2/1/12 (144A)                                                   1,025,114
         1,400,000  Verizon Wireless Capital LLC, 7.3750%, 11/15/13 (144A)                                                 1,607,710
                                                                                                                           2,632,824
Chemicals - Diversified - 1.7%
         1,630,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     1,803,186
         3,250,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                     3,653,474
           685,000  E.I. du Pont de Nemours & Co., 5.0000%, 7/15/13                                                          746,176
                                                                                                                           6,202,836
Commercial Banks - 2.2%
         1,780,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            1,878,634
         1,395,000  BB&T Corp., 5.7000%, 4/30/14                                                                           1,510,721
         1,395,000  BB&T Corp., 6.8500%, 4/30/19                                                                           1,560,444
         1,410,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               1,492,228
         1,600,000  Credit Suisse New York, 5.5000%, 5/1/14                                                                1,719,326
                                                                                                                           8,161,353
Commercial Services - Finance - 0.5%
         1,540,000  Western Union Co., 6.5000%, 2/26/14                                                                    1,681,911
Computer Services - 0.4%
         1,480,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                    1,481,850
Computers - Memory Devices - 0.6%
           903,000  Seagate Technology, 6.3750%, 10/1/11                                                                     903,000
         1,165,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            1,272,763
                                                                                                                           2,175,763
Consulting Services - 0.1%
           265,000  FTI Consulting Inc., 7.7500%, 10/1/16                                                                    263,675
Consumer Products - Miscellaneous - 0.1%
           330,000  Clorox Co., 5.0000%, 3/1/13                                                                              350,051
Containers - Metal and Glass - 0.6%
           390,000  Ball Corp., 7.1250%, 9/1/16                                                                              397,800
           433,000  Ball Corp., 7.3750%, 9/1/19                                                                              439,495
           825,000  Owens-Brockway Glass Container, Inc., 8.2500%, 5/15/13                                                   843,563
           565,000  Owens-Brockway Glass Container, Inc., 6.7500%, 12/1/14                                                   559,350
                                                                                                                           2,240,208
Containers - Paper and Plastic - 0.2%
           320,000  Bemis Co., Inc., 5.6500%, 8/1/14                                                                         339,755
           260,000  Bemis Co., Inc., 6.8000%, 8/1/19                                                                         290,152
                                                                                                                             629,907
Cosmetics and Toiletries - 0.6%
           315,000  Chattem, Inc., 7.0000%, 3/1/14                                                                           318,150
           530,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                                611,083
         1,063,000  Procter & Gamble Co., 4.6000%, 1/15/14                                                                 1,141,975
                                                                                                                           2,071,208
Dialysis Centers - 0.2%
           905,000  DaVita, Inc., 6.6250%, 3/15/13                                                                           895,950
Diversified Financial Services - 2.8%
         3,290,000  Bank of America Corp., 7.3750%, 5/15/14                                                                3,660,666
           680,000  Bank of America Corp., 5.4200%, 3/15/17                                                                  649,711
         2,120,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      2,143,557
           795,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                          825,278
         1,100,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       1,179,520
           653,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                          662,430
         1,035,000  JPMorgan Chase & Co., 6.3000%, 4/23/19                                                                 1,129,937
                                                                                                                          10,251,099
Diversified Minerals - 1.1%
           750,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                   770,625
         2,435,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                 2,678,500
           645,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                   618,394
                                                                                                                           4,067,519
Diversified Operations - 5.1%
           370,000  Eaton Corp., 5.4500%, 10/15/34                                                                           356,785
         3,250,000  ITT Corp., 4.9000%, 5/1/14                                                                             3,388,957
         3,740,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 4,014,236
           510,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                         586,500
         1,035,000  SPX Corp, 7.6250%, 12/15/14                                                                            1,042,763
         3,250,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                          3,438,432
         1,750,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14                                                          1,822,042
           310,000  Tyco Electronics Group S.A., 4.1250%, 10/15/14                                                           308,924
           990,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17                                                          1,036,351
         2,327,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37                                                          2,391,779
                                                                                                                          18,386,769
Electric - Generation - 1.0%
         1,835,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               2,021,399
           870,000  Allegheny Energy Supply Co. LLC, 5.7500%, 10/15/19 (144A)                                                869,391
           870,000  Allegheny Energy Supply Co. LLC, 6.7500%, 10/15/39 (144A)                                                878,393
                                                                                                                           3,769,183
Electric - Integrated - 2.0%
         1,585,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      1,614,555
         1,270,000  Monongahela Power Co., 6.7000%, 6/15/14                                                                1,383,022
           590,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                                              629,237
           910,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                                 951,446
         1,400,000  Southern California Edison Co., 7.6250%, 1/15/10                                                       1,426,298
         1,250,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     1,354,428
                                                                                                                           7,358,986
Electronic Components - Semiconductors - 0.8%
         1,170,000  National Semiconductor Corp., .5490%, 6/15/10 ***                                                      1,125,564
           940,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                           980,838
           669,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                           661,145
                                                                                                                           2,767,547
Electronics - Military - 0.7%
           648,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                               656,100
           920,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                               926,900
           860,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                              868,600
                                                                                                                           2,451,600
Enterprise Software/Services - 0.7%
         1,403,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    1,518,923
           905,000  CA, Inc., 6.1250%, 12/1/14                                                                               990,209
                                                                                                                           2,509,132
Fiduciary Banks - 0.5%
         1,620,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  1,723,759
Finance - Auto Loans - 1.3%
           900,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                              919,700
         1,860,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                             1,850,297
         1,045,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           1,014,913
         1,012,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                               971,689
                                                                                                                           4,756,599
Finance - Credit Card - 1.0%
         1,550,000  American Express Co., 8.1250%, 5/20/19                                                                 1,833,172
           840,000  American Express Co., 7.3000%, 8/20/13                                                                   931,553
           825,000  American Express Co., 7.0000%, 3/19/18                                                                   907,564
                                                                                                                           3,672,289
Finance - Investment Bankers/Brokers - 4.6%
         2,490,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                  2,625,504
         1,255,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             1,364,858
           610,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                               626,225
           770,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                              824,652
         1,350,000  Goldman Sachs Group, Inc., 6.1500%, 4/1/18                                                             1,420,083
         1,865,000  GMAC LLC, 6.8750%, 9/15/11 (144A)                                                                      1,762,425
         1,530,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                                1,619,303
            73,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                        73,728
         1,470,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     1,449,005
         3,465,000  Morgan Stanley, 4.7500%, 4/1/14                                                                        3,439,429
         1,550,000  Morgan Stanley, 5.6250%, 9/23/19                                                                       1,524,113
                                                                                                                          16,729,325
Finance - Other Services - 0.6%
         1,890,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      2,068,509
Food - Meat Products - 0.2%
           860,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                  825,600
Food - Miscellaneous/Diversified - 0.8%
           670,000  Dole Food Co., Inc., 13.8750%, 3/15/14 (144A)                                                            785,575
         1,499,000  General Mills, Inc., 5.2500%, 8/15/13                                                                  1,630,825
           200,000  Heinz (H.J.) Finance Co., 7.1250%, 8/1/39 (144A)                                                         236,717
           360,000  Kellogg Co., 4.2500%, 3/6/13                                                                             378,093
                                                                                                                           3,031,210
Food - Retail - 0.7%
           360,000  Delhaize Group, 5.8750%, 2/1/14                                                                          387,710
         2,016,000  Safeway, Inc., 6.2500%, 3/15/14                                                                        2,227,146
                                                                                                                           2,614,856
Gas - Distribution - 0.1%
           365,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                                         344,925
Hotels and Motels - 1.1%
           591,000  Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                                              602,584
           443,000  Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                                              454,582
         1,945,000  Marriott International Inc., 4.6250%, 6/15/12                                                          1,959,472
           565,000  Marriott International Inc., 5.6250%, 2/15/13                                                            576,415
           395,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                             413,763
                                                                                                                           4,006,816
Industrial Gases - 0.2%
           576,000  Airgas, Inc., 4.5000%, 9/15/14                                                                           586,199
Investment Management and Advisory Services - 0.5%
         1,655,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           1,824,426
Life and Health Insurance - 1.3%
         1,800,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                           1,811,108
           653,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                             652,246
         2,110,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           2,354,781
                                                                                                                           4,818,135
Machinery - General Industrial - 0.4%
         1,448,000  Roper Industries, Inc., 6.2500%, 9/1/19                                                                1,503,117
Medical - Biomedical and Genetic - 0.5%
         1,030,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          1,001,675
           950,000  Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16 (144A)                                                      985,625
                                                                                                                           1,987,300
Medical - Generic Drugs - 0.7%
         1,300,000  Watson Pharmaceuticals, Inc., 5.0000%, 8/15/14                                                         1,332,614
         1,320,000  Watson Pharmaceuticals, Inc., 6.1250%, 8/15/19                                                         1,388,239
                                                                                                                           2,720,853
Medical - Hospitals - 0.7%
           835,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                     855,875
           855,000  HCA, Inc., 9.2500%, 11/15/16                                                                             883,856
           850,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                       888,250
                                                                                                                           2,627,981
Medical - Wholesale Drug Distributors - 0.5%
           790,000  McKesson Corp., 6.5000%, 2/15/14                                                                         865,954
           680,000  McKesson Corp., 7.5000%, 2/15/19                                                                         811,980
                                                                                                                           1,677,934
Medical Instruments - 0.2%
           825,000  Beckman Coulter, Inc., 6.0000%, 6/1/15                                                                   900,008
Medical Labs and Testing Services - 1.4%
           680,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                  703,067
         2,575,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           2,724,669
         1,540,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           1,714,234
                                                                                                                           5,141,970
Medical Products - 1.5%
         1,300,000  Carefusion Corp., 4.1250%, 8/1/12 (144A)                                                               1,334,444
           970,000  Carefusion Corp., 5.1250%, 8/1/14 (144A)                                                               1,012,166
         1,020,000  Carefusion Corp., 6.3750%, 8/1/19 (144A)                                                               1,106,249
         1,665,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        1,851,258
                                                                                                                           5,304,117
Metal - Copper - 0.2%
           630,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                    670,163
Metal Processors and Fabricators - 0.1%
           430,000  Timken Co., 6.0000%, 9/15/14                                                                             446,709
Multi-Line Insurance - 1.0%
         1,355,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         1,512,191
         1,665,000  MetLife Inc., 7.7170%, 2/15/19                                                                         1,960,164
                                                                                                                           3,472,355
Multimedia - 0.5%
           814,000  News America, Inc., 6.9000%, 8/15/39 (144A)                                                              866,571
         1,020,000  Time Warner Cable, Inc., 6.7500%, 6/15/39                                                              1,103,064
                                                                                                                           1,969,635
Non-Hazardous Waste Disposal - 1.4%
           905,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                      934,413
         1,245,000  Allied Waste North America, Inc., 7.2500%, 3/15/15                                                     1,299,469
         1,810,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     1,909,549
           780,000  Waste Management, Inc., 7.3750%, 8/1/10                                                                  816,806
                                                                                                                           4,960,237
Office Automation and Equipment - 0.3%
           245,000  Xerox Corp., 5.6500%, 5/15/13                                                                            254,944
           612,000  Xerox Corp., 8.2500%, 5/15/14                                                                            695,655
                                                                                                                             950,599
Oil - Field Services - 0.5%
         1,010,000  Seacor Holdings, Inc., 7.3750%, 10/1/19                                                                1,014,533
           760,000  Weatherford International, Ltd., 9.6250%, 3/1/19                                                         951,390
                                                                                                                           1,965,923
Oil and Gas Drilling - 0.9%
         1,150,000  Nabors Industries, Ltd., 9.2500%, 1/15/19 (144A)                                                       1,366,674
         1,720,000  Rowan Companies, Inc., 7.8750%, 8/1/19                                                                 1,849,309
                                                                                                                           3,215,983
Oil Companies - Exploration and Production - 1.6%
           135,000  Anadarko Petroleum Corp., 5.7500%, 6/15/14                                                               144,892
         1,550,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             1,642,315
           195,000  Anadarko Petroleum Corp., 6.9500%, 6/15/19                                                               217,402
           755,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                      766,325
           735,000  Forest Oil Corp., 8.5000%, 2/15/14 (144A)                                                                740,513
           670,000  Kerr-McGee Corp., 6.8750%, 9/15/11                                                                       719,333
           185,000  Newfield Exploration Co., 7.6250%, 3/1/11                                                                191,475
           710,000  Questar Market Resources, 6.8000%, 3/1/20                                                                730,736
           297,000  Swift Energy, Inc., 7.6250%, 7/15/11                                                                     295,515
           330,000  Talisman Energy, Inc., 7.7500%, 6/1/19                                                                   388,022
                                                                                                                           5,836,528
Pharmacy Services - 1.4%
         2,175,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                2,308,847
         1,860,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                2,044,038
           750,000  Express Scripts, Inc., 7.2500%, 6/15/19                                                                  880,838
                                                                                                                           5,233,723
Pipelines - 3.7%
           750,000  Energy Transfer Partners L.P., 5.9500%, 2/1/15                                                           787,341
         1,180,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                     1,222,662
               578  Kern River Funding Corp., 4.8930%, 4/30/18 (144A) ***,ss                                                     609
           474,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     495,860
         2,125,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                   2,282,418
         3,315,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         3,157,537
         1,840,000  Midcontinent Express Pipeline LLC, 5.4500%, 9/15/14 (144A)                                             1,858,976
         1,840,000  Midcontinent Express Pipeline LLC, 6.7000%, 9/15/19 (144A)                                             1,892,328
           570,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                       585,969
           485,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                       582,195
           415,000  Tennessee Gas Pipeline, 8.0000%, 2/1/16                                                                  471,025
                                                                                                                          13,336,920
Reinsurance - 1.5%
         3,215,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12 (144A)                                              3,370,546
         1,340,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     1,455,387
           455,000  Berkshire Hathaway Finance Corp., 4.6250%, 10/15/13                                                      481,317
                                                                                                                           5,307,250
REIT - Diversified - 0.1%
           443,000  Duke Realty L.P., 7.3750%, 2/15/15                                                                       456,885
REIT - Health Care - 0.6%
         1,582,000  HCP, Inc., 6.4500%, 6/25/12                                                                            1,630,988
           670,000  Ventas Realty L.P., 6.5000%, 6/1/16                                                                      649,900
                                                                                                                           2,280,888
REIT - Regional Malls - 0.2%
           637,000  Simon Property Group L.P., 6.7500%, 5/15/14                                                              683,170
Resorts and Theme Parks - 0.1%
           520,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                     513,500
Retail - Apparel and Shoe - 0.9%
           890,000  Limited Brands, Inc., 8.5000%, 6/15/19 (144A)                                                            931,057
         1,135,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                   943,894
         1,270,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       1,393,181
                                                                                                                           3,268,132
Retail - Auto Parts - 1.0%
         3,370,000  Autozone, Inc., 5.7500%, 1/15/15                                                                       3,588,090
Retail - Discount - 0.2%
           620,000  Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                                                  633,023
Retail - Office Supplies - 0.1%
           325,000  Staples, Inc., 7.7500%, 4/1/11                                                                           350,977
Retail - Propane Distribution - 0.2%
           850,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                                 828,750
Retail - Regional Department Stores - 0.7%
           620,000  JC Penney Co. Inc., 5.7500%, 2/15/18                                                                     576,600
         1,010,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                           948,945
         1,010,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                           925,354
                                                                                                                           2,450,899
Retail - Restaurants - 0.5%
           350,000  Brinker International, 5.7500%, 6/1/14                                                                   333,899
         1,345,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             1,419,389
                                                                                                                           1,753,288
Special Purpose Entity - 0.4%
           625,000  Petroplus Finance, Ltd., 6.7500%, 5/1/14 (144A)                                                          585,156
           461,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                          419,510
           492,000  Petroplus Finance, Ltd., 9.3750%, 9/15/19 (144A)                                                         484,620
                                                                                                                           1,489,286
Steel - Producers - 1.6%
         1,020,000  ArcelorMittal, 5.3750%, 6/1/13                                                                         1,042,807
           790,000  ArcelorMittal, 9.0000%, 2/15/15                                                                          908,500
         1,065,000  ArcelorMittal, 6.1250%, 6/1/18                                                                         1,049,191
         1,530,000  Reliance Steel & Aluminum, Co., 6.2000%, 11/15/16                                                      1,515,136
         1,466,000  Steel Dynamics, Inc., 8.2500%, 4/15/16 (144A)                                                          1,473,330
                                                                                                                           5,988,964
Super-Regional Banks - 0.8%
           910,000  Bank of America Corp., 5.6500%, 5/1/18                                                                   898,525
         1,040,000  Capital One Financial Corp., 7.3750%, 5/23/14                                                          1,160,654
           915,000  National City Corp., 6.8750%, 5/15/19                                                                    993,400
                                                                                                                           3,052,579
Telephone - Integrated - 2.0%
           920,000  BellSouth Corp., 4.7500%, 11/15/12                                                                       980,571
         2,500,000  L-3 Communications Corp., 5.2000%, 10/15/19 (144A)                                                     2,506,250
         3,570,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                 3,654,787
                                                                                                                           7,141,608
Television - 0.9%
         1,620,000  CBS Corp., 8.2000%, 5/15/14                                                                            1,763,590
         1,390,000  CBS Corp., 8.8750%, 5/15/19                                                                            1,533,080
                                                                                                                           3,296,670
Transportation - Railroad - 0.3%
           658,311  CSX Corp., 8.3750%, 10/15/14                                                                             779,492
           220,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                             213,400
                                                                                                                             992,892
Wireless Equipment - 0.6%
         2,080,000  American Tower Corp., 7.2500%, 5/15/19 (144A)                                                          2,137,200
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $253,819,863)                                                                                273,870,543
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 22.9%
         2,120,000  0.8750%, 2/28/11                                                                                       2,128,115
         1,530,000  0.8750%, 3/31/11                                                                                       1,535,139
         6,735,000  0.8750%, 5/31/11                                                                                       6,751,050
         9,095,000  1.1250%, 6/30/11                                                                                       9,147,579
         2,840,000  1.1250%, 1/15/12                                                                                       2,840,000
         5,733,000  4.6250%, 2/29/12                                                                                       6,208,214
         4,195,000  1.3750%, 5/15/12                                                                                       4,209,091
           694,000  4.7500%, 5/31/12                                                                                         757,382
            90,000  1.8750%, 6/15/12                                                                                          91,406
         4,010,000  1.5000%, 7/15/12                                                                                       4,030,050
         1,497,794  0.6250%, 4/15/13****                                                                                   1,494,516
         1,000,000  2.7500%, 10/31/13                                                                                      1,032,031
         7,110,000  1.7500%, 1/31/14                                                                                       7,021,125
           720,000  1.7500%, 3/31/14                                                                                         708,468
        10,813,000  2.2500%, 5/31/14**                                                                                    10,845,948
         4,488,000  2.6250%, 6/30/14                                                                                       4,567,940
         1,360,000  2.6250%, 7/31/14                                                                                       1,382,738
         2,440,000  2.3750%, 8/31/14                                                                                       2,449,150
           880,000  2.3750%, 9/30/14                                                                                         882,270
           379,511  1.3750%, 7/15/18****                                                                                     375,716
         4,644,291  2.1250%, 1/15/19****                                                                                   4,876,505
         3,524,000  2.7500%, 2/15/19                                                                                       3,362,943
           635,000  3.6250%, 8/15/19                                                                                         651,768
         1,554,784  2.5000%, 1/15/29****                                                                                   1,670,908
           119,000  4.2500%, 5/15/39                                                                                         123,109
         3,920,000  4.5000%, 8/15/39                                                                                       4,226,250
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $82,196,330)                                                                        83,369,411
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.9%
         6,788,082  Janus Cash Liquidity Fund, LLC 0% (cost $6,788,082)                                                    6,788,082
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $342,804,275) - 100%                                                                       364,028,036
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Belgium                                $          387,710              0.1%
Bermuda                                         2,231,256              0.6%
Canada                                          6,676,360              1.8%
Cayman Islands                                  2,175,763              0.6%
Luxembourg                                     12,726,788              3.5%
Mexico                                            213,400              0.1%
Sweden                                          2,537,638              0.7%
Switzerland                                     4,162,945              1.1%
United Kingdom                                  1,548,659              0.4%
United States++                               331,367,517             91.1%
--------------------------------------------------------------------------------
Total                                  $      364,028,036            100.0%

++    Includes Short-Term Securities (89.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

****  Security is a U.S. Treasury Inflation-Protected Security (TIPS).

***   Rate is subject to change. Rate shown reflects current rate.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

ss.   Schedule of Restricted and Illiquid Securities (as of September 30, 2009)

                                                                                                 Value as a %
                                                     Acquisition    Acquisition                  of Investment
                                                         Date          Cost          Value        Securities
---------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Kern River Funding Corp., 4.8930%, 4/30/18 (144A)      4/28/03              573        609                0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                       Level 1 - Quoted    Level 2 - Other Significant   Level 3 - Significant
                                       Prices              Observable Inputs             Unobservable Inputs
--------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Flexible Bond Portfolio              -                $ 364,028,036                      -
--------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                              $     2,006,094

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.7%
Aerospace and Defense - 0.9%
         1,852,635  BAE Systems PLC                                                                                   $   10,337,480
Agricultural Chemicals - 2.6%
           260,995  Monsanto Co.                                                                                          20,201,013
            42,234  Syngenta A.G.                                                                                          9,698,882
                                                                                                                          29,899,895
Agricultural Operations - 1.3%
           237,627  Bunge, Ltd.                                                                                           14,877,826
Brewery - 5.9%
         1,480,759  Anheuser-Busch InBev N.V.                                                                             67,702,171
           340,184  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                    1,493
                                                                                                                          67,703,664
Cellular Telecommunications - 0.7%
           174,520  America Movil S.A.B. de C.V. - Series L (ADR)                                                          7,649,212
Chemicals - Diversified - 0.6%
           563,500  Israel Chemicals, Ltd.                                                                                 6,479,284
Commercial Banks - 0.5%
           238,533  Standard Chartered PLC                                                                                 5,880,449
Computers - 15.7%
           533,540  Apple, Inc.*                                                                                          98,902,309
         1,194,340  Research In Motion, Ltd. (U.S. Shares)*                                                               80,677,667
                                                                                                                         179,579,976
Cosmetics and Toiletries - 0.9%
           142,235  Colgate-Palmolive Co.                                                                                 10,849,686
Diversified Minerals - 1.8%
           867,390  Cia Vale do Rio Doce (ADR)                                                                            20,062,731
Energy - Alternate Sources - 1.3%
            94,095  First Solar, Inc.*                                                                                    14,383,362
Engineering - Research and Development Services - 3.8%
         2,187,643  ABB, Ltd.                                                                                             43,975,024
Enterprise Software/Services - 4.3%
         2,341,715  Oracle Corp.                                                                                          48,801,341
Finance - Investment Bankers/Brokers - 5.8%
           156,295  Goldman Sachs Group, Inc.                                                                             28,812,983
           860,320  JPMorgan Chase & Co.                                                                                  37,699,222
                                                                                                                          66,512,205
Finance - Other Services - 2.0%
            73,720  CME Group, Inc.                                                                                       22,719,767
Medical - Biomedical and Genetic - 12.1%
         1,192,698  Celgene Corp.*                                                                                        66,671,817
         1,385,185  Gilead Sciences, Inc.*                                                                                64,521,917
           210,075  Vertex Pharmaceuticals, Inc.*                                                                          7,961,843
                                                                                                                         139,155,577
Medical - Drugs - 1.5%
           107,740  Roche Holding A.G.                                                                                    17,445,691
Medical - HMO - 1.2%
           562,325  UnitedHealth Group, Inc.                                                                              14,080,618
Medical Instruments - 4.9%
           213,405  Intuitive Surgical, Inc.*                                                                             55,965,461
Multi-Line Insurance - 1.7%
           354,975  ACE, Ltd. (U.S. Shares)                                                                               18,976,964
Multimedia - 2.1%
         2,012,875  News Corp. - Class A                                                                                  24,134,371
Networking Products - 5.1%
         2,497,750  Cisco Systems, Inc.*                                                                                  58,797,035
Oil Companies - Exploration and Production - 1.0%
           305,855    Petroleo Brasileiro S.A. (U.S. Shares)                                                              12,023,160
Oil Companies - Integrated - 1.8%
           441,965  Petroleo Brasileiro S.A. (ADR)                                                                        20,286,194
Optical Supplies - 2.2%
           178,561  Alcon, Inc. (U.S. Shares)                                                                             24,761,054
Retail - Drug Store - 5.3%
         1,686,085  CVS Caremark Corp.                                                                                    60,260,677
Retail - Regional Department Stores - 0.8%
           162,570  Kohl's Corp.*                                                                                          9,274,619
Soap and Cleaning Preparations - 0.9%
           215,505  Reckitt Benckiser Group PLC                                                                           10,530,413
Telecommunication Equipment - Fiber Optics - 1.0%
           730,005  Corning, Inc.                                                                                         11,176,377
Transportation - Services - 1.3%
           257,795  United Parcel Service, Inc. - Class B                                                                 14,557,684
Web Portals/Internet Service Providers - 4.2%
            97,019  Google, Inc. - Class A*                                                                               48,106,871
Wireless Equipment - 1.5%
           560,710  Crown Castle International Corp.*                                                                     17,583,866
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $812,426,717)                                                                                 1,106,828,534
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.3%
        38,276,502  Janus Cash Liquidity Fund LLC, 0% (cost $38,276,502)                                                  38,276,502
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $850,703,219) - 100%                                                                    $1,145,105,036
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Belgium                                $       67,703,665              5.9%
Bermuda                                        14,877,826              1.3%
Brazil                                         52,372,084              4.6%
Canada                                         80,677,667              7.0%
Israel                                          6,479,284              0.6%
Mexico                                          7,649,212              0.7%
Switzerland                                   114,857,615             10.0%
United Kingdom                                 26,748,341              2.3%
United States++                               773,739,342             67.6%
--------------------------------------------------------------------------------
Total                                  $    1,145,105,036            100.0%

++    Includes Short-Term Securities (64.3% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR                American Depositary Receipt

PLC                Public Limited Company

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

VVPR Strip         The Voter Verified Paper Record (VVPR) strip is a coupon
                   which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                  Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2009)
                                                         Level 1 - Quoted   Level 2 - Other Significant    Level 3 - Significant
                                                              Prices             Observable Inputs          Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Forty Portfolio
Common Stock
Aerospace and Defense                                          $  -                 $ 10,337,480                    $ -
Agricultural Chemicals                                      20,201,013                 9,698,882                      -
Brewery                                                           -                   67,703,664                      -
Cellular Telecommunications                                       -                    7,649,212                      -
Chemicals - Diversified                                           -                    6,479,284                      -
Commercial Banks                                                  -                    5,880,449                      -
Diversified Minerals                                              -                   20,062,731                      -
Engineering - Research and Development Services                   -                   43,975,024                      -
Medical - Drugs                                                   -                   17,445,691                      -
Oil Companies - Exploration and Production                        -                   12,023,160                      -
Oil Companies - Integrated                                        -                   20,286,194                      -
Soap and Cleaning Preparations                                    -                   10,530,413                      -
All Other                                                  854,555,337                     -                          -

Money Market                                                      -                   38,276,502                      -

Total Investments in Securities                           $ 874,756,350            $ 270,348,686                    $ -
------------------------------------------------------- ------------------- ----------------------------- ------------------------

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.8%
Agricultural Chemicals - 1.3%
             1,383  Monsanto Co.                                                                                      $      107,044
             1,161  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   104,885
                                                                                                                             211,929
Chemicals - Diversified - 1.5%
             3,537  Bayer A.G. **                                                                                            246,138
Instruments - Scientific - 1.0%
             3,885  Thermo Fisher Scientific, Inc. *                                                                         169,658
Life and Health Insurance - 1.5%
            12,469  Ondontoprev S.A.                                                                                         253,069
Medical - Biomedical and Genetic - 26.4%
             8,199  Acorda Therapeutics, Inc. *                                                                              190,873
            10,231  Alexion Pharmaceuticals, Inc. *                                                                          455,689
             3,962  AMAG Pharmaceuticals, Inc. *                                                                             173,060
             4,421  Amgen, Inc. *                                                                                            266,277
            17,569  Arena Pharmaceuticals, Inc. *                                                                             78,533
            10,455  Celgene Corp. *,**                                                                                       584,434
            37,480  Fibrogen, Inc. - Private Placement *,#,ss.                                                               187,400
             4,408  Genmab A/S *,**                                                                                          114,548
             9,587  Genzyme Corp. *                                                                                          543,871
            11,704  Gilead Sciences, Inc. *                                                                                  545,172
             9,408  Human Genome Sciences, Inc. *,**                                                                         177,059
             3,559  Martek Biosciences Corp. *                                                                                80,398
             6,870  Myriad Genetics, Inc. *                                                                                  188,238
             6,887  OSI Pharmaceuticals, Inc. *                                                                              243,111
             6,081  United Therapeutics Corp. *                                                                              297,908
             6,604  Vertex Pharmaceuticals, Inc. *                                                                           250,292
                                                                                                                           4,376,863
Medical - Drugs - 35.6%
            10,266  Abbott Laboratories                                                                                      507,859
            20,184  Achillion Pharmaceuticals, Inc. *                                                                         32,698
            11,997  Array BioPharma, Inc. *                                                                                   28,553
             6,110  AstraZeneca PLC (ADR) **                                                                                 274,645
             5,094  Auxilium Pharmaceuticals, Inc. *                                                                         174,266
            14,906  Bristol-Myers Squibb Co.                                                                                 335,683
            12,236  Forest Laboratories, Inc. *                                                                              360,228
             8,953  GlaxoSmithKline PLC (ADR) **                                                                             353,733
            10,684  Grifols S.A. **                                                                                          203,600
            17,262  Merck & Co., Inc.                                                                                        545,997
             5,555  Novartis A.G. **                                                                                         278,944
             4,221  Novo Nordisk A/S **                                                                                      265,151
            19,795  Pfizer, Inc.                                                                                             327,607
             4,109  Roche Holding A.G. **                                                                                    665,346
             3,853  Sanofi-Aventis S.A. **                                                                                   282,844
            11,665  Schering-Plough Corp.                                                                                    329,536
             3,864  Shire PLC (ADR) **                                                                                       202,049
            10,819  Wyeth                                                                                                    525,587
             9,991  XenoPort, Inc. *                                                                                         212,109
                                                                                                                           5,906,435
Medical - Generic Drugs - 3.1%
           267,733  Mediquest Therapeutics - Private Placement *,#,ss.                                                        80,320
             7,158  Mylan, Inc. *                                                                                            114,600
             4,229  Pharmstandard (GDR) (144A) *,**                                                                           76,608
             4,798  Teva Pharmaceutical S.P. (ADR)                                                                           242,587
                                                                                                                             514,115
Medical - HMO - 2.3%
             2,174  Humana, Inc. *                                                                                            81,090
            11,682  UnitedHealth Group, Inc.                                                                                 292,517
                                                                                                                             373,607
Medical Instruments - 4.9%
            25,073  GMP Companies, Inc. *,#,ss.                                                                               54,659
            20,205  Boston Scientific Corp. *                                                                                213,971
               485  Intuitive Surgical, Inc. *                                                                               127,191
             3,808  Medtronic, Inc.                                                                                          140,134
             7,226  St. Jude Medical, Inc. *                                                                                 281,887
                                                                                                                             817,842
Medical Labs and Testing Services - 0.9%
             4,170  Genoptix, Inc. *                                                                                         145,033

Medical Products - 9.6%
             5,473  Baxter International, Inc.                                                                               312,016
             2,668  Becton, Dickinson and Co.                                                                                186,093
             8,428  Covidien PLC (U.S. Shares) **                                                                            364,595
             3,771  Hospira, Inc. *                                                                                          168,187
             4,638  Johnson & Johnson                                                                                        282,408
             2,844  Stryker Corp.                                                                                            129,203
            16,901  TomoTherapy, Inc. *                                                                                       73,181
             1,965  Varian Medical Systems, Inc. *                                                                            82,785
                                                                                                                           1,598,468
Optical Supplies - 1.7%
             2,114  Alcon, Inc. (U.S. Shares) **                                                                             293,148
Pharmacy Services - 1.1%
             3,345  Medco Health Solutions, Inc. *                                                                           185,012
Physical Practice Management - 1.0%
             3,091  Mednax, Inc. *                                                                                           169,758
Retail - Drug Store - 2.8%
            13,061  CVS Caremark Corp. **                                                                                    466,800
Soap and Cleaning Preparations - 1.0%
             3,310  Reckitt Benckiser Group PLC **                                                                           161,739
Therapeutics - 2.6%
            84,230  Portola Pharmaceuticals, Inc. - Private Placement *,#,ss.                                                139,822
             7,081  Onyx Pharmaceuticals, Inc. *                                                                             212,217
             4,948  Theravance, Inc. *                                                                                        72,439
                                                                                                                             424,478
Vitamins and Nutrition Products - 1.1%
             3,921  Mead Johnson Nutrition Co. - Class A                                                                     176,876
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $14,211,832)                                                                                     16,490,968
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.8%
REIT - Office Property - 0.6%
           116,000  Alexandria Real Estate Equities Inc., 3.7000%, 1/15/27                                                   106,575
Therapeutics - 0.2%
            23,000  Onyx Pharmaceuticals, Inc., 4.0000%, 8/15/16                                                              24,409
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $107,407)                                                                                        130,984
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Medical - Generic Drugs - 0.3%
           140,292  Mediquest Therapeutics (Series A-1) (cost $84,521) *                                                      42,088
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
           107,093  Mediquest Therapeutics - expires 6/15/11*,#,ss.                                                                0
            21,463  Mediquest Therapeutics - expires 6/15/12 *,#,ss.                                                               0
------------------------------------------------------------------------------------------------------------------------------------
Warrants (cost $2,511)                                                                                                             0
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.1%
           187,923  Janus Cash Liquidity Fund LLC, 0% (cost $187,923)                                                        187,923
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,594,194 - 101.6%                                                                        16,851,963
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.6)%
Common Stock - (1.6)%
Medical - Drugs - (1.5)%
             7,550  Dr. Reddys Laboratories, Ltd.                                                                          (147,225)
             2,324  UCB S.A.                                                                                                (98,556)
                                                                                                                           (245,781)
Medical Labs and Testing Services- (0.1)%
               230  Quest Diagnostics, Inc.                                                                                 (12,004)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (total proceeds $206,417)                                                                      (257,785)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $14,387,777) - 100%                                              $16,594,178
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Brazil                                 $          253,069               1.5%
Canada                                            104,885               0.6%
Denmark                                           379,700               2.3%
France                                            282,844               1.7%
Germany                                           246,138               1.5%
Ireland                                           364,595               2.2%
Israel                                            242,587               1.4%
Jersey                                            202,048               1.2%
Russia                                             76,608               0.4%
Spain                                             203,600               1.2%
Switzerland                                     1,237,439               7.3%
United Kingdom                                    790,117               4.7%
United States++                                12,468,333              74.0%
--------------------------------------------------------------------------------
Total                                  $       16,851,963             100.0%

++    Includes Short-Term Securities (72.9% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Belgium                                $          (98,556)             38.2%
India                                            (147,225)             57.1%
United States                                     (12,004)              4.7%
--------------------------------------------------------------------------------
Total                                  $         (257,785)            100.0%

   Schedule of Written Options - Puts                   Value
-----------------------------------------------------------------
   Human Genome Sciences, Inc.
   expires January 2010
   35 contracts
   exercise price $25.00 (Premiums received $10,238)   $(9,450)
-----------------------------------------------------------------

Forward Currency Contracts, Open
as of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency        Unrealized
Settlement Date                                         Units Sold   Value in U.S. $       Gain/(Loss)
------------------------------------------------------------------------------------------------------
British Pound 10/15/09                                     750,000   $        15,978   $           495
British Pound 11/19/09                                   5,422,000           226,062            (1,710)
Danish Krone 11/19/09                                    9,500,000            49,117                52
Euro 11/19/09                                              225,400           329,788               549
Russian Rouble 11/19/09                                  1,740,000            57,334              (220)
Swiss Franc 11/12/09                                       246,000           237,530              (495)
Swiss Franc 11/19/09                                       245,000           236,574             1,216
------------------------------------------------------------------------------------------------------
Total                                                                $     1,152,383   $          (113)
------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                American Depositary Receipt

GDR                Global Depositary Receipt

PLC                Public Limited Company

REIT               Real Estate Investment Trust

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

*                  Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Schedule of Fair Valued Securities
(as of September 30, 2009)
                                                                                Value as a % of
                                                         Value               Investment Securities
--------------------------------------------------------------------------------------------------
Fibrogen, Inc. - Private Placement                         $187,400                   1.1%

GMP Companies, Inc.                                          54,659                   0.3%

Mediquest Therapeutics - expires 6/15/11                          -                   0.0%

Mediquest Therapeutics - expires 6/15/12                          -                   0.0%

Mediquest Therapeutics - Private Placement                   80,320                   0.5%

Mediquest Therapeutics (Series A-1)                          42,088                   0.3%

Portola Pharmaceuticals, Inc. - Private Placement           139,822                   0.8%
--------------------------------------------------------------------------------------------------
                                                          $ 504,289                   3.0%
--------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
(as of September 30, 2009)
                                                                                                                  Value as a %
                                                                    Acquisition      Acquisition                 of Investment
                                                                       Date              Cost         Value        Securities
--------------------------------------------------------------------------------------------------------------------------------
Fibrogen, Inc. - Private Placement                               12/28/04-11/8/05    $    170,534       187,400       1.1%
--------------------------------------------------------------------------------------------------------------------------------
GMP Companies, Inc.                                               5/31/06-2/19/08         189,350        54,659       0.3%
--------------------------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics - expires 6/15/11                          5/11/06-6/15/06               -             -       0.0%
--------------------------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics - expires 6/15/12                          10/12/07-5/8/08               -             -       0.0%
--------------------------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics - Private Placement                        5/11/06-6/15/06         160,640        80,320       0.5%
--------------------------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics (Series A-1)                                   3/31/09              84,521        42,088       0.3%
--------------------------------------------------------------------------------------------------------------------------------
Portola Pharmaceuticals, Inc. - Private Placement                     7/3/08              119,185       139,822       0.8%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        $ 726,741       504,289       3.0%
--------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30,      Level 1 - Quoted        Level 2 - Other                   Level 3 - Significant
2009)                                              Prices                  Significant                         Unobservable Inputs
                                                                           Observable Inputs
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
-----------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Life Sciences Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
   Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
   Chemicals - Diversified                                $-                     $246,138                         $-
-----------------------------------------------------------------------------------------------------------------------------------
   Life and Health Insurance                              -                      253,069                          -
-----------------------------------------------------------------------------------------------------------------------------------
   Medical Biomedical and  Genetic                    4,074,915                  114,548                       187,400
-----------------------------------------------------------------------------------------------------------------------------------
   Medical Drugs                                      3,380,123                 2,526,312                         -
-----------------------------------------------------------------------------------------------------------------------------------
   Medical Generic Drugs                               114,600                   319,195                        80,320
-----------------------------------------------------------------------------------------------------------------------------------
   Medical Instruments                                 763,183                      -                           54,659
-----------------------------------------------------------------------------------------------------------------------------------
   Soap and Cleaning Preparations                         -                      161,739                          -
-----------------------------------------------------------------------------------------------------------------------------------
   Therapeutics                                        284,656                      -                          139,822
-----------------------------------------------------------------------------------------------------------------------------------
   All Other                                          3,790,289                     -                             -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   Preferred Stock                                        -                         -                           42,088
-----------------------------------------------------------------------------------------------------------------------------------
   Money Market                                           -                      187,923                          -
-----------------------------------------------------------------------------------------------------------------------------------
   Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
   REIT - Office Property                                 -                      106,575                          -
-----------------------------------------------------------------------------------------------------------------------------------
   Therapeutics                                           -                       24,409                          -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment in Securities                    $ 12,407,766              $ 3,939,908                     $504,289
-----------------------------------------------------------------------------------------------------------------------------------

Investments in Securities Sold Short:
-----------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Life Sciences Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
   Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
   Medical Drugs                                          $-                   $ (245,781)                        $-
-----------------------------------------------------------------------------------------------------------------------------------
   Medical Labs and Testing                            $(12,004)                       -                           -
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment in Securities Sold Short           $(12,004)               $ (245,781)                        $-
-----------------------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a) :
-----------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Life Sciences Portfolio          $(8,750)                   $(113)                          $-
-----------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended September 30, 2009

                                                                Change in
                  Balance as of      Accrued                    Unrealized        Net        Transfers In    Balance as of
                   December 31,     Discount/     Realized     Appreciation/   Purchases/   and/or Out of    September 30,
                       2008          Premiums   Gain/(Loss)    Depreciation     (Sales)         Level 3          2009
--------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen
Global Life
Sciences
Portfolio         $    514,909      $-           $-                $(10,620)     $ -               $-         $      504,289
----------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                       $     4,151,649
--------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.5%
Aerospace and Defense - 0.8%
             5,297  Lockheed Martin Corp.                                                                            $      413,590
             9,166  Northrop Grumman Corp.                                                                                  474,340
                                                                                                                            887,930
Applications Software - 2.1%
            93,133  Microsoft Corp.                                                                                       2,411,213
Cable Television - 1.5%
            26,439  British Sky Broadcasting Group PLC**                                                                    241,685
               930  Jupiter Telecommunications Co., Ltd.**                                                                  900,037
            13,070  Time Warner Cable, Inc. - Class A*                                                                      563,186
                                                                                                                          1,704,908
Casino Services - 1.5%
            76,575  International Game Technology                                                                         1,644,831
Chemicals - Diversified - 0.7%
            12,200  Shin-Etsu Chemical Co., Ltd.**                                                                          745,815
Commercial Services - 1.5%
           205,355  Live Nation, Inc.*                                                                                    1,681,857
Computer Aided Design - 0.3%
            10,496  ANSYS, Inc.*                                                                                            393,285
Computer Services - 1.0%
            29,631  Accenture, Ltd. - Class A (U.S. Shares)                                                               1,104,347
Computers - 10.7%
            33,065  Apple, Inc.*,**                                                                                       6,129,258
            26,532  International Business Machines Corp.                                                                 3,173,493
            39,307  Research In Motion, Ltd. (U.S. Shares)*                                                               2,655,188
                                                                                                                         11,957,939
Computers - Peripheral Equipment - 0.4%
            25,318  Logitech International S.A.*                                                                            463,360
Decision Support Software - 1.0%
           129,885  DemandTec, Inc.*                                                                                      1,146,885
E-Commerce/Services - 3.6%
           168,594  eBay, Inc.*,**                                                                                        3,980,504
Electronic Components - Miscellaneous - 1.3%
            66,109  Tyco Electronics, Ltd. (U.S. Shares)                                                                  1,472,909
Electronic Components - Semiconductors - 3.3%
         1,394,072  ARM Holdings PLC**                                                                                    3,216,483
            15,085  Broadcom Corp. - Class A*                                                                               462,959
                                                                                                                          3,679,442
Electronic Connectors - 2.0%
            58,845  Amphenol Corp. - Class A                                                                              2,217,280
Electronic Measuring Instruments - 2.4%
           111,781  Trimble Navigation, Ltd.*                                                                             2,672,684
Energy - Alternate Sources - 1.1%
             7,827  First Solar, Inc.*                                                                                    1,196,435
Enterprise Software/Services - 9.0%
            14,445  Advent Software, Inc.*                                                                                  581,411
            77,090  Autonomy Corp. PLC*,**                                                                                2,011,206
            65,407  Aveva Group PLC**                                                                                       960,308
            19,304  CA, Inc.                                                                                                424,495
           177,720  Oracle Corp.                                                                                          3,703,686
            61,810  Taleo Corp.*                                                                                          1,399,378
            43,447  Temenos Group A.G.*                                                                                   1,021,331
                                                                                                                         10,101,815
Human Resources - 3.0%
            18,686  Hewitt Associates, Inc. - Class A*                                                                      680,731
           192,870  SuccessFactors, Inc.*                                                                                 2,713,681
                                                                                                                          3,394,412
Internet Applications Software - 4.0%
            66,082  DealerTrack Holdings, Inc.*                                                                           1,249,611
           153,080  Vocus, Inc.*                                                                                          3,197,841
                                                                                                                          4,447,452
Internet Content - Information/News - 0.4%
            80,490  TechTarget, Inc.*                                                                                       458,793
Internet Security - 3.4%
           230,083  Symantec Corp.*                                                                                       3,789,467
Life and Health Insurance - 1.1%
            58,045  Ondontoprev S.A.                                                                                      1,178,071
Medical - Biomedical and Genetic - 7.2%
            11,070  Alexion Pharmaceuticals, Inc.*                                                                          493,058
            53,320  Celgene Corp.*                                                                                        2,980,587
            24,040  Genzyme Corp.*                                                                                        1,363,789
            24,681  Gilead Sciences, Inc.*                                                                                1,149,641
            45,300  Myriad Genetics, Inc.*                                                                                1,241,220
            21,585  Vertex Pharmaceuticals, Inc.*                                                                           818,072
                                                                                                                          8,046,367
Medical Instruments - 0.7%
             3,061  Intuitive Surgical, Inc.*                                                                               802,747
Multimedia - 3.5%
           220,437  News Corp. - Class A                                                                                  2,643,040
            11,435  Time Warner, Inc.                                                                                       329,099
           106,570  WPP PLC                                                                                                 915,880
                                                                                                                          3,888,019
Networking Products - 3.7%
           178,013  Cisco Systems, Inc.*,**                                                                               4,190,426
Power Converters and Power Supply Equipment - 2.3%
           210,000  China High Speed Transmission Equipment Group Co., Ltd.                                                 427,340
            81,715  JA Solar Holdings Co., Ltd. (ADR)*                                                                      329,311
            25,241  Vestas Wind Systems A/S*                                                                              1,833,801
                                                                                                                          2,590,452
Publishing - Newspapers - 0.2%
            27,846  New York Times Co. - Class A*                                                                           226,110
Semiconductor Components/Integrated Circuits - 4.4%
           737,825  Atmel Corp.*                                                                                          3,091,487
           113,227  Marvell Technology Group, Ltd.*                                                                       1,833,146
                                                                                                                          4,924,633
Semiconductor Equipment - 0.7%
            23,360  KLA-Tencor Corp.                                                                                        837,690
Telecommunication Equipment - 5.6%
            32,970  Arris Group, Inc.*                                                                                      428,940
            71,590  CommScope, Inc.*                                                                                      2,142,689
           535,187  Tellabs, Inc.*                                                                                        3,703,493
                                                                                                                          6,275,122
Telecommunication Equipment - Fiber Optics - 0.5%
            35,761  Corning, Inc.                                                                                           547,501
Telecommunication Services - 3.2%
           131,640  Amdocs, Ltd. (U.S. Shares)*,**                                                                        3,538,483
Television - 1.0%
            97,527  CBS Corp. - Class B                                                                                   1,175,200
Toys - 2.3%
            10,165  Nintendo Co., Ltd.**                                                                                  2,599,600
Transactional Software - 1.1%
            41,431  Solera Holdings, Inc.                                                                                 1,288,918
Web Portals/Internet Service Providers - 3.7%
             4,001  Google, Inc. - Class A*                                                                               1,983,896
           124,935  Yahoo!, Inc.*                                                                                         2,225,092
                                                                                                                          4,208,988
Wireless Equipment - 4.3%
            40,215  Crown Castle International Corp.*                                                                     1,261,142
            46,656  QUALCOMM, Inc.                                                                                        2,098,587
           147,557  Telefonaktiebolaget L.M. Ericsson (ADR)                                                               1,478,522
                                                                                                                          4,838,251
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $89,665,351)                                                                                   112,710,141
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.3%
         2,573,551  Janus Cash Liquidity Fund LLC, 0% (cost $2,573,551)                                                   2,573,551
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0%
               549  PowerShares QQQ
                    expires October 2009
                    exercise price $36.00 (premiums paid $41,450)                                                              1,647
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $92,280,352) - 102.8%                                                                    $115,285,339
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (2.8)%
Common Stock - (2.8)%
Computers - Peripheral Equipment - (0.3)%
            13,135  Synacptics, Inc.*                                                                                      (331,002)
E-Commerce/Products - (0.6)%
             6,734  Amazon.com, Inc.*                                                                                      (628,686)
Electronic Components - Semiconductors - (0.2)%
            11,916  Intel Corp.                                                                                            (233,196)
Investment Companies - (0.6)%
            15,938  PowerShares QQQ Trust (ETF)                                                                            (673,381)
Software Tools - (0.4)%
            11,244  VMware, Inc. - Class A*                                                                                (451,672)
Wireless Equipment - (0.7)%
            96,514  Motorola, Inc.*                                                                                        (829,055)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $2,765,603)                                                                        (3,146,992)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $89,514,749) - 100%                                                                      $112,138,347
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Bermuda                                $        1,833,145              1.6%
Brazil                                          1,178,071              1.0%
Canada                                          2,655,188              2.3%
Cayman Islands                                    756,652              0.6%
Denmark                                         1,833,801              1.6%
Guernsey                                        3,538,483              3.1%
Ireland                                         1,104,347              0.9%
Japan                                           4,245,452              3.7%
Jersey                                            915,880              0.8%
Sweden                                          1,478,521              1.3%
Switzerland                                     2,957,599              2.6%
United Kingdom                                  6,429,682              5.6%
United States ++                               86,358,518             74.9%
--------------------------------------------------------------------------------
Total                                  $      115,285,339            100.0%

++    Includes Short-Term Securities (72.6% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Securities
Country                                      Value                  Sold Short
--------------------------------------------------------------------------------
United States                                      $(3,146,992)           100.0%
--------------------------------------------------------------------------------
Total                                              $(3,146,992)           100.0%

Forward Currency Contracts, Open
As of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 11/12/09                                     790,000   $     1,262,128   $        39,128
British Pound 11/19/09                                   1,423,000   $     2,273,396   $       (17,201)
Yen 11/12/09                                           131,500,000   $     1,465,605   $       (25,046)
Yen 11/19/09                                           161,000,000   $     1,794,468             8,585
-------------------------------------------------------------------------------------------------------
Total                                                                $     6,795,597   $         5,466



Schedule of Written Options - Calls                            Value
--------------------------------------------------------------------------------
      PowerShares QQQ
         expires October 2009
         549 contracts
      exercise price $43.00 (Premiums received $25,254)      $   (25,803)

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

ETF             Exchange-Traded Fund

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30,
2009)
                                                                         Level 2 - Other             Level 3 -
                                                    Level 1 - Quoted     Significant Observable      Significant
                                                    Prices               Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Common Stock
---------------------------------------------------------------------------------------------------------------------------
Cable Television                                               $563,186                  $1,141,722                    $  -
---------------------------------------------------------------------------------------------------------------------------
Chemicals- Diversified                                                -                     745,815                       -
---------------------------------------------------------------------------------------------------------------------------
Computer - Peripheral Equipment                                       -                     463,360                       -
---------------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors                          462,959                   3,216,483                       -
---------------------------------------------------------------------------------------------------------------------------
Enterprise Software/Services                                  6,108,969                   3,992,846                       -
---------------------------------------------------------------------------------------------------------------------------
Life and Health Insurance                                             -                   1,178,071                       -
---------------------------------------------------------------------------------------------------------------------------
Multimedia                                                    2,972,139                     915,880                       -
---------------------------------------------------------------------------------------------------------------------------
Power Converters and Power Supply Equipment                           -                   2,590,452                       -
---------------------------------------------------------------------------------------------------------------------------
Toys                                                                  -                   2,599,600                       -
---------------------------------------------------------------------------------------------------------------------------
Wireless Equipment                                            3,359,729                   1,478,522                       -
---------------------------------------------------------------------------------------------------------------------------
All Other                                                    80,920,408
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Money Market                                                          -                   2,573,551                       -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Total Investments in Securities                             $94,387,390                 $20,896,302                    $  -
---------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:                                    $-                      $1,647                    $  -
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
---------------------------------------------------------------------------------------------------------------------------

Common Stock                                               $(3,146,992)                          $-                    $  -
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
---------------------------------------------------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio                              $-                   $(20,337)                     $ -
---------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                          $    12,114,053

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.3%
Aerospace and Defense - 2.5%
            11,530  BAE Systems PLC**                                                                                 $       64,336
            10,110  Boeing Co.                                                                                               547,457
            23,230  Empresa Brasileira de Aeronautica S.A. (ADR) *                                                           532,896
                                                                                                                           1,144,689
Agricultural Chemicals - 3.0%
             5,460  Monsanto Co.                                                                                             422,604
            20,800  Syngenta A.G. (ADR)**                                                                                    955,760
                                                                                                                           1,378,364
Applications Software - 0.4%
             7,240  Microsoft Corp.                                                                                          187,444
Athletic Footwear - 1.8%
            13,060  NIKE, Inc. - Class B                                                                                     844,982
Brewery - 3.1%
            31,757  Anheuser-Busch InBev N.V.**                                                                            1,451,970
            44,576  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                   196
                                                                                                                           1,452,166
Cable Television - 1.0%
            16,495  DIRECTV Group, Inc. *                                                                                    454,932
Casino Hotels - 1.1%
            18,882  Crown, Ltd.                                                                                              148,110
             4,985  Wynn Resorts, Ltd. *                                                                                     353,387
                                                                                                                             501,497
Cellular Telecommunications - 0.6%
            12,045  Vodafone Group PLC **                                                                                    271,013
Commercial Banks - 2.0%
             5,900  ICICI Bank, Ltd. (ADR)                                                                                   227,504
            11,890  Itau Unibanco Holding S.A. (ADR)                                                                         239,584
            17,986  Standard Chartered PLC **                                                                                443,400
                                                                                                                             910,488
Commercial Services - Finance - 1.1%
            28,065  Western Union Co.                                                                                        530,990
Computers - 7.7%
            11,620  Apple, Inc. *                                                                                          2,153,999
             4,390  International Business Machines Corp.                                                                    525,088
            13,290  Research In Motion, Ltd. (U.S. Shares) *                                                                 897,740
                                                                                                                           3,576,827
Diversified Operations - 1.8%
            68,000  China Merchants Holdings International Co., Ltd.                                                         222,928
             6,800  Danaher Corp.                                                                                            457,776
           230,000  Melco International Development, Ltd. *                                                                  146,555
                                                                                                                             827,259
E-Commerce/Services - 1.1%
            19,825  eBay, Inc. *                                                                                             468,068
             5,730  Liberty Media Corp. - Interactive - Class A *                                                             62,858
                                                                                                                             530,926
Electronic Components - Semiconductors - 0.8%
             3,910  Broadcom Corp. - Class A *                                                                               119,998
             8,795  Microchip Technology, Inc.                                                                               233,067
                                                                                                                             353,065
Electronic Connectors - 0.7%
             8,865  Amphenol Corp. - Class A                                                                                 334,033
Enterprise Software/Services - 4.3%
            12,155  CA, Inc.                                                                                                 267,288
            81,970  Oracle Corp.                                                                                           1,708,255
                                                                                                                           1,975,543
Fiduciary Banks - 0.3%
             2,347  Northern Trust Corp.                                                                                     136,502
Finance - Investment Bankers/Brokers - 9.8%
            11,905  Charles Schwab Corp.                                                                                     227,981
            18,790  Credit Suisse Group A.G. (ADR) **                                                                      1,045,664
             8,785  Goldman Sachs Group, Inc.                                                                              1,619,515
            53,440  Morgan Stanley                                                                                         1,650,227
                                                                                                                           4,543,387
Finance - Other Services - 1.0%
            16,188  NYSE Euronext                                                                                            467,671
Food - Miscellaneous/Diversified - 2.1%
            22,835  Nestle S.A. **                                                                                           974,418
Hotels and Motels - 1.7%
            23,810  Starwood Hotels & Resorts Worldwide, Inc.                                                                786,444
Industrial Gases - 0.8%
             4,335  Praxair, Inc.                                                                                            354,126
Medical - Biomedical and Genetic - 2.2%
             5,655  Celgene Corp. *                                                                                          316,115
            11,910  Gilead Sciences, Inc. *                                                                                  554,767
             4,225  OSI Pharmaceuticals, Inc. *                                                                              149,143
                                                                                                                           1,020,025
Medical - Drugs - 5.2%
            11,295  Abbott Laboratories                                                                                      558,764
            27,845  Bristol-Myers Squibb Co.                                                                                 627,069
             7,545  Roche Holding A.G. **                                                                                  1,221,717
                                                                                                                           2,407,550
Medical - HMO - 1.7%
            31,320  UnitedHealth Group, Inc.                                                                                 784,253
Medical Products - 3.3%
            12,915  Baxter International, Inc.                                                                               736,284
             9,750  Covidien PLC (U.S. Shares) **                                                                            421,785
             6,585  Johnson & Johnson                                                                                        400,961
                                                                                                                           1,559,030
Metal Processors and Fabricators - 0.8%
             3,905  Precision Castparts Corp.                                                                                397,802
Networking Products - 0.2%
             3,315  Cisco Systems, Inc. *                                                                                     78,035
Oil and Gas Drilling - 0.8%
             4,165  Transocean, Ltd. (U.S. Shares) *,**                                                                      356,232
Oil Companies - Exploration and Production - 7.9%
            29,033  EnCana Corp. (U.S. Shares)                                                                             1,672,590
             8,570  EOG Resources, Inc.                                                                                      715,681
             5,355  Occidental Petroleum Corp.                                                                               419,832
            21,876  Petroleo Brasileiro S.A. (U.S. Shares)                                                                   859,946
                                                                                                                           3,668,049
Oil Companies - Integrated - 2.9%
            25,479  Hess Corp.                                                                                             1,362,107
Optical Supplies - 1.5%
             5,135  Alcon, Inc. (U.S. Shares) **                                                                             712,070
Power Converters and Power Supply Equipment - 0.6%
            26,780  JA Solar Holdings Co., Ltd. (ADR) *                                                                      107,923
            12,410  Suntech Power Holdings Co., Ltd. (ADR) *                                                                 188,632
                                                                                                                             296,555
Real Estate Operating/Development - 0.6%
            70,765  Hang Lung Properties, Ltd.                                                                               258,519
Retail - Apparel and Shoe - 1.0%
            67,220  Esprit Holdings, Ltd.                                                                                    450,818
Retail - Drug Store - 2.5%
            32,855  CVS Caremark Corp.                                                                                     1,174,238
Retail - Jewelry - 0.9%
            10,480  Tiffany & Co.                                                                                            403,794
Semiconductor Components/Integrated Circuits - 0.4%
            11,880  Marvell Technology Group, Ltd. *                                                                         192,337
Soap and Cleaning Preparations - 1.8%
            17,100  Reckitt Benckiser Group PLC**                                                                            835,573
Super-Regional Banks - 0.5%
            13,275  Bank of America Corp.                                                                                    224,613
Telecommunication Equipment - Fiber Optics - 1.7%
            50,351  Corning, Inc.                                                                                            770,874
Television - 1.3%
            49,230  CBS Corp. - Class B                                                                                      593,222
Tobacco - 2.8%
            23,690  Altria Group, Inc.                                                                                       421,919
            17,640  Philip Morris International, Inc.                                                                        859,774
                                                                                                                           1,281,693
Toys - 1.0%
             1,785  Nintendo Co., Ltd.                                                                                       456,496
Wireless Equipment - 2.0%
            21,110  QUALCOMM, Inc.                                                                                           949,528
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $37,153,583)                                                                                     42,770,179
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.2%
Building - Residential and Commercial - 0.2%
   $        78,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                    72,540
Power Converters and Power Supply Equipment - 1.0%
           291,000  JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                                            215,704
           287,000  Suntech Power Holdings Co., Ltd., 3.0000%, 3/15/13 (144A)                                                225,295
                                                                                                                             440,999
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $626,132)                                                                                        513,539
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Metal - Copper - 0.5%
             2,410  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $241,000)                               248,230
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 3.3%
                    U.S. Treasury Notes/Bonds:
           530,000  3.25%, 12/31/09                                                                                          534,017
           224,000  2.75%, 7/31/10                                                                                           228,436
           311,000  1.50%, 10/31/10                                                                                          314,474
           224,000  4.88%, 7/31/11                                                                                           240,424
           224,000  3.38%, 7/31/13                                                                                           237,265
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $1,527,333)                                                                          1,554,616
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.7%
         1,275,050  Janus Cash Liquidity Fund LLC, 0% (cost $1,275,050)                                                    1,275,050
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $40,823,098) - 100%                                                                        $46,361,614
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Australia                              $          148,110               0.3%
Belgium                                         1,452,166               3.1%
Bermuda                                           643,156               1.4%
Brazil                                          1,632,245               3.5%
Canada                                          2,570,331               5.5%
Cayman Islands                                    737,554               1.6%
Hong Kong                                         628,002               1.4%
India                                             227,504               0.5%
Ireland                                           421,785               0.9%
Japan                                             456,496               1.0%
Switzerland                                     5,265,861              11.4%
United Kingdom                                  1,614,322               3.5%
United States++                                30,563,902              65.9%
--------------------------------------------------------------------------------
Total                                  $       46,361,614             100.0%

++    Includes Short-Term Securities (63.1% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 11/12/09                                     200,000   $       319,526   $         9,928
British Pound 11/19/09                                     279,000           445,733            (3,373)
Euro 10/15/09                                               85,000           124,371            (4,010)
Euro 11/12/09                                              104,000           152,166              (312)
Euro 11/19/09                                              210,000           307,256               512
Swiss Franc 11/12/09                                       505,000           487,612            (1,017)
Swiss Franc 11/19/09                                       523,000           505,013             2,597
-------------------------------------------------------------------------------------------------------
Total                                                                $     2,341,677   $         4,325

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                American Depositary Receipt

PLC                Public Limited Company

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

VVPR Strip         The Voter Verified Paper Record (VVPR) strip is a
                   coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                  Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                                                     Level 2 - Other
                                                 Level 1 - Quoted    Significant         Level 3 - Significant
                                                 Prices              Observable Inputs   Unobservable Inputs
--------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Growth and Income Portfolio

Common Stock
Aerospace and Defense                                $ 547,457            $ 597,232       $          -
Agricultural Chemicals                                422,604              955,760                   -
Brewery                                                  -                1,452,166                  -
Casino Hotels                                         353,387              148,110                   -
Cellular Telecommunications                              -                 271,013                   -
Commercial Banks                                         -                 910,488                   -
Diversified Operations                                457,776              369,483                   -
Finance - Investment Bankers/Brokers                 3,497,723            1,045,664                  -
Food - Miscellaneous/Diversified                                           974,418                   -
Medical - Drugs                                      1,185,833            1,221,717                  -
Oil Companies - Exploration and Production           2,808,103             859,946                   -
Power Converters and Power Supply Equipment              -                 296,555                   -
Real Estate Operating/Development                        -                 258,519                   -
Retail - Apparel and Shoe                                -                 450,818                   -
Soap and Cleaning Preparations                           -                 835,573                   -
Toys                                                     -                 456,496                   -
All Other                                            22,393,338

Corporate Bonds
Building - Residential and Commercial                                       72,540
Power Converters and Power Supply Equipment                                440,999

Preferred Stock
Metal - Copper                                                             248,230

U.S. Treasury Notes/Bonds                                                 1,554,616

Money Market                                                              1,275,050

Total Investments in Securities                     $31,666,221          $14,695,393
--------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Aspen Growth and Income Portfolio                  -                  4,325                    -
--------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                          $     8,754,134

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.6%
Advertising Agencies - 0%
               100  Omnicom Group, Inc.                                                                               $        3,694
Aerospace and Defense - 0.7%
               100  Boeing Co.                                                                                                 5,415
               900  Lockheed Martin Corp.                                                                                     70,272
               100  Raytheon Co.                                                                                               4,797
               800  Rockwell Collins, Inc.                                                                                    40,640
                                                                                                                             121,124
Aerospace and Defense - Equipment - 0.7%
             1,800  B.F. Goodrich Co.                                                                                         97,812
               400  United Technologies Corp.                                                                                 24,372
                                                                                                                             122,184
Agricultural Chemicals - 0.1%
               100  CF Industries Holdings, Inc.                                                                               8,623
               200  Monsanto Co.                                                                                              15,480
                                                                                                                              24,103
Agricultural Operations - 0.2%
               900  Archer-Daniels-Midland Co.                                                                                26,298
Apparel Manufacturers - 0.2%
               600  Coach, Inc.                                                                                               19,752
               200  VF Corp.                                                                                                  14,486
                                                                                                                              34,238
Applications Software - 1.3%
               700  Citrix Systems, Inc.*                                                                                     27,461
             2,100  Intuit, Inc.*                                                                                             59,850
             4,400  Microsoft Corp.                                                                                          113,916
               800  Red Hat, Inc.*                                                                                            22,112
               300  Salesforce.com, Inc.*                                                                                     17,079
                                                                                                                             240,418
Athletic Footwear - 0.1%
               300  NIKE, Inc. - Class B                                                                                      19,410
Audio and Video Products - 0%
               100  Harman International Industries, Inc.*                                                                     3,388
Automotive - Cars and Light Trucks - 0.3%
             6,900  Ford Motor Co.*                                                                                           49,749
Automotive - Medium and Heavy Duty Trucks - 0.1%
               300  PACCAR, Inc.                                                                                              11,313
Beverages - Non-Alcoholic - 2.5%
             3,400  Coca-Cola Co.                                                                                            182,580
             4,100  Coca-Cola Enterprises, Inc.                                                                               87,781
               200  Dr. Pepper Snapple Group, Inc.*                                                                            5,750
             1,300  Pepsi Bottling Group, Inc.                                                                                47,372
             2,000  PepsiCo, Inc.                                                                                            117,320
                                                                                                                             440,803
Beverages - Wine and Spirits - 0%
                50  Brown-Forman Corp. - Class B                                                                               2,411

Building - Residential and Commercial - 0.5%
             1,800  D.R. Horton, Inc.                                                                                         20,538
             1,200  KB Home                                                                                                   19,932
             1,800  Lennar Corp. - Class A                                                                                    25,650
             2,042  Pulte Homes, Inc.*                                                                                        22,442
                                                                                                                              88,562
Building Products - Wood - 0%
               100  Masco Corp.                                                                                                1,292
Cable Television - 1.5%
             9,800  Comcast Corp. - Class A                                                                                  165,522
             2,700  DIRECTV Group, Inc.*                                                                                      74,466
               600  Time Warner Cable, Inc. - Class A                                                                         25,854
                                                                                                                             265,842
Casino Hotels - 0.2%
               400  Wynn Resorts, Ltd.*                                                                                       28,356
Casino Services - 0.4%
             3,500  International Game Technology                                                                             75,180
Cellular Telecommunications - 0%
               300  MetroPCS Communications, Inc.*                                                                             2,808
Chemicals - Diversified - 0.1%
               100  E.I. du Pont de Nemours & Co.                                                                              3,214
               100  FMC Corp.                                                                                                  5,625
               200  PPG Industries, Inc.                                                                                      11,642
                                                                                                                              20,481
Chemicals - Specialty - 0.3%
               100  Eastman Chemical Co.                                                                                       5,354
               600  Ecolab, Inc.                                                                                              27,738
               300  International Flavors & Fragrances, Inc.                                                                  11,379
                                                                                                                              44,471
Coal - 0.4%
               500  Consol Energy, Inc.                                                                                       22,555
               400  Massey Energy Co.                                                                                         11,156
               800  Peabody Energy Corp.                                                                                      29,776
                                                                                                                              63,487
Coatings and Paint Products - 0.2%
               700  Sherwin-Williams Co.                                                                                      42,112
Commercial Banks - 0.7%
             1,400  BB&T Corp.                                                                                                38,136
             2,169  First Horizon National Corp.*                                                                             28,696
               100  M&T Bank Corp.                                                                                             6,232
             2,800  Marshall & Ilsley Corp.                                                                                   22,596
               900  Regions Financial Corp.                                                                                    5,589
             1,000  Zions Bancorporation                                                                                      17,970
                                                                                                                             119,219
Commercial Services - 0.4%
             1,200  Convergys Corp.*                                                                                          11,928
             2,000  Iron Mountain, Inc.*                                                                                      53,320
                                                                                                                              65,248
Commercial Services - Finance - 1.7%
             3,600  Automatic Data Processing, Inc.                                                                          141,480
               500  H&R Block, Inc.                                                                                            9,190
               200  MasterCard, Inc. - Class A                                                                                40,430
             2,400  Moody's Corp.                                                                                             49,104
             1,200  Paychex, Inc.                                                                                             34,860
             1,500  Total System Services, Inc.                                                                               24,165
               200  Western Union Co.                                                                                          3,784
                                                                                                                             303,013
Computer Services - 0.7%
               600  Affiliated Computer Services, Inc. - Class A*                                                             32,502
             1,300  Cognizant Technology Solutions Corp.*                                                                     50,258
               900  Computer Sciences Corp.*                                                                                  47,439
                                                                                                                             130,199
Computers - 3.5%
               800  Apple, Inc.*                                                                                             148,296
             3,800  Hewlett-Packard Co.                                                                                      179,398
             2,300  International Business Machines Corp.                                                                    275,103
             3,200  Sun Microsystems, Inc.*                                                                                   29,088
                                                                                                                             631,885
Computers - Integrated Systems - 0.1%
               500  Terdata Corp.*                                                                                            13,760
Computers - Memory Devices - 0.8%
             2,300  EMC Corp.*                                                                                                39,192
             1,200  NetApp, Inc.*                                                                                             32,016
             1,100  SanDisk Corp.*                                                                                            23,870
             1,300  Western Digital Corp.*                                                                                    47,489
                                                                                                                             142,567
Consumer Products - Miscellaneous - 0.7%
             1,200  Clorox Co.                                                                                                70,584
             1,000  Kimberly-Clark Corp.                                                                                      58,980
                                                                                                                             129,564
Containers - Metal and Glass - 0.6%
             1,400  Ball Corp.                                                                                                68,880
               800  Owens-Illinois, Inc.*                                                                                     29,520
                                                                                                                              98,400
Containers - Paper and Plastic - 0.3%
             1,000  Bemis Co., Inc.                                                                                           25,910
               300  Pactiv Corp.*                                                                                              7,815
             1,100  Sealed Air Corp.                                                                                          21,593
                                                                                                                              55,318
Cosmetics and Toiletries - 2.3%
               900  Colgate-Palmolive Co.                                                                                     68,652
             5,827  Procter & Gamble Co.                                                                                     337,500
                                                                                                                             406,152
Cruise Lines - 0.1%
               500  Carnival Corp. (U.S. Shares)*                                                                             16,640
Data Processing and Management - 0.4%
               100  Dun & Bradstreet Corp.                                                                                     7,532
               900  Fidelity National Information Services, Inc.                                                              22,959
               800  Fiserv, Inc.*                                                                                             38,560
                                                                                                                              69,051
Dialysis Centers - 0.1%
               300  DaVita, Inc.*                                                                                             16,992
Disposable Medical Products - 0%
               100  C.R. Bard, Inc.                                                                                            7,861
Distribution/Wholesale - 0.6%
               100  Fastenal Co.                                                                                               3,870
             1,100  Genuine Parts Co.                                                                                         41,866
               600  W.W. Grainger, Inc.                                                                                       53,616
                                                                                                                              99,352
Diversified Operations - 2.1%
               700  3M Co.                                                                                                    51,660
               100  Dover Corp.                                                                                                3,876
               100  Eaton Corp.                                                                                                5,659
            14,700  General Electric Co.                                                                                     241,374
               900  Honeywell International, Inc.                                                                             33,435
               600  Illinois Tool Works, Inc.                                                                                 25,626
               100  ITT Corp.                                                                                                  5,215
               100  Leggett & Platt, Inc.                                                                                      1,940
               200  Parker Hannifin Corp.                                                                                     10,368
               100  Textron, Inc.                                                                                              1,898
                                                                                                                             381,051
E-Commerce/Products - 0.3%
               600  Amazon.com, Inc.*                                                                                         56,016
E-Commerce/Services - 0.4%
               800  eBay, Inc.*                                                                                               18,888
             2,100  Expedia, Inc.*                                                                                            50,295
                                                                                                                              69,183
Electric - Generation - 0.1%
             1,100  AES Corp.*                                                                                                16,302

Electric - Integrated - 6.4%
               500  Ameren Corp.                                                                                              12,640
               600  American Electric Power Company, Inc.                                                                     18,594
             4,400  CMS Energy Corp.                                                                                          58,960
             4,100  Consolidated Edison, Inc.                                                                                167,854
               600  Constellation Energy Group, Inc.                                                                          19,422
               700  DTE Energy Co.                                                                                            24,598
             1,500  Duke Energy Corp.                                                                                         23,610
               100  Entergy Corp.                                                                                              7,986
             2,600  FPL Group, Inc.                                                                                          143,598
               100  Integrys Energy Group, Inc.                                                                                3,589
             3,000  Northeast Utilities                                                                                       71,220
             2,700  PG&E Corp.                                                                                               109,323
             1,800  Pinnacle West Capital Corp.                                                                               59,076
               700  PPL Corp.                                                                                                 21,238
             2,200  Progress Energy, Inc.                                                                                     85,932
             1,000  Public Service Enterprise Group, Inc.                                                                     31,440
             1,600  SCANA Corp.                                                                                               55,840
             1,500  Southern Co.                                                                                              47,505
               300  TECO Energy, Inc.                                                                                          4,224
             1,400  Wisconsin Energy Corp.                                                                                    63,238
             5,700  Xcel Energy, Inc.                                                                                        109,668
                                                                                                                           1,139,555
Electric Products - Miscellaneous - 0.1%
               400  Emerson Electric Co.                                                                                      16,032
               200  Molex, Inc.                                                                                                4,176
                                                                                                                              20,208
Electronic Components - Semiconductors - 1.9%
             4,000  Advanced Micro Devices, Inc.*                                                                             22,640
             1,200  Altera Corp.                                                                                              24,612
             2,300  Broadcom Corp. - Class A*                                                                                 70,587
             3,600  Intel Corp.                                                                                               70,452
             1,100  MEMC Electronic Materials, Inc.*                                                                          18,293
             4,200  Micron Technology, Inc.*                                                                                  34,440
             4,000  Nvidia Corp.*                                                                                             60,120
               300  Texas Instruments, Inc.                                                                                    7,107
             1,400  Xilinx, Inc.                                                                                              32,788
                                                                                                                             341,039
Engineering - Research and Development Services - 0.4%
               900  Fluor Corp.                                                                                               45,765
               500  Jacobs Engineering Group, Inc.*                                                                           22,975
                                                                                                                              68,740
Enterprise Software/Services - 1.6%
             2,500  BMC Software, Inc.*                                                                                       93,825
               600  CA, Inc.                                                                                                  13,194
             8,876  Oracle Corp.                                                                                             184,976
                                                                                                                             291,995
Fiduciary Banks - 1.0%
             2,300  Bank of New York Mellon Corp.                                                                             66,677
               500  Northern Trust Corp.                                                                                      29,080
             1,600  State Street Corp.                                                                                        84,160
                                                                                                                             179,917
Finance - Consumer Loans - 0.1%
             2,000  SLM Corp.*                                                                                                17,440
Finance - Credit Card - 0.4%
             1,100  American Express Co.                                                                                      37,290
             1,700  Discover Financial Services                                                                               27,591
                                                                                                                              64,881
Finance - Investment Bankers/Brokers - 1.9%
             1,500  Charles Schwab Corp.                                                                                      28,725
             3,300  Citigroup, Inc.*                                                                                          15,972
               600  Goldman Sachs Group, Inc.                                                                                110,610
             3,230  JPMorgan Chase & Co.                                                                                     141,539
             1,600  Morgan Stanley                                                                                            49,408
                                                                                                                             346,254
Finance - Other Services - 1.1%
               200  CME Group, Inc.                                                                                           61,638
               400  IntercontinentalExchange, Inc.*                                                                           38,876
             1,300  Nasdaq Stock Market, Inc.*                                                                                27,365
             2,300  NYSE Euronext                                                                                             66,447
                                                                                                                             194,326
Financial Guarantee Insurance - 0%
               500  MBIA, Inc.*                                                                                                3,880
Food - Confectionery - 0.6%
             1,900  Hershey Co.                                                                                               73,834
               500  J.M. Smucker Co.                                                                                          26,505
                                                                                                                             100,339
Food - Dairy Products - 0%
               200  Dean Foods Co.*                                                                                            3,558
Food - Meat Products - 0.3%
             1,100  Hormel Foods Corp.                                                                                        39,072
             1,700  Tyson Foods, Inc. - Class A                                                                               21,471
                                                                                                                              60,543
Food - Miscellaneous/Diversified - 1.6%
               300  Campbell Soup Co.                                                                                          9,786
               200  ConAgra Foods, Inc.                                                                                        4,336
             1,400  General Mills, Inc.                                                                                       90,132
               900  H.J. Heinz Co.                                                                                            35,775
               900  Kellogg Co.                                                                                               44,307
             3,700  Kraft Foods, Inc. - Class A                                                                               97,199
               200  Sara Lee Corp.                                                                                             2,228
                                                                                                                             283,763
Food - Retail - 0.7%
             3,600  Kroger Co.                                                                                                74,304
               200  Safeway, Inc.                                                                                              3,944
               300  Supervalu, Inc.                                                                                            4,518
             1,300  Whole Foods Market, Inc.*                                                                                 39,637
                                                                                                                             122,403
Food - Wholesale/Distribution - 0.2%
             1,200  Sysco Corp.                                                                                               29,820
Gas - Distribution - 0.3%
             1,100  Sempra Energy                                                                                             54,791
Gold Mining - 0.2%
               600  Newmont Mining Corp.                                                                                      26,412
Hazardous Waste Disposal - 0%
               100  Stericycle, Inc.*                                                                                          4,845
Hotels and Motels - 0.4%
             1,402  Marriott International, Inc. - Class A                                                                    38,681
               500  Starwood Hotels & Resorts Worldwide, Inc.                                                                 16,515
               900  Wyndham Worldwide Corp.                                                                                   14,688
                                                                                                                              69,884
Human Resources - 0.1%
               800  Monster Worldwide, Inc.*                                                                                  13,984
               400  Robert Half International, Inc.                                                                           10,008
                                                                                                                              23,992
Industrial Automation and Robotics - 0.2%
             1,000  Rockwell Automation, Inc.                                                                                 42,600
Industrial Gases - 0.3%
               200  Air Products & Chemicals, Inc.                                                                            15,516
               100  Airgas, Inc.                                                                                               4,837
               300  Praxair, Inc.                                                                                             24,507
                                                                                                                              44,860
Insurance Brokers - 0%
               200  Marsh & McLennan Cos., Inc.                                                                                4,946
Internet Infrastructure Software - 0.2%
             1,700  Akamai Technologies, Inc.*                                                                                33,456
Internet Security - 0.4%
               700  McAfee, Inc.*                                                                                             30,653
             2,500  Symantec Corp.*                                                                                           41,175
               200  VeriSign, Inc.*                                                                                            4,738
                                                                                                                              76,566
Investment Management and Advisory Services - 0.9%
             1,200  Ameriprise Financial, Inc.                                                                                43,596
             1,600  Federated Investors, Inc. - Class B                                                                       42,192
               200  Franklin Resources, Inc.                                                                                  20,120
             1,500  INVESCO, Ltd.                                                                                             34,140
               600  Legg Mason, Inc.                                                                                          18,618
               200  T. Rowe Price Group, Inc.                                                                                  9,140
                                                                                                                             167,806
Life and Health Insurance - 0.9%
               300  AFLAC, Inc.                                                                                               12,822
             1,400  Lincoln National Corp.                                                                                    36,274
               700  Principal Financial Group, Inc.                                                                           19,173
             1,400  Prudential Financial, Inc.                                                                                69,874
               200  Torchmark Corp.                                                                                            8,686
               500  Unum Group                                                                                                10,720
                                                                                                                             157,549
Linen Supply and Related Items - 0.2%
             1,200  Cintas Corp.                                                                                              36,372
Machinery - Farm - 0.2%
             1,000  Deere & Co.                                                                                               42,920
Medical - Biomedical and Genetic - 0.9%
             1,900  Amgen, Inc.*                                                                                             114,437
               400  Biogen Idec, Inc.*                                                                                        20,208
               200  Celgene Corp.*                                                                                            11,180
               100  Genzyme Corp.*                                                                                             5,673
               200  Gilead Sciences, Inc.*                                                                                     9,316
               100  Life Technologies Corp.*                                                                                   4,655
                                                                                                                             165,469
Medical - Drugs - 5.9%
             3,300  Abbott Laboratories                                                                                      163,251
               700  Allergan, Inc.                                                                                            39,732
             9,400  Bristol-Myers Squibb Co.                                                                                 211,688
               400  Cephalon, Inc.*                                                                                           23,296
               100  Eli Lilly & Co.                                                                                            3,303
               800  Forest Laboratories, Inc.*                                                                                23,552
               200  King Pharmaceuticals, Inc.*                                                                                2,154
             4,900  Merck & Co., Inc.                                                                                        154,987
             8,700  Pfizer, Inc.                                                                                             143,985
             5,400  Schering-Plough Corp.                                                                                    152,550
             2,700  Wyeth                                                                                                    131,166
                                                                                                                           1,049,664
Medical - Generic Drugs - 0.4%
             3,800  Mylan, Inc.*                                                                                              60,838
               500  Watson Pharmaceuticals, Inc.*                                                                             18,320
                                                                                                                              79,158
Medical - HMO - 1.3%
               200  Aetna, Inc.                                                                                                5,566
               600  CIGNA Corp.                                                                                               16,854
               500  Coventry Health Care, Inc.*                                                                                9,980
               700  Humana, Inc.*                                                                                             26,110
             3,200  UnitedHealth Group, Inc.                                                                                  80,128
             1,900  WellPoint, Inc.*                                                                                          89,984
                                                                                                                             228,622
Medical - Hospitals - 0%
               600  Tenet Healthcare Corp.*                                                                                    3,528
Medical - Wholesale Drug Distributors - 0.2%
             1,200  AmerisourceBergen Corp.                                                                                   26,856
Medical Information Systems - 0%
               100  IMS Health, Inc.                                                                                           1,535
Medical Instruments - 0.0%
               600  Boston Scientific Corp.*                                                                                   6,354
Medical Labs and Testing Services - 0.4%
             1,300  Quest Diagnostics, Inc.                                                                                   67,847
Medical Products - 2.7%
             1,300  Baxter International, Inc.                                                                                74,113
               100  Becton, Dickinson and Co.                                                                                  6,975
             6,400  Johnson & Johnson                                                                                        389,696
               100  Stryker Corp.                                                                                              4,543
                                                                                                                             475,327
Metal - Copper - 0.2%
               600  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                           41,166
Metal Processors and Fabricators - 0.1%
               100  Precision Castparts Corp.                                                                                 10,187
Multi-Line Insurance - 1.6%
               300  American International Group, Inc.*                                                                       13,233
             2,700  Cincinnati Financial Corp.                                                                                70,173
             1,200  Genworth Financial, Inc. - Class A*                                                                       14,340
             1,300  Hartford Financial Services Group, Inc.                                                                   34,450
             1,900  Loews Corp.                                                                                               65,075
             1,600  MetLife, Inc.                                                                                             60,912
             1,900  XL Capital, Ltd. - Class A                                                                                33,174
                                                                                                                             291,357
Multimedia - 1.3%
             1,800  McGraw-Hill Cos., Inc.                                                                                    45,252
               700  Meredith Corp.                                                                                            20,958
             2,600  News Corp. - Class A                                                                                      31,174
               833  Time Warner, Inc.*                                                                                        23,974
             2,100  Viacom, Inc. - Class B*                                                                                   58,884
             2,000  Walt Disney Co.                                                                                           54,920
                                                                                                                             235,162
Networking Products - 1.2%
             8,600  Cisco Systems, Inc.*                                                                                     202,444
               500  Juniper Networks, Inc.*                                                                                   13,510
                                                                                                                             215,954
Non-Hazardous Waste Disposal - 0.5%
                 5  Republic Services, Inc.                                                                                      133
             2,900  Waste Management, Inc.                                                                                    86,478
                                                                                                                              86,611
Office Automation and Equipment - 0.1%
               400  Pitney Bowes, Inc.                                                                                         9,940
Oil - Field Services - 0.4%
               200  BJ Services Co.                                                                                            3,886
             1,000  Schlumberger, Ltd. (U.S. Shares)                                                                          59,600
                                                                                                                              63,486
Oil and Gas Drilling - 0%
               200  Nabors Industries, Ltd.*                                                                                   4,180
Oil Companies - Exploration and Production - 2.9%
               500  Anadarko Petroleum Corp.                                                                                  31,365
               100  Apache Corp.                                                                                               9,183
             1,200  Cabot Oil & Gas Corp.                                                                                     42,900
               600  Chesapeake Energy Corp.                                                                                   17,040
             2,400  Denbury Resources, Inc.*                                                                                  36,312
               300  EOG Resources, Inc.                                                                                       25,053
             1,600  EQT Corp.                                                                                                 68,160
               800  Noble Energy, Inc.                                                                                        52,768
             1,100  Occidental Petroleum Corp.                                                                                86,240
               100  Pioneer Natural Resources Co.                                                                              3,629
               500  Questar Corp.                                                                                             18,780
               800  Range Resources Corp.                                                                                     39,488
             1,000  Southwestern Energy Co.*                                                                                  42,680
               900  XTO Energy, Inc.                                                                                          37,188
                                                                                                                             510,786
Oil Companies - Integrated - 7.9%
             4,665  Chevron Corp.                                                                                            328,556
             1,400  ConocoPhillips                                                                                            63,224
            14,200  Exxon Mobil Corp.                                                                                        974,261
               100  Hess Corp.                                                                                                 5,346
               740  Marathon Oil Corp.                                                                                        23,606
               300  Murphy Oil Corp.                                                                                          17,271
                                                                                                                           1,412,264
Oil Field Machinery and Equipment - 0.3%
               100  Cameron International Corp.*                                                                               3,782
               200  FMC Technologies, Inc.*                                                                                   10,448
               800  National Oilwell Varco, Inc.*                                                                             34,504
                                                                                                                              48,734
Oil Refining and Marketing - 0.3%
               600  Sunoco, Inc.                                                                                              17,070
             1,800  Tesoro Corp.                                                                                              26,964
               600  Valero Energy Corp.                                                                                       11,634
                                                                                                                              55,668
Pharmacy Services - 0.4%
               100  Express Scripts, Inc. - Class A*                                                                           7,758
             1,034  Medco Health Solutions, Inc.*                                                                             57,191
                                                                                                                              64,949
Pipelines - 0%
               200  El Paso Corp.                                                                                              2,064
               200  Williams Companies, Inc.                                                                                   3,574
                                                                                                                               5,638
Property and Casualty Insurance - 0.8%
               600  Chubb Corp.                                                                                               30,246
             2,500  Progressive Corp.*                                                                                        41,450
             1,400  Travelers Cos., Inc.                                                                                      68,922
                                                                                                                             140,618
Quarrying - 0%
               100  Vulcan Materials Co.                                                                                       5,407
Real Estate Management/Services - 0.2%
             2,300  CB Richard Ellis Group, Inc. - Class A*                                                                   27,002
REIT - Apartments - 0%
                 3  Avalonbay Communities, Inc.                                                                                  218
               100  Equity Residential                                                                                         3,070
                                                                                                                               3,288
REIT - Diversified - 0%
                 1  Vornado Realty Trust                                                                                          64
REIT - Health Care - 0.2%
             1,100  HCP, Inc.                                                                                                 31,614
               300  Ventas, Inc.                                                                                              11,550
                                                                                                                              43,164
REIT - Hotels - 0.1%
             1,700  Host Hotels & Resorts, Inc.*                                                                              20,009
REIT - Regional Malls - 0%
                12  Simon Property Group, Inc.                                                                                   833
REIT - Storage - 0.3%
               600  Public Storage                                                                                            45,144
Retail - Apparel and Shoe - 0.3%
               300  Abercrombie & Fitch Co. - Class A                                                                          9,864
             1,100  Gap, Inc.                                                                                                 23,540
               700  Nordstrom, Inc.                                                                                           21,378
                                                                                                                              54,782
Retail - Auto Parts - 1.0%
               600  AutoZone, Inc.*                                                                                           87,732
             2,500  O'Reilly Automotive, Inc.*                                                                                90,350
                                                                                                                             178,082
Retail - Automobile - 0.1%
             1,400  Auto Nation, Inc.*                                                                                        25,312
Retail - Bedding - 0.2%
             1,000  Bed Bath & Beyond, Inc.*                                                                                  37,540
Retail - Building Products - 0.8%
             3,700  Home Depot, Inc.                                                                                          98,568
             2,400  Lowe's Cos., Inc.                                                                                         50,256
                                                                                                                             148,824
Retail - Consumer Electronics - 0.4%
             1,500  Best Buy Co., Inc.                                                                                        56,280
               500  RadioShack Corp.                                                                                           8,285
                                                                                                                              64,565
Retail - Discount - 1.4%
               300  Family Dollar Stores, Inc.                                                                                 7,920
               200  Target Corp.                                                                                               9,336
             4,700  Wal-Mart Stores, Inc.                                                                                    230,723
                                                                                                                             247,979
Retail - Drug Store - 0.2%
               602  CVS Caremark Corp.                                                                                        21,515
               600  Walgreen Co.                                                                                              22,482
                                                                                                                              43,997
Retail - Major Department Stores - 0.1%
               400  JC Penney Co., Inc.                                                                                       13,500
               200  TJX Cos., Inc.                                                                                             7,430
                                                                                                                              20,930
Retail - Office Supplies - 0.3%
             4,500  Office Depot, Inc.*                                                                                       29,790
               900  Staples, Inc.                                                                                             20,898
                                                                                                                              50,688
Retail - Regional Department Stores - 0.5%
             1,500  Kohl's Corp.*                                                                                             85,575
               600  Macy's, Inc.                                                                                              10,974
                                                                                                                              96,549
Retail - Restaurants - 2.2%
             2,100  Darden Restaurants, Inc.                                                                                  71,673
             3,500  McDonald's Corp.                                                                                         199,745
             3,100  Starbucks Corp.*                                                                                          64,015
             1,700  Yum! Brands, Inc.                                                                                         57,392
                                                                                                                             392,825
Rubber - Tires - 0.3%
             3,400  Goodyear Tire & Rubber Co.*                                                                               57,902
Savings/Loan/Thrifts - 0.4%
             1,300  Hudson City Bancorp, Inc.                                                                                 17,095
             3,900  People's United Financial, Inc.                                                                           60,684
                                                                                                                              77,779
Semiconductor Components/Integrated Circuits - 0.1%
               200  Analog Devices, Inc.                                                                                       5,516
               500  Linear Technology Corp.                                                                                   13,815
                                                                                                                              19,331
Semiconductor Equipment - 0.4%
               500  KLA-Tencor Corp.                                                                                          17,930
             1,500  Novellus Systems, Inc.*                                                                                   31,470
             1,700  Teradyne, Inc.*                                                                                           15,725
                                                                                                                              65,125
Steel - Producers - 0.4%
               200  AK Steel Holding Corp.                                                                                     3,946
             1,300  Nucor Corp.                                                                                               61,113
                                                                                                                              65,059
Steel - Specialty - 0.3%
             1,300  Allegheny Technologies, Inc.                                                                              45,487
Super-Regional Banks - 2.4%
             4,680  Bank of America Corp.                                                                                     79,186
             1,100  Capital One Financial Corp.                                                                               39,303
               700  Comerica, Inc.                                                                                            20,769
             2,700  Fifth Third Bancorp                                                                                       27,351
             5,200  Huntington Bancshares, Inc.                                                                               24,492
             3,300  Keycorp                                                                                                   21,450
             1,500  PNC Financial Services Group, Inc.                                                                        72,885
             1,200  U.S. Bancorp                                                                                              26,232
             4,237  Wells Fargo & Co.                                                                                        119,398
                                                                                                                             431,066
Telecommunication Equipment - 0.1%
             2,800  Tellabs Inc.*                                                                                             19,376
Telecommunication Equipment - Fiber Optics - 0.6%
             1,300  Ciena Corp.*                                                                                              21,164
             4,600  Corning, Inc.                                                                                             70,426
             2,800  JDS UNIPHASE CORP*                                                                                        19,908
                                                                                                                             111,498
Telephone - Integrated - 5.1%
            22,472  AT&T, Inc.                                                                                               606,969
             1,292  CenturyTel, Inc.                                                                                          43,411
            13,200  Qwest Communications International, Inc.                                                                  50,292
             1,100  Sprint Nextel Corp.*                                                                                       4,345
             7,000  Verizon Communications, Inc.                                                                             211,890
               100  Windstream Corp.                                                                                           1,013
                                                                                                                             917,920
Television - 0.0%
               300  CBS Corp. - Class B                                                                                        3,615
Tobacco - 0.7%
             2,100  Altria Group, Inc.                                                                                        37,401
               300  Lorillard, Inc.                                                                                           22,290
             1,400  Philip Morris International, Inc.                                                                         68,236
               100  Reynolds American, Inc.                                                                                    4,452
                                                                                                                             132,379
Tools - Hand Held - 0.1%
               300  Stanley Works                                                                                             12,807
Toys - 0%
               300  Mattel, Inc.                                                                                               5,538
Transportation - Railroad - 0.5%
               500  Burlington Northern Santa Fe Corp.                                                                        39,915
               400  Norfolk Southern Corp.                                                                                    17,244
               400  Union Pacific Corp.                                                                                       23,340
                                                                                                                              80,499
Transportation - Services - 0.4%
               500  C.H. Robinson Worldwide, Inc.                                                                             28,875
               700  Expeditors International of Washington, Inc.                                                              24,605
               300  United Parcel Service, Inc. - Class B                                                                     16,941
                                                                                                                              70,421
Web Portals/Internet Service Providers - 0.7%
               200  Google, Inc. - Class A*                                                                                   99,170
             1,600  Yahoo!, Inc.*                                                                                             28,496
                                                                                                                             127,666
Wireless Equipment - 0.7%
             3,700  Motorola, Inc.*                                                                                           31,783
             2,200  QUALCOMM, Inc.                                                                                            98,956
                                                                                                                             130,739
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $15,580,131)                                                                                     17,797,408
------------------------------------------------------------------------------------------------------------------------------------

Money Market - 0.4%
            74,000  Janus Cash Liquidity Fund LLC, 0% (cost $74,000)                                                          74,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,654,131) - 100%                                                                     $   17,871,408
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Bermuda                                $           38,320              0.2%
Cayman Islands                                     33,174              0.2%
Netherlands Antilles                               59,600              0.3%
Panama                                             16,640              0.1%
United States++                                17,723,674             99.2%
--------------------------------------------------------------------------------
Total                                  $       17,871,408            100.0%

++        Includes Short-Term Securities (98.8% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT            Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of September 30, 2009
                                                                              Level 2 -
                                                                                Other
                                                                             Significant
                                                    Level 1 - Quoted         Observable       Level 3 - Significant
                                                         Prices                Inputs          Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen INTECH Risk-Managed Core Portfolio
Common Stock                                     $         17,797,408   $                 --   $                 --

Money Market                                                       --                 74,000                     --

Total Investment in Securities                   $         17,797,408   $             74,000   $                 --
-------------------------------------------------------------------------------------------------------------------

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.6%
Aerospace and Defense - 1.0%
           162,940  Lockheed Martin Corp.                                                                             $   12,722,355
           198,450  Northrop Grumman Corp.                                                                                10,269,788
                                                                                                                          22,992,143
Aerospace and Defense - Equipment - 0.4%
           166,430  United Technologies Corp.                                                                             10,140,580
Agricultural Chemicals - 1.3%
           133,330  Monsanto Co.                                                                                          10,319,742
           220,720  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                19,939,845
                                                                                                                          30,259,587
Applications Software - 1.0%
           852,520  Microsoft Corp.                                                                                       22,071,743
Athletic Footwear - 0.9%
           398,190  Adidas A.G.**                                                                                         21,170,736
Beverages - Non-Alcoholic - 1.1%
           463,940  Coca-Cola Co.                                                                                         24,913,578
Brewery - 5.6%
         2,816,022  Anheuser-Busch InBev N.V.**                                                                          128,752,084
         2,113,456  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                 9,277
                                                                                                                         128,761,361
Casino Hotels - 0.9%
         2,694,067  Crown, Ltd.**                                                                                         21,132,264
Commercial Banks - 0.6%
           791,093  ICICI Bank, Ltd.                                                                                      14,815,407
Computers - 8.2%
           593,798  Apple, Inc.*,**                                                                                      110,072,336
           504,010  International Business Machines Corp.                                                                 60,284,636
           270,806  Research In Motion, Ltd. (U.S. Shares)*                                                               18,292,945
                                                                                                                         188,649,917
Consumer Products - Miscellaneous - 0.9%
           342,345  Kimberly-Clark Corp.                                                                                  20,191,508
Cosmetics and Toiletries - 1.2%
           378,520  Colgate-Palmolive Co.                                                                                 28,873,506
Diversified Operations - 2.9%
           487,455  Danaher Corp.                                                                                         32,815,471
           273,895  Illinois Tool Works, Inc.                                                                             11,698,055
           670,985  Tyco International, Ltd. (U.S. Shares)                                                                23,135,563
                                                                                                                          67,649,089
E-Commerce/Services - 2.1%
         2,091,675  eBay, Inc.*                                                                                           49,384,447
Electric Products - Miscellaneous - 0.6%
           329,665  Emerson Electric Co.                                                                                  13,212,973
Electronic Components - Semiconductors - 0.6%
           585,986  Texas Instruments, Inc.                                                                               13,882,008
Electronic Connectors - 0.9%
           532,530  Amphenol Corp. - Class A                                                                              20,065,730
Enterprise Software/Services - 2.4%
         2,663,440  Oracle Corp.                                                                                          55,506,090
Finance - Investment Bankers/Brokers - 3.9%
           275,030  Goldman Sachs Group, Inc.                                                                             50,701,781
           890,655  JPMorgan Chase & Co.                                                                                  39,028,502
                                                                                                                          89,730,283
Food - Retail - 1.9%
         7,008,736  Tesco PLC**                                                                                           44,839,918
Forestry - 0.6%
           410,085  Weyerhaeuser Co.                                                                                      15,029,615
Gold Mining - 0.8%
           114,401  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                 7,762,108
           264,705  Newmont Mining Corp.                                                                                  11,652,314
                                                                                                                          19,414,422
Independent Power Producer - 0.9%
           730,883  NRG Energy, Inc.*                                                                                     20,603,592
Industrial Gases - 1.4%
           398,145  Praxair, Inc.                                                                                         32,524,465
Internet Security - 0.9%
         1,216,130  Symantec Corp.*                                                                                       20,029,661
Investment Management and Advisory Services - 1.1%
           548,510  T. Rowe Price Group, Inc.                                                                             25,066,907
Medical - Biomedical and Genetic - 4.3%
         1,041,696  Celgene Corp.*                                                                                        58,230,807
           873,245  Gilead Sciences, Inc.*                                                                                40,675,752
                                                                                                                          98,906,559
Medical - Drugs - 2.8%
           746,555  Bristol-Myers Squibb Co.                                                                              16,812,419
           291,608  Roche Holding A.G.                                                                                    47,218,332
                                                                                                                          64,030,751
Medical - HMO - 1.1%
           983,951  UnitedHealth Group, Inc.                                                                              24,638,133
Medical Products - 3.2%
           492,790  Baxter International, Inc.                                                                            28,093,958
         1,056,895  Covidien PLC (U.S. Shares)**                                                                          45,721,278
                                                                                                                          73,815,236
Metal Processors and Fabricators - 1.5%
           330,890  Precision Castparts Corp.                                                                             33,707,764
Multi-Line Insurance - 1.5%
           630,990  ACE, Ltd. (U.S. Shares)                                                                               33,732,725
Networking Products - 3.4%
         3,328,797  Cisco Systems, Inc.*                                                                                  78,359,881
Oil Companies - Exploration and Production - 9.2%
           129,015  Apache Corp.                                                                                          11,847,447
           903,585  EOG Resources, Inc.                                                                                   75,458,384
           947,705  Occidental Petroleum Corp.                                                                            74,300,072
           793,246  Petroleo Brasileiro S.A. (U.S. Shares)                                                                31,182,500
           500,945  XTO Energy, Inc.                                                                                      20,699,047
                                                                                                                         213,487,450
Oil Field Machinery and Equipment - 0.5%
           273,430  National Oilwell Varco, Inc.*                                                                         11,793,036
Reinsurance - 1.4%
             9,741  Berkshire Hathaway, Inc. - Class B*                                                                   32,369,343
Retail - Building Products - 0.5%
           430,760  Home Depot, Inc.                                                                                      11,475,446
Retail - Discount - 0.8%
           385,680  Wal-Mart Stores, Inc.                                                                                 18,933,031
Retail - Drug Store - 1.9%
         1,218,530  CVS Caremark Corp.**                                                                                  43,550,262
Retail - Restaurants - 0.5%
           203,687  McDonald's Corp.                                                                                      11,624,417
Semiconductor Components/Integrated Circuits - 2.5%
         2,141,550  Marvell Technology Group, Ltd.*                                                                       34,671,695
        11,660,942  Taiwan Semiconductor Manufacturing Co., Ltd.                                                          23,424,842
                                                                                                                          58,096,537
Semiconductor Equipment - 1.9%
         1,242,767  KLA-Tencor Corp.                                                                                      44,565,625
Soap and Cleaning Preparations - 0.8%
           376,553  Reckitt Benckiser Group PLC**                                                                         18,399,845
Steel - Producers - 0.4%
           205,630  United States Steel Corp.                                                                              9,123,803
Super-Regional Banks - 0.4%
           366,720  Wells Fargo & Co.                                                                                     10,334,170
Telecommunication Equipment - 0%
             1,184  Nortel Networks Corp. (U.S. Shares)*                                                                         103
Telecommunication Equipment - Fiber Optics - 0.8%
         1,203,740  Corning, Inc.                                                                                         18,429,259
Television - 0.5%
           891,240  CBS Corp. - Class B                                                                                   10,739,442
Tobacco - 0.3%
           368,895  Altria Group, Inc.                                                                                     6,570,020
Transportation - Railroad - 1.2%
           544,425  Canadian National Railway Co. (U.S. Shares)                                                           26,671,381
Transportation - Services - 2.3%
           168,405  C.H. Robinson Worldwide, Inc.                                                                          9,725,389
           688,200  Expeditors International of Washington, Inc.                                                          24,190,229
           355,295  United Parcel Service, Inc. - Class B                                                                 20,063,509
                                                                                                                          53,979,127
Web Portals/Internet Service Providers - 2.6%
            71,910  Google, Inc. - Class A*                                                                               35,656,573
         1,393,595  Yahoo!, Inc.*                                                                                         24,819,927
                                                                                                                          60,476,500
Wireless Equipment - 5.2%
         2,516,180  Crown Castle International Corp.*                                                                     78,907,404
           891,470  QUALCOMM, Inc.                                                                                        40,098,321
                                                                                                                         119,005,725
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,905,170,579)                                                                               2,207,727,101
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Electric - Integrated - 0.2%
$        1,940,000  Energy Future Holdings, 10.8750%, due 11/1/17                                                          1,464,700
         3,330,000  Texas Competitive Electric Holdings Co., LLC, 10.2500%, due 11/1/15                                    2,397,600
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $5,381,306)                                                                                    3,862,300
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.2%
        97,965,990  Janus Cash Liquidity Fund LLC, 0% (cost $97,965,990)                                                  97,965,990
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,008,517,875) - 100%                                                                  $2,309,555,391
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Calls
--------------------------------------------------------------------------------
        Apple, Inc.
              expires November 2009
              1,168 contracts
              exercise price $195.00                              $   (730,000)
--------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $744,102)
--------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Australia                              $       21,132,264              0.9%
Belgium                                       128,761,361              5.6%
Bermuda                                        34,671,695              1.5%
Brazil                                         31,182,500              1.4%
Canada                                         72,666,382              3.2%
Germany                                        21,170,736              0.9%
India                                          14,815,407              0.6%
Ireland                                        45,721,278              2.0%
Switzerland                                   104,086,621              4.5%
Taiwan                                         23,424,842              1.0%
United Kingdom                                 63,239,762              2.7%
United States++                             1,748,682,543             75.7%
--------------------------------------------------------------------------------
Total                                  $    2,309,555,391            100.0%

++    Includes Short-Term Securities (71.5% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
Australian Dollar 10/1/09                                       --   $            --   $            --
Australian Dollar 10/15/09                               2,540,000   $     2,237,620   $      (153,703)
Australian Dollar 11/12/09                               2,675,000   $     2,350,890   $       (61,893)
Australian Dollar 11/19/09                               3,590,000   $     3,153,268   $       (50,324)
British Pound 10/15/09                                   3,700,000   $     5,911,848   $       183,051
British Pound 11/12/09                                   2,400,000   $     3,834,314   $       118,870
British Pound 11/19/09                                   8,625,000   $    13,779,368   $      (104,258)
Euro 10/15/09                                           11,700,000   $    17,119,297   $      (551,980)
Euro 11/12/09                                            9,850,000   $    14,411,908   $       (29,529)
Euro 11/19/09                                           17,700,000   $    25,897,284   $        43,128
-------------------------------------------------------------------------------------------------------
Total                                                                $    88,695,799   $      (606,638)

Notes to Schedule of Investments (unaudited)

PLC                Public Limited Company

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

VVPR Strip         The Voter Verified Paper Record (VVPR) strip is a
                   coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                  Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective May 1, 2009, Janus Aspen Large Cap Growth Portfolio changed its name to "Janus Aspen Janus Portfolio" and eliminated its policy to invest at least 80% of its net assets in common stocks of large-sized companies.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2009)
                                                                                   Level 2 - Other
                                                                                      Significant        Level 3 - Significant
                                                         Level 1 - Quoted Prices   Observable Inputs      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Janus Portfolio
Common Stock

Athletic Footwear                                          $                 --   $         21,170,736    $                 --
Brewery                                                                      --            128,761,361                      --
Casino Hotels                                                                --             21,132,264                      --
Commercial Banks                                                             --             14,815,407                      --
Food - Retail                                                                --             44,839,918                      --
Medical - Drugs                                                      16,812,419             47,218,332                      --
Oil Companies - Explorations and Production                         182,304,950             31,182,500                      --
Semiconductor Components/Integrated Circuits                         34,671,695             23,424,842                      --
Soap and Cleaning Preparations                                               --             18,399,845                      --

All Other                                                         1,622,992,832                     --                      --

Corporate Bonds
Electric - Integrated                                                        --              3,862,300                      --

Money Market                                                                 --             97,965,990                      --

Total Investments in Securities                            $      1,856,781,896   $        452,773,495                      --

Other Financial Instruments(a):
Janus Aspen Janus Portfolio                                $                 --   $           (606,638)   $                 --
------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                      $   320,440,118
--------------------------------------------------------------------------------

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.7%
Agricultural Chemicals - 2.2%
           504,848  Potash Corporation of Saskatchewan, Inc.                                                          $   45,806,089
            34,470  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 3,114,020
                                                                                                                          48,920,109
Agricultural Operations - 1.4%
        46,612,847  Chaoda Modern Agriculture Holdings, Ltd.                                                              27,974,571
         4,482,025  China Green Holdings, Ltd.                                                                             3,801,559
                                                                                                                          31,776,130
Airlines - 7.8%
         9,208,103  British Airways PLC*                                                                                  32,511,495
         2,709,965  Continental Airlines, Inc. - Class B*                                                                 44,551,826
         6,926,940  Delta Air Lines, Inc.*                                                                                62,065,383
         1,272,871  Deutsche Lufthansa A.G.**                                                                             22,680,191
         1,311,165  UAL Corp.*                                                                                            12,088,941
                                                                                                                         173,897,836
Automotive - Cars and Light Trucks - 4.4%
           342,296  Daimler A.G.**                                                                                        17,342,431
        11,200,310  Ford Motor Co.*                                                                                       80,754,235
                                                                                                                          98,096,666
Automotive - Truck Parts and Equipment - Original - 0.3%
           246,538  Valeo S.A.*,**                                                                                         6,511,672
Building - Residential and Commercial - 1.5%
         1,573,740  Brascan Residential Properties S.A.                                                                    6,867,843
         1,438,100  MRV Engenharia e Participacoes S.A.                                                                   27,604,245
                                                                                                                          34,472,088
Casino Hotels - 1.4%
         4,065,334  Crown, Ltd.                                                                                           31,888,484
Commercial Banks - 3.6%
         7,815,169  Anglo Irish Bank Corp., Ltd.*,**,(0)                                                                           0
         8,216,400  Banco de Oro Unibank, Inc.                                                                             5,972,667
           166,780  Banco de Oro Unibank, Inc. (GDR)                                                                       2,424,202
            62,656  Danske Bank A/S*                                                                                       1,645,222
           493,097  Julius Baer Holding A.G.                                                                              24,695,117
         1,236,547  Punjab National Bank, Ltd.                                                                            20,500,259
           553,560  State Bank of India, Ltd.                                                                             25,137,590
                                                                                                                          80,375,057
Computers - 2.9%
           944,035  Research In Motion, Ltd. (U.S. Shares)*                                                               63,769,564
Distribution/Wholesale - 7.2%
        39,818,970  Li & Fung, Ltd.                                                                                      159,609,469
Diversified Operations - 1.9%
         1,324,985  MAX India, Ltd.*                                                                                       5,049,065
        22,233,465  Melco International Development, Ltd.*                                                                14,167,059
           253,186  Orascom Development Holding A.G.*                                                                     22,678,187
                                                                                                                          41,894,311
Electronic Components - Semiconductors - 2.6%
        25,144,371  ARM Holdings PLC                                                                                      58,014,543
Electronic Connectors - 2.2%
           429,100  Hirose Electric Co., Ltd.**                                                                           48,244,675
Finance - Mortgage Loan Banker - 0.6%
           213,827  Housing Development Finance Corp.                                                                     12,318,662
Finance - Other Services - 0.8%
         3,385,643  IG Group Holdings PLC                                                                                 18,057,452
Food - Catering - 0.0%
         5,684,000  FU JI Food & Catering Services Holdings, Ltd. #,*,(1)                                                          0
Gambling - Non-Hotel - 0.2%
        62,581,453  Amax Entertainment Holdings, Ltd.                                                                      1,820,634
           360,800  Great Canadian Gaming Corp.*                                                                           2,743,752
                                                                                                                           4,564,386
Hotels and Motels - 2.5%
         4,032,700  Kingdom Hotel Investments (GDR)*                                                                      17,743,880
        20,431,835  Shangri-La Asia, Ltd.                                                                                 38,493,782
                                                                                                                          56,237,662
Insurance Brokers - 0%
           429,254  Eurodekania, Ltd. - Private Placement (U.S. Shares) #,ss.,*                                            1,011,221
Investment Management and Advisory Services - 0.5%
         2,365,300  BlueBay Asset Management PLC                                                                          11,148,839
Life and Health Insurance - 0.6%
         1,320,091  Prudential PLC                                                                                        12,701,624
Medical - Biomedical and Genetic - 3.6%
           862,530  Celgene Corp.*                                                                                        48,215,427
           551,935  Genzyme Corp.*                                                                                        31,311,273
                                                                                                                          79,526,700
Medical - Drugs - 1.3%
           362,885  Forest Laboratories, Inc.*                                                                            10,683,334
           110,672  Roche Holding A.G.                                                                                    17,920,453
                                                                                                                          28,603,787
Multi-Line Insurance - 2.9%
         2,573,711  Aegon N.V.*,**                                                                                        21,924,479
         2,356,836  ING Groep N.V.*,**                                                                                    42,108,586
                                                                                                                          64,033,065
Oil Companies - Exploration and Production - 1.4%
           405,417  Niko Resources, Ltd.                                                                                  31,720,547
Oil Companies - Integrated - 3.1%
         1,502,900  Petroleo Brasileiro S.A. (ADR)                                                                        68,983,110
Oil Field Machinery and Equipment - 0.6%
         1,354,596  Wellstream Holdings PLC                                                                               13,197,354
Oil Refining and Marketing - 7.6%
         2,474,025  Reliance Industries, Ltd.*                                                                           112,642,208
         2,873,215  Valero Energy Corp.                                                                                   55,711,639
                                                                                                                         168,353,847
Paper and Related Products - 2.2%
         3,303,532  Stora Enso Oyj - Class R**                                                                            23,072,838
         2,102,694  UPM-Kymmene Oyj**                                                                                     25,200,906
                                                                                                                          48,273,744
Power Converters and Power Supply Equipment - 1.6%
           651,070  SunPower Corp. - Class A*                                                                             19,460,482
           999,630  Suntech Power Holdings Co., Ltd. (ADR)*                                                               15,194,376
                                                                                                                          34,654,858
Property and Casualty Insurance - 2.7%
         3,122,857  Reliance Capital, Ltd.                                                                                59,577,380
Real Estate Management/Services - 2.6%
         3,670,000  Mitsubishi Estate Co., Ltd.**                                                                         57,375,316
Real Estate Operating/Development - 11.2%
        42,731,286  Ayala Land, Inc.                                                                                      10,339,804
        27,650,505  CapitaLand, Ltd.                                                                                      72,407,779
        24,654,000  China Overseas Land & Investment, Ltd.                                                                52,816,721
         2,403,110  Cyrela Brazil Realty S.A.                                                                             31,271,770
           970,360  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                      5,691,888
        14,133,000  Hang Lung Properties, Ltd.                                                                            51,630,693
         1,121,810  PDG Realty S.A. Empreendimentos e Participacoes                                                        9,309,889
           518,950  Rodobens Negocios Imobiliarios S.A.                                                                    5,267,725
         1,472,021  Rossi Residencial S.A.                                                                                11,842,319
                                                                                                                         250,578,588
Retail - Consumer Electronics - 1.4%
           453,820  Yamada Denki Co., Ltd.**                                                                              30,784,442
Retail - Miscellaneous/Diversified - 0.8%
         2,460,276  SM Investments Corp.                                                                                  16,849,146
Semiconductor Components/Integrated Circuits - 0%
                 1  Taiwan Semiconductor Manufacturing Co., Ltd.                                                                   2
Semiconductor Equipment - 2.0%
         1,506,905  ASML Holding N.V.**                                                                                   44,432,733
Sugar - 2.3%
         2,202,743  Bajaj Hindusthan, Ltd.                                                                                 8,432,199
           426,300  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    1,631,742
         1,570,503  Cosan S.A. Industria e Comercio*                                                                      17,342,652
         3,032,876  Cosan, Ltd. - Class A*                                                                                23,959,719
                                                                                                                          51,366,312
Super-Regional Banks - 2.9%
         3,832,205  Bank of America Corp.                                                                                 64,840,909
Telecommunication Services - 2.6%
         1,237,231  Amdocs, Ltd. (U.S. Shares)*                                                                           33,256,770
         3,915,909  Reliance Communications, Ltd.                                                                         25,003,016
                                                                                                                          58,259,786
Textile - Apparel - 0.1%
$       15,198,335  Trinity, Ltd. - Private Placement #,ss.,*                                                              2,961,300
Toys - 1.5%
           130,400  Nintendo Co., Ltd.**                                                                                  33,348,531
Transportation - Truck - 0.7%
           845,522  DSV A/S*                                                                                              15,162,330
Warehousing and Harbor Transport Services - 0.1%
         3,332,466  DP World, Ltd. (U.S. Shares)                                                                           1,866,181
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,862,817,772)                                                                               2,218,260,418
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.3%
         7,184,379  Janus Cash Liquidity Fund, LLC 0% (cost $7,184,379)                                                    7,184,379
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,870,002,151) - 100%                                                                  $2,225,444,797
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Australia                              $       31,888,484              1.4%
Bermuda                                       227,685,164             10.2%
Brazil                                        184,181,440              8.3%
Canada                                        147,153,972              6.6%
Cayman Islands                                 60,912,827              2.7%
Denmark                                        16,807,552              0.8%
Finland                                        48,273,745              2.2%
France                                          6,511,672              0.3%
Germany                                        40,022,622              1.8%
Guernsey                                       33,256,769              1.5%
Hong Kong                                     121,575,773              5.5%
India                                         270,292,120             12.1%
Ireland                                                 0                0%
Japan                                         169,752,964              7.6%
Netherlands                                   108,465,799              4.9%
Philippines                                    35,585,819              1.6%
Singapore                                      72,407,779              3.3%
Switzerland                                    65,293,757              2.9%
Taiwan                                                  2                0%
United Arab Emirates                            1,866,181              0.1%
United Kingdom                                146,642,530              6.6%
United States ++                              436,867,826             19.6%
--------------------------------------------------------------------------------
Total                                  $    2,225,444,797              100%

++        Includes Short-Term Securities (19.3% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
Euro 10/15/09                                            7,900,000   $    11,559,183   $      (372,704)
Euro 11/12/09                                           10,500,000        15,362,948           (31,478)
Euro 11/19/09                                           13,400,000        19,605,853            32,651
Yen 11/19/09                                         4,600,000,000        51,270,508            97,442
-------------------------------------------------------------------------------------------------------
Total                                                                $    97,798,492   $      (274,089)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

(0) On January 23, 2009 Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Portfolio's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

(1) FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

Effective May 1, 2009, Janus Aspen International Growth Portfolio changed its name to "Janus Aspen Overseas Portfolio."

# Schedule of Fair Valued Securities (as of September 30, 2009)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Value as a %
                                                                                                          of Investment
                                                                                       Value                 Securities
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
Eurodekania, Ltd. - Private Placement (U.S. Shares)                               $1,011,221                       0.0%
FU JI Food & Catering Services Holdings, Ltd.                                              0                       0.0%
Trinity, Ltd. - Private Placement                                                  2,961,300                       0.1%
-----------------------------------------------------------------------------------------------------------------------
                                                                                  $3,972,521                       0.1%
-----------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of September 30, 2009)

                                                                                                                Value as a %
                                                            Acquisition     Acquisition                        of Investment
                                                               Date            Cost               Value          Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
Eurodekania, Ltd. - Private Placement (U.S. Shares)           3/8/07             5,628,245       1,011,221              0.0%
Trinity, Ltd. - Private Placement                            11/14/07            6,995,780       2,961,300              0.1%
----------------------------------------------------------------------------------------------------------------------------
                                                                            $   12,624,025     $ 3,972,521              0.1%
----------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2009)
                                                                                       Level 2 - Other
                                                                                    Significant Observable    Level 3 - Significant
                                                          Level 1 - Quoted Prices           Inputs              Observable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Overseas Portfolio
Common Stock
Agricultural Chemicals                                     $            3,114,020               45,806,089    $                   --
Agricultural Operations                                                        --               31,776,130                        --
Airlines                                                              118,706,150               55,191,686                        --
Automotive - Cars and Light Trucks                                     80,754,235               17,342,431                        --
Automotive - Truck Parts and Equipment - Original                              --                6,511,672                        --
Building - Residential and Commercial                                          --               34,472,088                        --
Casino Hotels                                                                  --               31,888,484                        --
Commercial Banks                                                               --               80,375,057                        --
Distribution/Wholesale                                                         --              159,609,469                        --
Diversified Operations                                                         --               41,894,311                        --
Electronic Components - Semiconductors                                         --               58,014,543                        --
Electronic Connectors                                                          --               48,244,675                        --
Finance - Mortgage Loan Banker                                                 --               12,318,662                        --
Finance - Other Services                                                       --               18,057,452                        --
Food - Catering                                                                --                       --                        --
Gambling - Non-Hotel                                                           --                4,564,386                        --
Hotels and Motels                                                              --               56,237,662                        --
Insurance Brokers                                                              --                       --                 1,011,221
Investment Management and Advisory Services                                    --               11,148,839                        --
Life and Health Insurance                                                      --               12,701,624                        --
Medical - Drugs                                                        10,683,334               17,920,453                        --
Multi-Line Insurance                                                           --               64,033,065                        --
Oil Companies - Exploration and Production                                     --               31,720,547                        --
Oil Companies - Integrated                                                     --               68,983,110                        --
Oil Field Machinery and Equipment                                              --               13,197,354                        --
Oil Refining and Marketing                                             55,711,639              112,642,208                        --
Paper and Related Products                                                     --               48,273,744                        --
Power Converters and Power Supply Equipment                            19,460,482               15,194,376                        --
Property and Casualty Insurance                                                --               59,577,380                        --
Real Estate Management/Services                                                --               57,375,316                        --
Real Estate Operating/Development                                              --              250,578,588                        --
Retail - Consumer Electronics                                                  --               30,784,442                        --
Retail - Miscellaneous/Diversified                                             --               16,849,146                        --
Semiconductor Components/Integrated Circuits                                   --                        2                        --
Semiconductor Equipment                                                        --               44,432,733                        --
Sugar                                                                  23,959,719               27,406,593                        --
Telecommunication Services                                             33,256,770               25,003,016                        --
Textile- Apparel                                                               --                       --                 2,961,300
Toys                                                                           --               33,348,531                        --
Transportation - Truck                                                         --               15,162,330                        --
Warehousing and Harbor Transport Services                                      --                1,866,181                        --
All Other                                                             208,137,173                       --                        --

Money Market                                                                   --                7,184,379                        --
Total Investments in Securities                            $          553,783,522   $        1,667,688,754    $            3,972,521

Other Financial Instruments(a):
Janus Aspen Overseas Portfolio                             $                   --   $             (274,089)   $                   --
------------------------------------------------------------------------------------------------------------------------------------

(a)Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended September 30, 2009)

                                                                                                     Transfers
                            Balance as                             Change in                         In
                            of           Accrued                   Unrealized        Net             and/or Out   Balance as of
                            December     Discounts/  Realized      Appreciation/     Purchases/      of           September 30,
                            31, 2008     Premiums    Gain/(Loss)   (Depreciation)(a) (Sales)         Level 3      2009
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Overseas
Portfolio                   $ 3,930,706  $       --  $         --  $    (2,187,837)  $         --    $ 2,229,652  $    3,972,521
---------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                                   $   373,026,800

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.9%
Aerospace and Defense - 0.7%
            13,300  Rockwell Collins, Inc.                                                                            $      675,640
Apparel Manufacturers - 0.7%
             9,400  VF Corp.                                                                                                 680,842
Automotive - Truck Parts and Equipment - Original - 0.9%
            12,500  BorgWarner, Inc.*                                                                                        378,250
            20,700  Johnson Controls, Inc.                                                                                   529,092
                                                                                                                             907,342
Beverages - Wine and Spirits - 0.4%
             8,400  Brown-Forman Corp. - Class B                                                                             405,048
Brewery - 0.7%
            14,000  Molson Coors Brewing Co. - Class B                                                                       681,520
Building - Residential and Commercial - 0.8%
            22,700  KB Home                                                                                                  377,047
            37,300  Pulte Homes, Inc.*                                                                                       409,927
                                                                                                                             786,974
Building Products - Cement and Aggregate - 0.2%
             5,200  Texas Industries, Inc.                                                                                   218,400
Cable Television - 0.4%
            20,200  Comcast Corp. - Class A                                                                                  341,178
Chemicals - Diversified - 0.3%
             4,977  FMC Corp.                                                                                                279,956
Chemicals - Specialty - 1.8%
            24,500  Lubrizol Corp. **                                                                                      1,750,770
Coal - 0.7%
            31,800  Arch Coal, Inc.                                                                                          703,734
Commercial Banks - 2.8%
            33,100  BB&T Corp.                                                                                               901,644
            15,500  City National Corp.                                                                                      603,415
            20,900  HSBC Holdings PLC                                                                                      1,198,615
                                                                                                                           2,703,674
Commercial Services - Finance - 0.4%
             8,700  Global Payments, Inc.                                                                                    406,290
Computer Aided Design - 0.2%
             9,700  Autodesk, Inc.*                                                                                          230,860
Computer Services - 1.4%
            12,900  Accenture, Ltd. - Class A (U.S. Shares)                                                                  480,783
            13,900  Perot Systems Corp. - Class A*                                                                           412,830
            19,000  SRA International, Inc. *                                                                                410,210
                                                                                                                           1,303,823
Computers - 0.7%
            14,500  Hewlett-Packard Co.                                                                                      684,545
Computers - Integrated Systems - 1.3%
            22,900  Diebold, Inc.                                                                                            754,097
            34,030  NCR Corp.*                                                                                               470,295
                                                                                                                           1,224,392
Computers - Memory Devices - 0.9%
            52,300  EMC Corp.*                                                                                               891,192
Consumer Products - Miscellaneous - 0.6%
            10,500  Kimberly-Clark Corp.                                                                                     619,290
Containers - Metal and Glass - 0.6%
            12,000  Ball Corp.                                                                                               590,400
Containers - Paper and Plastic - 0.3%
            17,700  Temple-Inland, Inc.                                                                                      290,634
Cosmetics and Toiletries - 0.9%
            15,200  Procter & Gamble Co.                                                                                     880,384
Diagnostic Equipment - 0.4%
             9,700  Gen-Probe, Inc.*                                                                                         401,968
Disposable Medical Products - 0.4%
             4,700  C.R. Bard, Inc.                                                                                          369,467
Distribution/Wholesale - 0.6%
            14,500  Tech Data Corp.*                                                                                         603,345
Diversified Operations - 1.1%
            31,700  Tyco International, Ltd. (U.S. Shares)                                                                 1,093,016
Electric - Integrated - 2.3%
            13,800  DPL, Inc.                                                                                                360,180
             9,900  Entergy Corp.                                                                                            790,614
            19,700  PPL Corp.                                                                                                597,698
            14,747  Public Service Enterprise Group, Inc.                                                                    463,646
                                                                                                                           2,212,138
Electric Products - Miscellaneous - 0.3%
             7,200  Emerson Electric Co.                                                                                     288,576
Electronic Components - Miscellaneous - 0.2%
            21,900  Vishay Intertechnology, Inc.*                                                                            173,010
Electronic Components - Semiconductors - 1.2%
            43,300  Intersil Corp. - Class A                                                                                 662,923
            28,300  QLogic Corp. *                                                                                           486,760
                                                                                                                           1,149,683
Electronic Connectors - 0.7%
            23,700  Thomas & Betts Corp. *                                                                                   712,896
Engineering - Research and Development Services - 2.0%
            12,200  Jacobs Engineering Group, Inc. *                                                                         560,590
            22,600  McDermott International, Inc. (U.S. Shares) *                                                            571,102
            17,200  URS Corp. *                                                                                              750,780
                                                                                                                           1,882,472
Entertainment Software - 0.5%
            26,500  Electronic Arts, Inc. *                                                                                  504,825
Finance - Investment Bankers/Brokers - 0.4%
            18,400  Raymond James Financial, Inc.                                                                            428,352
Food - Miscellaneous/Diversified - 2.2%
             9,300  General Mills, Inc.                                                                                      598,734
            14,700  Kellogg Co.                                                                                              723,681
             9,200  Kraft Foods, Inc. - Class A                                                                              241,684
            19,800  Unilever PLC (ADR)                                                                                       567,864
                                                                                                                           2,131,963
Food - Retail - 1.2%
            57,900  Kroger Co.                                                                                             1,195,056
Footwear and Related Apparel - 0.4%
            14,800  Wolverine World Wide, Inc.                                                                               367,632
Forestry - 0.7%
            18,000  Weyerhaeuser Co.                                                                                         659,700
Gold Mining - 1.2%
            28,700  Goldcorp, Inc. (U.S. Shares)**                                                                         1,158,619
Hotels and Motels - 0.3%
             8,732  Marriott International, Inc. - Class A                                                                   240,916
                                                                                                                             240,916
Human Resources - 0.2%
             3,400  Manpower, Inc. *                                                                                         192,814
Industrial Gases - 0.5%
             6,200  Air Products & Chemicals, Inc.                                                                           480,996
Instruments - Scientific - 2.4%
            36,100  PerkinElmer, Inc.                                                                                        694,564
            26,600  Thermo Fisher Scientific, Inc. *                                                                       1,161,622
             8,600  Varian, Inc. *                                                                                           439,116
                                                                                                                           2,295,302
Insurance Brokers - 1.4%
            16,500  AON Corp.                                                                                                671,385
            37,000  Brown & Brown, Inc.                                                                                      708,920
                                                                                                                           1,380,305
Internet Infrastructure Software - 0.7%
            35,400  Akamai Technologies, Inc.*                                                                               696,672
Internet Security - 0.9%
            51,200  Symantec Corp. *                                                                                         843,264
Investment Management and Advisory Services - 2.2%
            28,100  AllianceBernstein Holding L.P.                                                                           766,568
            57,800  INVESCO, Ltd.                                                                                          1,315,528
                                                                                                                           2,082,096
Life and Health Insurance - 0.2%
             7,921  Lincoln National Corp.                                                                                   205,233
Machinery - Farm - 0.7%
            14,700  Deere & Co.                                                                                              630,924
Machinery - General Industrial - 0.6%
            19,000  IDEX Corp.                                                                                               531,050
Medical - Biomedical and Genetic - 1.3%
            19,000  Charles River Laboratories International, Inc. *                                                         702,620
            10,900  Life Technologies Corp. *                                                                                507,395
                                                                                                                           1,210,015
Medical - Drugs - 0.9%
            13,500  Endo Pharmaceuticals Holdings, Inc. *                                                                    305,505
            17,600  Forest Laboratories, Inc. *                                                                              518,144
                                                                                                                             823,649
Medical - HMO - 0.3%
            20,000  Health Net, Inc. *                                                                                       308,000
Medical - Wholesale Drug Distributors - 0.9%
            17,700  Cardinal Health, Inc.                                                                                    474,360
             7,100  McKesson Corp.                                                                                           422,805
                                                                                                                             897,165
Medical Instruments - 0.6%
            15,900  St. Jude Medical, Inc. *                                                                                 620,259
Medical Labs and Testing Services - 1.4%
             4,900  Covance, Inc. *                                                                                          265,335
            15,700  Laboratory Corp. of America Holdings *                                                                 1,031,490
                                                                                                                           1,296,825
Medical Products - 3.1%
            14,000  Becton, Dickinson and Co.                                                                                976,500
            23,100  Covidien PLC (U.S. Shares)                                                                               999,306
             4,700  Hospira, Inc. *                                                                                          209,620
            15,400  Zimmer Holdings, Inc. *                                                                                  823,130
                                                                                                                           3,008,556
Metal - Copper - 0.6%
             8,600  Freeport-McMoRan Copper & Gold, Inc. - Class B*                                                          590,046
Metal Processors and Fabricators - 0.3%
             9,800  Kaydon Corp.                                                                                             317,716
Multi-Line Insurance - 2.7%
            46,300  Allstate Corp. **                                                                                      1,417,706
            95,200  Old Republic International Corp.                                                                       1,159,536
                                                                                                                           2,577,242
Multimedia - 1.0%
            10,300  McGraw-Hill Companies., Inc.                                                                             258,942
            23,900  Viacom, Inc. - Class B *                                                                                 670,156
                                                                                                                             929,098
Networking Products - 1.1%
            24,600  Cisco Systems, Inc. *                                                                                    579,084
            16,900  Polycom, Inc. *                                                                                          452,075
                                                                                                                           1,031,159
Non-Hazardous Waste Disposal - 0.5%
            19,200  Republic Services, Inc.                                                                                  510,144
Oil and Gas Drilling - 0.8%
             8,559  Transocean, Ltd. (U.S. Shares) *                                                                         732,051
Oil Companies - Exploration and Production - 8.8%
            13,000  Anadarko Petroleum Corp.                                                                                 815,490
            14,800  Bill Barrett Corp.                                                                                       485,292
            10,700  Cabot Oil & Gas Corp.                                                                                    382,525
            11,700  Devon Energy Corp.                                                                                       787,761
            16,200  EnCana Corp. (U.S. Shares)                                                                               933,282
            16,400  EQT Corp.                                                                                                698,640
            47,200  Forest Oil Corp.                                                                                         923,704
            18,518  Noble Energy, Inc.                                                                                     1,221,447
            18,100  Questar Corp.                                                                                            679,836
            17,300  SandRidge Energy, Inc. *                                                                                 224,208
            21,100  St. Mary Land & Exploration Co.                                                                          684,906
            13,500  Ultra Petroleum Corp. (U.S. Shares) *                                                                    660,960
                                                                                                                           8,498,051
Oil Companies - Integrated - 1.1%
            19,100  Hess Corp.                                                                                             1,021,086
Oil Field Machinery and Equipment - 0.5%
            10,900  National Oilwell Varco, Inc. *                                                                           470,117
Paper and Related Products - 0.3%
             6,400  Rayonier, Inc.                                                                                           261,824
Pipelines - 1.3%
             9,900  Kinder Morgan Energy Partners L.P.                                                                       534,798
            15,200  Plains All American Pipeline L.P.                                                                        703,608
                                                                                                                           1,238,406
Property and Casualty Insurance - 1.1%
             7,400  Chubb Corp.                                                                                              373,034
            18,100  Mercury General Corp.                                                                                    654,858
                                                                                                                           1,027,892
Reinsurance - 2.3%
               307  Berkshire Hathaway, Inc. - Class B *                                                                   1,020,161
            14,000  Everest Re Group, Ltd.                                                                                 1,227,800
                                                                                                                           2,247,961
REIT - Apartments - 1.5%
             6,794  Avalonbay Communities, Inc.                                                                              494,128
            17,200  BRE Properties, Inc. - Class A                                                                           538,360
            13,400  Equity Residential                                                                                       411,380
                                                                                                                           1,443,868
REIT - Diversified - 0.6%
            20,200  Potlatch Corp.                                                                                           574,690
REIT - Mortgage - 0.9%
           123,800  Chimera Investment Corp.                                                                                 472,916
            25,500  Redwood Trust, Inc.                                                                                      395,250
                                                                                                                             868,166
REIT - Office Property - 0.6%
             3,600  Alexandria Real Estate Equities, Inc.                                                                    195,660
            10,600  Mack-Cali Realty Corp.                                                                                   342,698
                                                                                                                             538,358
REIT - Storage - 0.8%
            10,300  Public Storage                                                                                           774,972
REIT - Warehouse/Industrial - 0.6%
            12,300  AMB Property Corp.                                                                                       282,285
            24,495  ProLogis                                                                                                 291,980
                                                                                                                             574,265
Retail - Apparel and Shoe - 0.9%
            19,500  American Eagle Outfitters, Inc.                                                                          328,770
            12,604  Gap, Inc.                                                                                                269,726
             9,900  Men's Wearhouse, Inc.                                                                                    244,530
                                                                                                                             843,026
Retail - Automobile - 0.3%
             8,600  Copart, Inc. *                                                                                           285,606
Retail - Computer Equipment - 0.5%
            17,900  GameStop Corp. - Class A *                                                                               473,813
Retail - Drug Store - 1.0%
            14,010  CVS Caremark Corp.                                                                                       500,717
            13,300  Walgreen Co.                                                                                             498,351
                                                                                                                             999,068
Retail - Pet Food and Supplies - 0.4%
            17,500  PetSmart, Inc.                                                                                           380,625
Savings/Loan/Thrifts - 2.3%
            39,900  NewAlliance Bancshares, Inc.                                                                             426,930
            73,600  People's United Financial, Inc.                                                                        1,145,216
            35,100  Washington Federal, Inc.                                                                                 591,786
                                                                                                                           2,163,932
Schools - 0.7%
             9,100  Apollo Group, Inc. - Class A*                                                                            670,397
Semiconductor Components/Integrated Circuits - 0.4%
            12,300  Analog Devices, Inc.                                                                                     339,234
Semiconductor Equipment - 0.8%
            57,800  Applied Materials, Inc.                                                                                  774,520
Super-Regional Banks - 1.0%
            10,900  PNC Financial Services Group, Inc.                                                                       529,631
            17,300  SunTrust Banks, Inc.                                                                                     390,115
                                                                                                                             919,746
Telephone - Integrated - 1.0%
            29,400  CenturyTel, Inc.                                                                                         987,840
Tools - Hand Held - 1.3%
            27,900  Snap-On, Inc.                                                                                            969,804
             7,300  Stanley Works                                                                                            311,637
                                                                                                                           1,281,441
Toys - 0.7%
            34,200  Mattel, Inc.                                                                                             631,332
Transportation - Railroad - 2.0%
            36,000  Kansas City Southern *                                                                                   953,640
             7,800  Norfolk Southern Corp.                                                                                   336,258
            11,400  Union Pacific Corp.                                                                                      665,190
                                                                                                                           1,955,088
Wireless Equipment - 0.4%
            27,400  Nokia OYJ                                                                                                400,588
X-Ray Equipment - 0.7%
            43,700  Hologic, Inc. *                                                                                          714,058
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $78,700,017)                                                                                     90,381,073
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.4%
               337  iShares Russell Midcap(R) Value Index**
                     expires October 2009
                     exercise price $26.88                                                                                       799
               324  iShares Russell Midcap(R) Value Index
                     expires November 2009
                     exercise price $26.35                                                                                     2,877
               486  iShares Russell Midcap(R) Value Index
                     expires November 2009
                     exercise price $27.05                                                                                     3,839
               131  iShares Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $22.96                                                                                       652
               131  iShares Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $32.80                                                                                    11,536
               258  iShares Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $33.12                                                                                    29,956
               242  iShares Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $35.50                                                                                    49,322
               240  iShares Russell Midcap(R) Value Index**
                     expires January 2010
                     exercise price $35.38                                                                                    51,674
                12  Russell Midcap(R) Value Index**
                     expires November 2009
                     exercise price $721.06                                                                                   12,389
                 9  Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $520.13                                                                                    1,374
                 6  Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $521.50                                                                                      926
                16  Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $725.08                                                                                   24,401
                 9  Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $743.04                                                                                   18,984
                 6  Russell Midcap(R) Value Index**
                     expires December 2009
                     exercise price $745.00                                                                                   12,998
                 8  S&P Mid-Cap 400(R) Index**
                     expires October 2009
                     exercise price $544.49                                                                                      331
                16  S&P Mid-Cap 400(R) Index**
                     expires October 2009
                     exercise price $568.56                                                                                      926
                12  S&P Mid-Cap 400(R) Index**
                     expires November 2009
                     exercise price $384.08                                                                                      151
                12  S&P Mid-Cap 400(R) Index**
                     expires November 2009
                     exercise price $546.68                                                                                    2,958
                11  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $431.20                                                                                      782
                11  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $435.40                                                                                    1,450
                10  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $448.00                                                                                    1,332
                10  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $460.64                                                                                    1,315
                11  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $616.00                                                                                   14,427
                11  S&P Mid-Cap 400(R) Index
                     expires December 2009
                     exercise price $622.00                                                                                   17,313
                14  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $629.16                                                                                   24,188
                10  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $640.00                                                                                   20,867
                10  S&P Mid-Cap 400(R) Index**
                     expires December 2009
                     exercise price $658.05                                                                                   23,439
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts (premiums paid $1,175, 313)                                                                         331,206
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.7%
$        5,519,000  ING Financial Markets LLC 0.0300%
                    dated 9/30/09, maturing 10/1/09
                    to be repurchased at $5,519,005
                    collateralized by $5,588,805
                    in U.S. Government Agencies
                    0.000% - 9.1250%, 2/15/14 - 11/15/26
                    with a value of $5,612,076 0%, 10/1/09 (cost $5,519,000)                                               5,519,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $85,394,330) - 100%                                                                         96,231,279
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Bermuda                                $        2,543,328              2.7%
Canada                                          2,752,861              2.9%
Finland                                           400,588              0.4%
Ireland                                         1,480,089              1.5%
Panama                                            571,102              0.6%
Switzerland                                     1,825,067              1.9%
United Kingdom                                  1,766,479              1.8%
United States++                                84,891,765             88.2%
--------------------------------------------------------------------------------
Total                                  $       96,231,279            100.0%

++        Includes Short-Term Securities (82.1% excluding Short-Term Securities)

                                                                                Value
--------------------------------------------------------------------------------------------------
Schedule of Written Options - Puts
                                    iShares Russell Midcap(R) Value Index
                                       expires October 2009
                                       280 contracts
                                       exercise price $22.64                    $             (78)

                                    iShares Russell Midcap(R) Value Index
                                       expires December 2009
                                       262 contracts
                                       exercise price $27.88                               (5,966)

                                    iShares Russell Midcap(R) Value Index
                                       expires December 2009
                                       129 contracts
                                       exercise price $29.74                               (6,500)

                                    iShares Russell Midcap(R) Value Index
                                       expires December 2009
                                       121 contracts
                                       exercise price $31.85                              (10,442)

                                    iShares Russell Midcap(R) Value Index
                                       expires December 2009
                                       120 contracts
                                       exercise price $31.77                              (13,159)

                                    Russell Midcap(R) Value Index
                                       expires November 2009
                                       6 contracts
                                       exercise price $647.49                              (2,116)

                                    Russell Midcap(R) Value Index
                                       expires December 2009
                                       18 contracts
                                       exercise price $631.58                              (9,792)

                                    Russell Midcap(R) Value Index
                                       expires December 2009
                                       12 contracts
                                       exercise price $633.25                              (6,750)

                                    Russell Midcap(R) Value Index
                                       expires December 2009
                                       8 contracts
                                       exercise price $651.09                              (4,987)

                                    S&P Mid-Cap 400(R) Index
                                       expires October 2009
                                       8 contracts
                                       exercise price $488.93                                (160)

                                    S&P Mid-Cap 400(R) Index
                                       expires October 2009
                                       4 contracts
                                       exercise price $510.55                                (103)

                                    S&P Mid-Cap 400(R) Index
                                       expires November 2009
                                       24 contracts
                                       exercise price $466.38                              (1,423)

                                    S&P Mid-Cap 400(R) Index
                                       expires December 2009
                                       22 contracts
                                       exercise price $526.60                              (7,408)

                                    S&P Mid-Cap 400(R) Index
                                       expires December 2009
                                       22 contracts
                                       exercise price $528.70                             (10,045)

                                    S&P Mid-Cap 400(R) Index
                                       expires December 2009
                                       20 contracts
                                       exercise price $544.00                             (11,206)

                                    S&P Mid-Cap 400(R) Index
                                       expires December 2009
                                       20 contracts
                                       exercise price $559.34                             (11,635)

                                    S&P Mid-Cap 400(R) Index
                                       expires December 2009
                                       7 contracts
                                       exercise price $565.00                              (5,183)
--------------------------------------------------------------------------------------------------
Total Written Options - Puts
                                    (Premiums received $387,963)                $        (106,953)
--------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                American Depositary Receipt

PLC                Public Limited Company

REIT               Real Estate Investment Trust

U.S. Shares        Securities of foreign companies trading on an American Stock
                   Exchange.

*                  Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

--------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See Significant Accounting Principles for more information.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary (as of September 30, 2009)
-----------------------------------------------------------------------------------------------------------------------
                                                     Level 1 - Quoted Prices  Level 2 - Other Significant  Level 3 -
                                                                              Observable Inputs            Significant
                                                                                                           Unobservable
                                                                                                           Inputs
-----------------------------------------------------------------------------------------------------------------------
Investments in Securities:
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------
Common Stock
-----------------------------------------------------------------------------------------------------------------------
Commercial Banks                                           $1,505,059                    $1,198,615               $-
-----------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                            1,564,099                      567,864                 -
-----------------------------------------------------------------------------------------------------------------------
Wireless Equipment                                              -                          400,588                 -
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
All Other Securities                                       85,144,848                         -                    -
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Purchased Options                                            331,206                          -                    -
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                            -                         5,519,000                -
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                            88,545,212                     7,686,067                -
-----------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                     -                         (106,953)                -
-----------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                      $     2,336,607

Janus Aspen Research Core Portfolio

Schedule of Investments

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.8%
Advertising Sales - 1.6%
             4,585  Lamar Advertising Co. - Class A*                                                                  $      125,812
Aerospace and Defense - 3.2%
            11,235  BAE Systems PLC**                                                                                         62,690
             3,700  Northrop Grumman Corp.                                                                                   191,475
                                                                                                                             254,165
Aerospace and Defense - Equipment - 1.8%
             2,345  United Technologies Corp.                                                                                142,881
Athletic Footwear - 1.2%
             1,500  NIKE, Inc. - Class B                                                                                      97,050
Brewery - 2.2%
             3,831  Anheuser-Busch InBev N.V.**                                                                              175,158
             2,736  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                    12
                                                                                                                             175,170
Building - Residential and Commercial - 0.8%
                95  NVR, Inc.*                                                                                                60,550
Cable Television - 0.8%
             7,089  British Sky Broadcasting Group PLC**                                                                      64,802
Cellular Telecommunications - 0.4%
            13,247  Vodafone Group PLC**                                                                                      29,727
Commercial Banks - 1.4%
             7,169  Barclays PLC*,**                                                                                          42,362
             1,865  ICICI Bank, Ltd. (ADR)                                                                                    71,915
                                                                                                                             114,277
Computers - 1.8%
               750  Apple, Inc.*                                                                                             139,028
Consumer Products - Miscellaneous - 1.9%
             2,555  Kimberly-Clark Corp.                                                                                     150,694
Containers - Metal and Glass - 1.4%
             1,875  Crown Holdings, Inc.*                                                                                     51,000
             1,565  Owens-Illinois, Inc.*                                                                                     57,749
                                                                                                                             108,749
Cosmetics and Toiletries - 1.8%
             1,870  Colgate-Palmolive Co.                                                                                    142,644
Diversified Operations - 4.3%
               670  Danaher Corp.                                                                                             45,104
             6,820  Illinois Tool Works, Inc.                                                                                291,283
                                                                                                                             336,387
E-Commerce/Services - 0.5%
             1,615  eBay, Inc.*                                                                                               38,130
Electric - Generation - 1.3%
             6,890  AES Corp.*                                                                                               102,110
Electronic Components - Miscellaneous - 0.7%
             2,405  Tyco Electronics, Ltd. (U.S. Shares)**                                                                    53,583
Enterprise Software/Services - 1.9%
             7,005  Oracle Corp.                                                                                             145,984
Finance - Investment Bankers/Brokers - 6.9%
               730  Goldman Sachs Group, Inc.                                                                                134,576
             7,755  JPMorgan Chase & Co.**                                                                                   339,823
             2,300  Morgan Stanley                                                                                            71,024
                                                                                                                             545,423
Finance - Other Services - 0.7%
               175  CME Group, Inc.                                                                                           53,933
Independent Power Producer - 3.1%
             8,585  NRG Energy, Inc.*                                                                                        242,011
Internet Security - 0.9%
             4,095  Symantec Corp.*                                                                                           67,445
Life and Health Insurance - 2.0%
             2,655  AFLAC, Inc.                                                                                              113,475
             4,253  Prudential PLC**                                                                                          40,921
                                                                                                                             154,396
Medical - Biomedical and Genetic - 2.7%
               900  Celgene Corp.*                                                                                            50,310
               955  Genzyme Corp.*                                                                                            54,177
             2,360  Gilead Sciences, Inc.*                                                                                   109,929
                                                                                                                             214,416
Medical - Drugs - 6.6%
             5,875  Abbott Laboratories                                                                                      290,636
             4,295  Merck & Co., Inc.                                                                                        135,851
               595  Roche Holding A.G.**                                                                                      96,345
                                                                                                                             522,832
Medical Products - 5.1%
             3,355  Baxter International, Inc.                                                                               191,269
             4,820  Covidien PLC (U.S. Shares)**                                                                             208,513
                                                                                                                             399,782
Multimedia - 1.9%
            12,295  News Corp. - Class A                                                                                     147,417
Networking Products - 2.7%
             9,160  Cisco Systems, Inc.*                                                                                     215,626
Oil - Field Services - 1.1%
             1,470  Schlumberger, Ltd. (U.S. Shares)**                                                                        87,612
Oil Companies - Exploration and Production - 6.3%
             1,555  Devon Energy Corp.                                                                                       104,698
             2,710  EOG Resources, Inc.                                                                                      226,312
             2,150  Occidental Petroleum Corp.                                                                               168,560
                                                                                                                             499,570
Oil Companies - Integrated - 3.1%
             1,540  Exxon Mobil Corp.                                                                                        105,659
             2,970  Petroleo Brasileiro S.A. (ADR)                                                                           136,323
                                                                                                                             241,982
Oil Field Machinery and Equipment - 0.6%
             1,225  Cameron International Corp.*                                                                              46,330
Real Estate Operating/Development - 0.7%
            21,000  CapitaLand, Ltd.                                                                                          54,992
Retail - Apparel and Shoe - 1.1%
             2,429  Gap, Inc.                                                                                                 51,981
             1,265  Nordstrom, Inc.                                                                                           38,633
                                                                                                                              90,614
Retail - Consumer Electronics - 0.6%
             1,180  Best Buy Co., Inc.                                                                                        44,274
Retail - Regional Department Stores - 0.9%
             1,225  Kohl's Corp.*                                                                                             69,886
Retail - Restaurants - 1.1%
             1,542  McDonald's Corp.                                                                                          88,002
Semiconductor Equipment - 2.9%
             6,448  KLA-Tencor Corp.                                                                                         231,225
Soap and Cleaning Preparations - 3.1%
             5,052  Reckitt Benckiser Group PLC**                                                                            246,860
Super-Regional Banks - 3.3%
            15,470  Bank of America Corp.                                                                                    261,752
Telecommunication Equipment - Fiber Optics - 1.0%
             5,250  Corning, Inc.                                                                                             80,378
Telecommunication Services - 0.6%
             1,675  Amdocs, Ltd. (U.S. Shares)*                                                                               45,024
Tobacco - 1.2%
             5,405  Altria Group, Inc.                                                                                        96,263
Toys - 0.9%
               700  Nintendo Co., Ltd. (ADR)**                                                                                22,099
               200  Nintendo Co., Ltd.**                                                                                      51,148
                                                                                                                              73,247
Transportation - Services - 2.7%
             3,740  United Parcel Service, Inc. - Class B                                                                    211,198
Web Portals/Internet Service Providers - 1.3%
               125  Google, Inc. - Class A*                                                                                   61,982
             2,240  Yahoo!, Inc.*                                                                                             39,894
                                                                                                                             101,876
Wireless Equipment - 4.7%
             5,475  Crown Castle International Corp.*                                                                        171,696
             4,405  QUALCOMM, Inc.                                                                                           198,137
                                                                                                                             369,833
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,217,013)                                                                                       7,785,942
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.2%
            97,000  Janus Cash Liquidity Fund LLC, 0% (cost $97,000)                                                          97,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,314,013) - 100%                                                                      $    7,882,942

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Belgium                                $          175,170              2.2%
Brazil                                            136,323              1.7%
Guernsey                                           45,024              0.6%
India                                              71,914              0.9%
Ireland                                           208,513              2.7%
Japan                                              73,247              0.9%
Netherlands Antilles                               87,612              1.1%
Singapore                                          54,992              0.7%
Switzerland                                       149,928              1.9%
United Kingdom                                    487,363              6.2%
United States ++                                6,392,856             81.1%
--------------------------------------------------------------------------------
Total                                  $        7,882,942            100.0%

++        Includes Short-Term Securities (79.9% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of September 30, 2009 (unaudited)

Currency Sold and                                         Currency          Currency         Unrealized
Settlement Date                                         Units Sold   Value in U.S. $        Gain/(Loss)
-------------------------------------------------------------------------------------------------------
British Pound 10/15/09                                       6,000   $         9,587   $           297
British Pound 11/12/09                                     100,000           159,763             4,957
British Pound 11/19/09                                      34,000            54,319              (411)
Euro 11/12/09                                               11,000            16,095               (33)
Euro 11/19/09                                               46,000            67,304               112
Swiss Franc 11/19/09                                        50,000            48,280               248
Yen 10/15/09                                             1,300,000            14,486              (903)
Yen 11/12/09                                             1,500,000            16,718              (286)
-------------------------------------------------------------------------------------------------------
Total                                                                $       386,551   $         3,981

 Schedule of Written Options - Calls                                  Value
-----------------------------------------------------------------------------
                JPMorgan Chase & Co.
                expires October 2009
                5 contracts
                exercise price $46.00 (premiums received $645)        $ (400)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective May 1, 2009, Janus Aspen Fundamental Equity Portfolio changed its name to "Janus Aspen Research Core Portfolio" and eliminated its policy to invest at least 80% of its net assets in equity securities selected for their growth potential.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2009. See significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                                                     Level 2 - Other
                                                Level 1 - Quoted     Significant              Level 3 - Significant
                                                Prices               Observable Inputs        Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Research Core Portfolio
Common Stock
Aerospace and Defense                              $   191,475          $     62,690                    $  -
Brewery                                                      -               175,170                       -
Cable Television                                             -                64,802                       -
Cellular Telecommunications                                  -                29,727                       -
Commercial Banks                                             -               114,277                       -
Life and Health Insurance                              113,475                40,921                       -
Medical - Drugs                                        426,487                96,345                       -
Oil Companies - Integrated                             105,659               136,324                       -
Real Estate Operating/Development                            -                54,992                       -
Soap and Cleaning Preparations                               -               246,860                       -
Toys                                                         -                73,247                       -
All Other                                            5,853,491                     -                       -

Money Market                                                 -                97,000                       -

Total Investments in Securities                    $ 6,690,587          $  1,192,355                     $ -
Other Financial Instruments(a):
Janus Aspen Research Core Portfolio                      3,981                  (400)                      -

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of September 30, 2009 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Research Core Portfolio                              $     1,203,744

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Aerospace and Defense - 0.5%
            82,831  TransDigm Group, Inc.*                                                                            $    4,125,812
Agricultural Chemicals - 6.7%
           264,232  Monsanto Co.                                                                                          20,451,557
           210,477  Mosaic Co.                                                                                            10,117,629
           226,519  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                20,463,727
                                                                                                                          51,032,913
Agricultural Operations - 2.2%
        13,654,810  Chaoda Modern Agriculture Holdings, Ltd.                                                               8,194,896
         9,972,000  China Green Holdings, Ltd.                                                                             8,458,039
                                                                                                                          16,652,935
Brewery - 1.1%
           186,309  Anheuser-Busch InBev N.V.                                                                              8,518,283
Chemicals - Specialty - 2.4%
        15,409,230  Huabao International Holdings, Ltd.                                                                   16,512,720
            17,650  Lonza Group A.G.                                                                                       1,924,669
                                                                                                                          18,437,389
Commercial Services - 3.0%
         2,012,870  Aggreko PLC                                                                                           22,600,157
Commercial Services - Finance - 1.2%
           533,325  CIA Brasileira de Meios de Pagamento                                                                   5,293,204
            17,945  MasterCard, Inc. - Class A                                                                             3,627,582
                                                                                                                           8,920,786
Computer Services - 1.0%
           201,885  Accenture, Ltd. - Class A (U.S. Shares)                                                                7,524,254
Computers - 5.4%
           130,863  Apple, Inc.*                                                                                          24,258,074
           242,471  Research In Motion, Ltd. (U.S. Shares)*                                                               16,378,916
                                                                                                                          40,636,990
Consulting Services - 0.6%
            74,066  Bereau Veritas S.A.                                                                                    4,180,065
Cosmetics and Toiletries - 1.2%
            98,365  Colgate-Palmolive Co.                                                                                  7,503,282
           131,245  Colgate-Palmolive India, Ltd.                                                                          1,722,275
                                                                                                                           9,225,557
Distribution/Wholesale - 2.6%
         5,005,450  Li & Fung, Ltd.                                                                                       20,063,734
Diversified Operations - 2.0%
         2,167,065  China Merchants Holdings International Co., Ltd.                                                       7,104,405
           117,750  Danaher Corp.                                                                                          7,926,930
                                                                                                                          15,031,335
Electric - Distribution - 1.0%
           792,135  Equatorial Energia S.A.                                                                                7,826,095
Electric - Integrated - 1.0%
           555,700  Light S.A*                                                                                             7,752,129
Electric Products - Miscellaneous - 0.5%
            79,454  Bharat Heavy Electricals, Ltd.                                                                         3,845,596
Electronic Connectors - 0.9%
           189,100  Amphenol Corp. - Class A                                                                               7,125,288
Enterprise Software/Services - 3.1%
           346,475  Autonomy Corp. PLC*                                                                                    9,039,210
           265,327  Aveva Group PLC                                                                                        3,895,542
           277,975  Oracle Corp.                                                                                           5,792,999
           216,870  Temenos Group A.G.*                                                                                    5,098,073
                                                                                                                          23,825,824
Finance - Credit Card - 0.5%
           244,400  Redecard S.A.                                                                                          3,759,894
Finance - Investment Bankers/Brokers - 3.6%
           116,466  Goldman Sachs Group, Inc.                                                                             21,470,507
           301,997  UBS A.G.*                                                                                              5,536,711
                                                                                                                          27,007,218
Finance - Mortgage Loan Banker - 2.5%
           333,622  Housing Development Finance Corp.                                                                     19,220,101
Finance - Other Services - 2.8%
           821,840  BM&F Bovespa S.A.                                                                                      6,059,521
            26,315  CME Group, Inc.                                                                                        8,110,020
         1,271,868  IG Group Holdings PLC                                                                                  6,783,555
                                                                                                                          20,953,096
Food - Dairy Products - 0.3%
            40,037  Nestle India, Ltd.                                                                                     1,884,313
Food - Wholesale/Distribution - 1.0%
         4,392,375  Olam International, Ltd.                                                                               7,730,851
Gold Mining - 1.2%
           212,506  Newmont Mining Corp.                                                                                   9,354,514
Hotels and Motels - 0.8%
         3,406,000  Shangri-La Asia, Ltd.                                                                                  6,416,938
Human Resources - 3.0%
         1,960,224  Capita Group PLC                                                                                      22,639,052
Investment Companies - 1.5%
         2,191,353  Man Group PLC                                                                                         11,622,253
Investment Management and Advisory Services - 0.5%
           684,000  GP Investments, Ltd. (BDR)*                                                                            3,784,339
Medical - Biomedical and Genetic - 8.7%
           121,915  Alexion Pharmaceuticals, Inc.*                                                                         5,430,094
           436,903  Celgene Corp.*                                                                                        24,422,877
           215,090  Genzyme Corp.*                                                                                        12,202,056
           319,008  Gilead Sciences, Inc.*                                                                                14,859,392
           250,130  Vertex Pharmaceuticals, Inc.*                                                                          9,479,927
                                                                                                                          66,394,346
Medical - Drugs - 1.5%
            89,578  Novo Nordisk A/S                                                                                       5,627,040
            34,606  Roche Holding A.G.                                                                                     5,603,542
                                                                                                                          11,230,582
Medical - Generic Drugs - 0.9%
           129,770  Teva Pharmaceutical S.P. (ADR)                                                                         6,561,171
Medical Instruments - 0.5%
            96,071  St. Jude Medical, Inc.*                                                                                3,747,730
Medical Products - 1.6%
            65,828  Baxter International, Inc.                                                                             3,752,854
            85,981  Cochlear, Ltd.                                                                                         5,057,229
            60,235  Johnson & Johnson                                                                                      3,667,709
                                                                                                                          12,477,792
Oil - Field Services - 1.9%
           288,686  AMEC PLC                                                                                               3,486,919
           704,750  Petrofac, Ltd.                                                                                        11,142,501
                                                                                                                          14,629,420
Oil and Gas Drilling - 0.5%
            45,195  Transocean, Ltd. (U.S. Shares)*                                                                        3,865,528
Oil Companies - Exploration and Production - 1.1%
           204,820  Petroleo Brasileiro S.A. (U.S. Shares)                                                                 8,051,474
Oil Field Machinery and Equipment - 1.9%
           229,450  Dresser-Rand Group, Inc.*                                                                              7,129,012
           709,959  Wellstream Holdings PLC                                                                                6,916,882
                                                                                                                          14,045,894
Optical Supplies - 0.5%
            26,999  Alcon, Inc. (U.S. Shares)                                                                              3,743,951
Pipelines - 0.5%
            81,880  Kinder Morgan Management LLC*                                                                          3,877,018
Printing - Commercial - 1.9%
           276,770  VistaPrint, Ltd. (U.S. Shares)*                                                                       14,046,078
Property and Casualty Insurance - 2.0%
           821,178  Admiral Group PLC                                                                                     15,197,214
Real Estate Management/Services - 0.7%
         1,030,855  Regus PLC                                                                                              1,650,501
         2,178,161  Regus PLC*                                                                                             3,490,424
                                                                                                                           5,140,925
Real Estate Operating/Development - 0.7%
         1,471,565  Hang Lung Properties, Ltd.                                                                             5,375,923
Reinsurance - 3.0%
             6,888  Berkshire Hathaway, Inc. - Class B*                                                                   22,888,824
Retail - Apparel and Shoe - 2.2%
           795,700  Esprit Holdings, Ltd.                                                                                  5,336,450
            63,495  Hennes & Mauritz A.B. - Class B                                                                        3,569,146
            66,985  Inditex S.A.                                                                                           3,846,720
         1,536,500  Ports Design, Ltd.                                                                                     3,812,869
                                                                                                                          16,565,185
Retail - Regional Department Stores - 0%
            50,000  Golden Eagle Retail Group, Ltd.                                                                           83,570
Retail - Restaurants - 0.4%
         3,478,000  Ajisen China Holdings, Ltd.                                                                            3,086,394
Schools - 3.9%
           583,000  Anhanguera Educacional Participacoes S.A.*                                                             6,648,563
           553,840  Estacio Participacoes S.A.                                                                             6,441,091
           215,340  Grand Canyon Education, Inc.*                                                                          3,839,512
           190,700  Kroton Educacional S.A.                                                                                1,699,968
         4,383,000  Raffles Education Corp., Ltd                                                                           1,574,848
        25,637,075  Raffles Education Corp., Ltd.*                                                                         9,211,614
                                                                                                                          29,415,596
Semiconductor Equipment - 0.5%
           137,140  ASML Holding N.V.                                                                                      4,043,722
Tobacco - 6.6%
           348,646  British American Tobacco PLC                                                                          10,955,589
           746,063  ITC, Ltd.                                                                                              3,613,362
             7,053  Japan Tobacco, Inc.                                                                                   24,021,498
           229,349  Philip Morris International, Inc.                                                                     11,178,470
                                                                                                                          49,768,919
Transportation - Services - 1.0%
           209,200  Expeditors International of Washington, Inc.                                                           7,353,380
Transportation - Truck - 1.5%
           615,195  DSV A/S*                                                                                              11,031,990
Vitamins and Nutrition Products - 0.7%
           167,302  Herbalife, Ltd.                                                                                        5,477,468
Wireless Equipment - 1.2%
           180,643  Crown Castle International Corp.*                                                                      5,664,965
           364,687  Telefonaktiebolaget L.M. Ericsson - Class B                                                            3,659,722
                                                                                                                           9,324,687
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $638,679,305)                                                                                   759,122,492
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $638,679,305) - 100%                                                                    $  759,122,492
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                         September 30, 2009 (unaudited)

                                                                 % of Investment
Country                                      Value                  Securities
--------------------------------------------------------------------------------
Australia                              $        5,057,228              0.7%
Belgium                                         8,518,283              1.1%
Bermuda                                        64,385,089              8.4%
Brazil                                         53,531,941              7.1%
Canada                                         36,842,643              4.8%
Cayman Islands                                 16,842,327              2.2%
Denmark                                        16,659,030              2.2%
France                                          4,180,065              0.6%
Hong Kong                                      12,480,328              1.6%
India                                          30,285,646              4.0%
Ireland                                         7,524,254              1.0%
Israel                                          6,561,171              0.9%
Japan                                          24,021,498              3.2%
Jersey                                         16,283,426              2.1%
Netherlands                                    18,089,800              2.4%
Singapore                                      18,517,313              2.4%
Spain                                           3,846,720              0.5%
Sweden                                          7,228,868              1.0%
Switzerland                                    25,772,475              3.4%
United Kingdom                                113,136,372             14.9%
United States                                 269,358,015             35.5%
--------------------------------------------------------------------------------
Total                                  $      759,122,492            100.0%

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio changed its name to Janus Aspen Worldwide Portfolio.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of September 30, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2009)
                                                                            Level 2 - Other           Level 3 -
                                                                            Significant Observable    Significant
                                                  Level 1 - Quoted Prices   Inputs                    Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Worldwide Portfolio
Common Stock
Agriculture Operations                                               $ -              $ 16,652,935                   $ -
Brewery                                                                -                 8,518,283                     -
Chemicals - Specialty                                                  -                18,437,389                     -
Commercial Services                                                    -                22,600,157                     -
Commercial Services - Finance                                  3,627,582                 5,293,204                     -
Consulting Services                                                    -                 4,180,065                     -
Cosmetics and Toiletries                                       7,503,282                 1,722,275                     -
Distribution/Wholesale                                                 -                20,063,734                     -
Diversified Operations                                         7,926,930                 7,104,405                     -
Electric - Distribution                                                -                 7,826,095                     -
Electric - Integrated                                                  -                 7,752,129                     -
Electric Products - Miscellaneous                                      -                 3,845,596                     -
Enterprise Software/Services                                   5,792,999                18,032,825                     -
Finance - Credit Card                                                  -                 3,759,894                     -
Finance - Investment Bankers/Brokers                          21,470,507                 5,536,711                     -
Finance - Mortgage Loan Banker                                         -                19,220,101                     -
Finance - Other Services                                       8,110,020                12,843,076                     -
Food - Dairy Products                                                  -                 1,884,313                     -
Food - Wholesale/Distribution                                          -                 7,730,851                     -
Hotels and Motels                                                      -                 6,416,938                     -
Human Resources                                                        -                22,639,052                     -
Investment Companies                                                   -                11,622,253                     -
Investment Management and Advisory Services                            -                 3,784,339                     -
Medical - Drugs                                                        -                11,230,582                     -
Medical - Generic Drugs                                                -                 6,561,171                     -
Medical Products                                               7,420,563                 5,057,229                     -
Oil - Field Services                                                   -                14,629,420                     -
Oil Companies - Exploration and Production                             -                 8,051,474                     -
Oil Field Machinery and Equipment                              7,129,012                 6,916,882                     -
Property and Casualty Insurance                                        -                15,197,214                     -
Real Estate Management/Services                                        -                 5,140,925                     -
Real Estate Operating/Development                                      -                 5,375,923                     -
Retail - Apparel and Shoe                                              -                16,565,185                     -
Retail - Regional Department Stores                                    -                    83,570                     -
Retail - Restaurants                                                   -                 3,086,394                     -
Schools                                                        3,839,512                25,576,084                     -
Semiconductor Equipment                                                -                 4,043,722                     -
Tobacco                                                       11,178,470                38,590,449                     -
Transportation - Truck                                                 -                11,031,990                     -
Wireless Equipment                                             5,664,965                 3,659,722                     -
All Other                                                    251,194,094                         -                     -
Total Investment in Securities                             $ 340,857,936             $ 418,264,556                   $ -
-------------------------------------------------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio (formerly named Janus Aspen Mid Cap Growth Portfolio), Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen Janus Portfolio (formerly named Janus Aspen Large Cap Growth Portfolio), Janus Aspen Overseas Portfolio (formerly named Janus Aspen International Growth Portfolio), Janus Aspen Perkins Mid Cap Value Portfolio, Janus Aspen Research Core Portfolio (formerly named Janus Aspen Fundamental Equity Portfolio) and Janus Aspen Worldwide Portfolio (formerly named Janus Aspen Worldwide Growth Portfolio). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers fourteen portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

The following accounting policies have been consistently followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or non-public security. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2009. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2009, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Equity-Linked Structured Notes

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the nine-month period ended September 30, 2009 is indicated in the tables below:

                                                     Number of           Premiums
Call Options                                         Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Options outstanding at December 31, 2008                         --    $           --
Options written                                                  35            10,238
Options closed                                                   --                --
Options expired                                                  --                --
Options exercised                                                --                --
-------------------------------------------------------------------------------------
Options outstanding at September 30, 2009                        35    $       10,238
-------------------------------------------------------------------------------------


                                                     Number of           Premiums
Call Options                                         Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2008                        255    $       37,066
Options written                                               3,545          (386,689)
Options closed                                               (2,996)         (352,280)
Options expired                                                (255)          (37,067)
Options exercised                                               (30)           (9,155)
-------------------------------------------------------------------------------------
Options outstanding at September 30, 2009                       549    $       25,254
-------------------------------------------------------------------------------------

                                                     Number of           Premiums
Put Options                                          Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2008                         --    $           --
Options written                                                 355            70,922
Options closed                                                 (355)          (70,922)
Options expired                                                  --                --
Options exercised                                                --                --
-------------------------------------------------------------------------------------
Options outstanding at September 30, 2009                        --    $           --
-------------------------------------------------------------------------------------

                                                     Number of           Premiums
Call Options                                         Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2008                     36,079    $    5,032,899
Options written                                               1,168           744,102
Options closed                                               (1,670)         (497,693)
Options expired                                             (34,409)       (4,535,206)
Options exercised                                                --                --
-------------------------------------------------------------------------------------
Options outstanding at September 30, 2009                     1,168    $      744,102
-------------------------------------------------------------------------------------

                                                     Number of           Premiums
Put Options                                          Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2008                     39,147    $    5,933,179
Options written                                                 570           257,344
Options closed                                              (27,911)       (4,999,145)
Options expired                                                (570)         (257,344)
Options exercised                                           (11,236)         (934,034)
                                                     --------------------------------
Options outstanding at September 30, 2009                        --    $           --
-------------------------------------------------------------------------------------

                                                     Number of           Premiums
Put Options                                          Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2008                         25    $       71,448
Options written                                               3,405         1,161,689
Options closed                                               (2,304)         (692,968)
Options expired                                                 (34)         (121,678)
Options exercised                                                (9)          (30,528)
-------------------------------------------------------------------------------------
Options outstanding at September 30, 2009                     1,083    $      387,963
-------------------------------------------------------------------------------------

                                                     Number of           Premiums
Call Options                                         Contracts           Received
-------------------------------------------------------------------------------------
Janus Aspen Research Core Portfolio
Options outstanding at December 31, 2008                         --    $           --
Options written                                                 966                 8
Options closed                                                   --                --
Options expired                                                  --                --
Options exercised                                              (321)               (3)
-------------------------------------------------------------------------------------
Options outstanding at September 30, 2009                       645    $            5
-------------------------------------------------------------------------------------

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Portfolios may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Portfolios' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers, is the fair value of the contract. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by posting of collateral by the counterparty to the Portfolios to cover the Portfolios' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A portfolio investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios' exposure to the counterparty.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio does not intend to invest in high-yield/high-risk bonds.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Portfolio expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Portfolio's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Portfolio invests are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the nine-month period ended September 30, 2009 is indicated in the table below:

  -----------------------------------------------------------------
  Portfolio                                   Average       Rates
                                              Monthly
                                            Borrowings
  -----------------------------------------------------------------
  Janus Aspen Balanced Portfolio             $ 396,837        0%
  -----------------------------------------------------------------

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balances are invested in one or more money market funds, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Portfolios may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Portfolios' total return. The Portfolios will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which is meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Initial Public Offerings

The Portfolios may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolio's yield and your return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolio sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Portfolio.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Portfolios' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Portfolios no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that a Portfolio will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

When-Issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2009 are noted below.

------------------------------------------------------------------------------------------------------------------
Portfolio                                      Federal Tax Cost   Unrealized       Unrealized        Net
                                                                  Appreciation     (Depreciation)    Appreciation/
                                                                                                     (Depreciation)
------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                   $1,421,182,880   $  263,532,025   $  (53,314,509)   $  210,217,516
------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                    479,713,974      146,029,897      (49,255,729)      576,488,142
------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                 342,927,668       21,528,610         (428,242)       21,100,368
------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                         856,019,394      308,499,257      (19,413,615)      289,085,642
------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio           16,008,347        2,347,143       (1,503,527)          843,616
------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio              93,239,715       24,171,440       (2,125,816)       22,045,624
------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio              40,837,557        8,334,766       (2,810,709)        5,524,057
------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core                 16,049,613        2,306,736         (484,941)        1,821,795
Portfolio
------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                       2,060,975,247      290,965,936      (42,385,792)    2,309,555,391
------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                    1,872,556,752      572,065,811     (216,948,115)      355,117,696
------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio          85,942,153       13,496,774       (3,207,648)       10,289,126
------------------------------------------------------------------------------------------------------------------
Janus Aspen Research Core Portfolio                   7,429,780          952,930         (499,768)          453,162
------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio              640,783,770      123,834,688       (5,495,966)      118,338,722
------------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of September 30, 2009 are as follows:

--------------------------------------------------------------------------------------------------------------------
Portfolio                                       Federal Tax Cost   Unrealized       Unrealized        Net
                                                                   Appreciation     (Depreciation)    Appreciation/
                                                                                                      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio       $     (206,417)   $           --   $      (51,368)   $      (51,368)
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio              (2,765,603)          155,547         (536,936)         (381,389)
--------------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

During the nine-month period ended September 30, 2009, the Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                             Purchases        Sales            Dividend         Value
                                             Shares/Cost      Shares/Cost      Income           at 9/30/2009
---------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio               $  635,886,331   $  635,886,331   $       51,571   $           --
Janus Aspen Enterprise Portfolio                 71,620,616       63,724,586            9,181        7,927,030
Janus Aspen Flexible Bond Portfolio             289,519,554      282,740,472           23,611        6,788,082
Janus Aspen Forty Portfolio                     147,829,504      109,914,002           51,043       38,276,502
Janus Aspen Global Life Sciences                  5,085,632        4,901,709              659          187,923
Portfolio
Janus Aspen Global Technology Portfolio          39,724,650       37,160,099            4,700        2,573,551
Janus Aspen Growth and Income Portfolio          10,735,078        9,463,028            2,377        1,275,050
Janus Aspen INTECH Risk-Managed Core              3,452,171        3,379,171              235           74,000
Portfolio
Janus Aspen Overseas Portfolio                  537,459,915      530,327,536           72,546        7,184,379
Janus Aspen Janus  Portfolio                    698,030,028      600,266,038          173,015       97,965,990
Janus Aspen Research Core Portfolio               2,394,281        2,298,281              307           97,000
Janus Aspen Worldwide Portfolio                 303,340,944      303,667,944           36,271               --
---------------------------------------------------------------------------------------------------------------
                                             $2,745,078,704    2,583,729,197   $      425,516   $  162,349,507
---------------------------------------------------------------------------------------------------------------

                                             Purchases        Sales            Dividend         Value
                                             Shares/Cost      Shares/Cost      Income           at 9/30/2009
---------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional Shares
Janus Aspen Forty Portfolio                          84,241       40,761,076           34,503   $           --
Janus Aspen Growth and Income Portfolio               1,900        1,246,917              913               --
Janus Aspen Janus Portfolio                         117,757       47,133,174           91,129               --
                                             $      203,898   $   89,141,167   $      126,545   $           --

                                             Purchases        Sales            Dividend         Value
                                             Shares/Cost      Shares/Cost      Income           at 9/30/2009
---------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional Shares
Janus Aspen Forty Portfolio                          64,951       35,618,921           37,250   $           --
Janus Aspen Global Life Sciences                        533          190,291              258
Portfolio                                                --
Janus Aspen Global Technology Portfolio               1,391          551,024              409               --
Janus Aspen Growth and Income Portfolio               2,503        1,439,693            1,192               --
Janus Aspen Janus Portfolio                          59,206       25,265,787           34,944               --
Janus Aspen Overseas Portfolio                       62,389       32,597,464           32,743               --
Janus Aspen Worldwide Portfolio                      10,145          238,873               --               --
                                             $      201,118   $   95,902,053   $      106,796   $           --

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Portfolios utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2009 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends Fair Value Measurements by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Notes to the Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.

New Accounting Pronouncements

In accordance with FASB guidance, the Portfolios adopted the provisions of the "Disclosures about Derivative Instruments and Hedging Activities", which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Subsequent Events

On October 19, 2009, FU JI Food and Catering Services Holdings, Ltd. filed a petition to wind up the company and appointed provisional liquidators to take possession of the assets of the company and effectively restructure the affairs of the company. As a result of this event, Janus Aspen Overseas Portfolio reduced the fair market value of this holding to zero and this value is reflected on the September 30, 2009 Schedule of Investments. The investment in this issuer exposes investors to the negative (or positive) performance resulting from this and other events.

In May 2009, in accordance with FASB guidance, the Portfolios adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 19, 2009 and determined that there were no material events or transactions that would require recognition or disclosure in this filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 25, 2009

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: November 25, 2009